UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2011

Semi-Annual Reports of Investment Options Offered by
Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

August 2011

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the semi-annual fund reports for the investment options offered by your contract. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investment options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of June 30, 2011. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for over 65 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to its Mission to offer plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America's products, they do reflect the Company's ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2011

Semi-Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the six months ended June 30, 2011.

Given the dramatic events that have occurred since the end of the second quarter of 2011, our discussion below focuses on a market perspective as of mid-August 2011. At this time, the S&P 500® has declined 18% since its most recent peak in early July, about the same from its late April peak and 11% from the beginning of the year. Ten-year bond yields have plummeted to an historical low of nearly 2.00%, and five-year Treasury yields have fallen below 1.00%.

We believe the rapid deterioration in the U.S. stock market, as well as those of most other nations, and the movement of money into U.S. Treasuries reflect the loss of confidence by investors around the world in the ability of policy makers — whether in Europe, the United States or China — to find effective and permanent solutions to the risks facing their respective domestic economies, solutions that are crucial to global growth.

Interrelated Global Financial System

Currently, there are a multitude of risks facing the domestic and global economies. These include the European sovereign debt crisis, the debt ceiling/budget cut crisis in the United States, the potential slowdown of Chinese economic growth and the exceptionally slow domestic recovery — a recovery that seems increasingly likely to fall into another recession. All of these issues are interrelated through the global financial system and trade markets.

Despite Europe's decision to bail out Greece, the European sovereign debt crisis has not been solved. Markets have in fact viewed this effort as insufficient to address the larger issue of high debt levels in other European nations, specifically Ireland, Portugal, Spain and Italy and, most recently, France. Immediately after the announcement of the Greek bailout, the yields on the sovereign debt of Spain and Italy began to rise quickly to above 6%, a level considered the upper limit for issuing new debt to refinance maturing debt or to fund other obligations. In short, markets judged the Greek bailout as merely deferring the hard decisions that have to be made, in effect, "kicking the can down the road."

In recent days, the European Central Bank (ECB) has begun to purchase Spanish and Italian debt after having bought Portuguese and Irish bonds the week before. These steps were taken on condition that these countries implement serious austerity programs, but it will take time to evaluate whether such programs are effective in realigning debt levels to growth prospects. While the buying programs have driven Spanish and Italian rates down about one percent, the amount purchased so far is a small fraction of the total debt outstanding. And, by the way, the Greek bailout still has to be ratified by the parliaments of all the European Union (EU) member nations.

The bottom line is that a true solution has not been found, and the issue will continue to plague the eurozone economy, the global economy and the global financial system, probably for years to come. The risk is that the problem escalates rapidly, yielding sovereign defaults and bank failures. Such an outcome would be a "Lehman" event that could plunge the world into an even worse state of affairs than experienced when that company was allowed to fail in 2008.

The most credible long-term plan for addressing the problem is for all the individual nations of the EU to cede at least partial sovereignty to a central government with the power to orchestrate fiscal policy for the member nations through the issuance of debt backed by the EU as a whole, essentially a Federalist system such as that of the United States. The probability of such an action is very low; but the alternative is the dissolution of the EU as it currently exists along with the end of the euro as a global currency. Unfortunately, given Europe's history, the odds favor the latter outcome, which would be a huge setback not only for Europe, but also for world stability.

The Debate in Washington

The United States faces essentially the same problem, namely, an excess of debt that is likely to grow over time as deficits pile up. The rancorous debt ceiling/budget cut debate in Washington to address this issue was a grand testament to the extreme partisanship of the Republican and Democratic parties and undermined the spirit of compromise that has been the defining characteristic of our democratic society. Yes, a deal was reached eventually. But the process was so bitter and divisive that it destroyed confidence, both domestically and globally, that our government could effectively address dire problems. The amount of budget cuts agreed upon was half of what was deemed necessary by most commentators and, more importantly, Standard & Poors® (S&P®). While the deal avoided default, S&P® subsequently downgraded the ratings of U.S. government debt from AAA, the highest rating assigned, to AA+. By the standards of at least this one rating agency, the debt of the U.S. was no longer to be viewed as "risk free." Subsequently, both Moody's and Fitch Ratings reaffirmed their AAA ratings, although Moody's maintained its negative outlook while Fitch issued a stable outlook for the U.S.

Ironically, despite a lower S&P® credit rating, the anxiety and uncertainty raised by the dual failures of European and U. S. leaders to adequately address their respective problems has led to a tremendous flow of investment into U. S. Treasury securities. At the same time, S&P®'s rating downgrade appears to have catalyzed investors' worries, leading to a rapid decline in stock markets around the world.

Possibility of a Global Recession

In addition to the loss of confidence in global policy makers and the accompanying anxiety and uncertainty, investors have also apparently come to believe that a U.S. and possibly a European recession are at hand. When anxiety and uncertainty increase, consumers and business leaders become more cautious and, as a result, reduce spending. And less spending raises the probability that an already anemic recovery stalls out.

Recession in the U.S. and/or Europe, two huge components of world Gross Domestic Product, would surely lead to a global recession. Bond yields generally decline as economies slide into recession. And stock markets always fall. The recent spate of economic data for the U.S., EU and China have all suggested a slowing in growth of a magnitude not explainable only by supply disruptions caused by the Japanese nuclear disaster or erratic weather patterns. If we are truly headed into recession, stock markets will remain under pressure as earnings estimates, actual earnings and growth prospects are lowered.

The Federal Reserve's August 9th announcement that it would keep short-term interest rates at effectively 0% until "at least mid-2013" met initially with skepticism, then euphoria, during the final hour and a half of trading following the Fed's report. In fact, the S&P 500 advanced 6.5% during that brief interval. But the following day, the market continued its decline, falling nearly 4.5%. Interpretation: even the Federal Reserve had lost credibility with investors.

A Variety of Positive Factors

It is difficult to find many positives to talk about in the midst of all this gloom and doom. However, even acknowledging the increased risks, the negative reaction of markets may actually heighten the sense of urgency of policy makers to come up with more dramatic and creative solutions to these very serious issues. It may also lead to more globally coordinated action such as was seen in the early stages of the 2008 financial crisis, especially if the current debt crisis threatens to spiral out of control.

On a more fundamental basis, there are a variety of positives to note. Corporate profits continue to be robust. During the most recent quarter, 70% of S&P 500 companies beat both revenue and earnings expectations, continuing nine straight quarters of positive results. Moreover, margins have approached historical highs. Granted, a good portion of the profit strength has been driven by strong demand from outside the United States. Currency translation from stronger currencies into dollars has also helped. Of course, a U.S. or global recession would lead to a decline in corporate profits, but the magnitude would probably be less than witnessed in 2008 and 2009 unless it was caused by another global financial shock. And valuations on stocks are far lower now than they were then.

Will Earnings Hold Up?

In fact, the current price/earnings ratio of 11.7 times one-year-forward earnings per share is near the lows in early 2009 at the peak in anxiety over the financial crisis and near the trough in one-year forward earnings estimates. Today, however, forward estimates are actually still rising although at a decelerating pace. The low current price/earnings multiple suggests that equity investors are already anticipating a recession and that forward earnings estimates will prove seriously off the mark.

As acknowledged already, a recession will lead to lower earning and lower stock prices. But with valuations already discounting lower earnings, stock declines will probably mirror only the magnitude of earnings decline, without a serious compression in the price/earnings multiple. Assuming earnings come in 25% lower than current 2012 estimates of about $110 per share, and given the market is already down about 18% from its peak in late April, the downside for stocks from here is probably at worst another 12% to 15% — to about 1000 on the S&P 500 Index. To the extent that earnings hold up better than such a scenario posits, we are probably closer to a stock market bottom than current fears suggest and would expect the market to rally from recent lows back toward peak levels reached earlier in the year. Again, however, if a major "macro accident" leads to another deep recession, the downside for stocks could be greater.

Lower Anxiety Now Versus 2008

Perhaps more importantly, corporations are flush with cash. Among the S&P 500 companies, cash balances total $1.2 trillion, almost as much as this year's projected U.S. budget deficit, and up more than 50% than they had been right before the 2008 financial crisis. Most of this cash has been generated through operating cash flow while corporate borrowing at historically low interest rates have added to the cash hoard at very low cost. This means that corporations are better able to endure a downturn than they were three years ago.

The recent volatility in stock and Treasury markets is reminiscent of conditions in late 2008 and early 2009. However, by a number of measures, the degree of anxiety now is much lower. For instance, triple-B corporate bond yields rose from about 4.0% to almost 8.0% in the former period, but today stand at 2.6%. From another perspective, the spread (or difference) between the yields on these corporate bonds and 5-year Treasuries has fallen from a high in early 2009 of nearly 6.0% to less than 1.0% today — actually lower than the months just prior to the Lehman bankruptcy. Similarly, for stock markets, the Chicago Board Options Exchange Market Volatility Index, which is generally viewed as a "fear index," although advancing significantly and rapidly over the past few weeks, is still far below the levels reached during the 2008 financial crisis.

As for S&P®'s rating downgrade of U.S. sovereign debt, rather than dropping as expected, demand for Treasury Notes has actually risen, causing yields to drop to historic lows. Another interesting observation that suggests that U.S. debt is still viewed as the safest investment in the world is that prices on its Credit Default Swaps (CDS), essentially insurance premiums for protection against default, remain the lowest in the world except for Norway. Although CDS prices on U.S. debt have increased by about 40% over the last three months, Japanese CDS prices are up nearly 25%, Australia's are up 53%, Germany's nearly 130% and those of France by 230%. While a AA+ rating for U.S. debt implies nominally that it is no longer "risk free," it seems to have been deemed by market participants as more so than that of any other nation...except Norway. However, the amount of Norwegian sovereign debt outstanding would be insufficient to satisfy the voracious world demand for safe and secure investment.

U.S. Treasury Market Still Safe Haven

In short, the U. S. Treasury market will continue to be viewed as the safest haven for investment in the world for the very simple reason that everyone knows that this government will never fail to pay its obligations despite ratings agencies and naysayers.

And yet, despite these positives, the issues facing the world will not remedy themselves and by their very complexity will require not only bold initiatives, but time. Even an effective game plan for confronting these seemingly intractable problems over a period of years will have to incorporate safeguards to insure against macro "accidents" (sovereign default, European banking crisis, international currency crisis, drastic slump in Chinese growth) along the way to eventual solution. It is incumbent upon policy makers to take immediate and credible action in order to quickly restore confidence so that, despite a lower U.S. credit rating, banks will lend, businesses will invest and hire and consumers will spend.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2011

Equity Index Fund	+5.92%
All America Fund	+5.56%
Small Cap Value Fund	+6.56%
Small Cap Growth Fund	+7.71%
Mid Cap Value Fund	+6.48%
Mid-Cap Equity Index Fund	+8.55%
International Fund	+5.03%
Composite Fund	+3.50%
Retirement Income Fund	+3.61%
2010 Retirement Fund	+4.48%
2015 Retirement Fund	+4.76%
2020 Retirement Fund	+5.21%
2025 Retirement Fund	+5.67%

Total Returns — Six Months Ended June 30, 2011 (Continued)

2030 Retirement Fund	+5.96%
2035 Retirement Fund	+6.23%
2040 Retirement Fund	+6.38%
2045 Retirement Fund	+6.34%
Conservative Allocation Fund	+3.63%
Moderate Allocation Fund	+4.84%
Aggressive Allocation Fund	+5.88%
Money Market Fund	-0.07%
Mid-Term Bond Fund	+2.64%
Bond Fund	+3.14%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2011.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 for the most part traded within an approximate 100 point range of 1250 – 1350 (the high was reached on May 2, 2011, at 1370) during the first half of the year. The first of two major market corrections occurred in March following the Japan disaster and the second in the beginning of June. The more recent sell off is a mirror image of the same time frame in 2010. Market participants became jittery over sovereign debt worries in Europe, softening economic data in the U.S. and China and continued high unemployment. The S&P 500 rallied into the end of the quarter as the European Central Bank announced potential solutions for avoiding a default in Greece and the Federal Reserve indicated the possibility of further quantitative easing if the economy continued to falter. Healthcare, Energy and Consumer Discretionary were the best performing sectors for the first half of 2011, returning 12.7%, 10.4% and 7.6%, respectively. Materials and Information Technology underperformed the market, up 2.6% and 1.6%, respectively. Financials was by far the worst performing, down 3.7%, and the only sector to have a negative return for the first two quarters.

The Equity Index Fund's performance for the six months ended June 30, 2011, was 5.92%, in line with the benchmark return of 6.02%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2011, the S&P 500 of large capitalization stocks increased by 6.02% on a total return basis, while the Russell 2000® Growth Index was up 8.59% and the Russell 2000® Value Index was up 3.77%.

The All America Fund's return for the six months ended June 30, 2011, was 5.56% versus the benchmark return of 6.02%. The modest underperformance of the Fund was the result of the underperformance of both the Small Cap Growth and Large Cap components of the Fund more slightly offsetting the significant outperformance of the Small Cap Value portion of the Fund. The Equity Index component matched the index for the period.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2011, the Small Cap Value Fund returned 6.56% versus a 3.77% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Technology and Consumer Cyclical while sectors detracting from Fund performance included Healthcare and Consumer Staples.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 7.71% during the six months ended June 30, 2011. The Fund's benchmark, the Russell 2000® Growth Index, returned 8.59% for the period.

The Small Cap Growth Fund underperformed relative to its benchmark due to underweights in companies with growth rates over 20% and those with the highest price/earnings ratios. Healthcare and Financials were not areas where we outperformed the benchmark. From a portfolio management standpoint, stock selection allowed us to add significant value in both the Technology and Industrial sectors.

Cash equivalents were an overall drag on performance for the first six months of the year; however, we continue to believe that an approximately 4% cash level is prudent given the overall volatility of the small capitalization growth marketplace and the uncertainties in the domestic economy.

With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2011, the Mid Cap Value Fund returned 6.48% versus a 6.69% return for the Russell Midcap Value Index. Adverse stock selection was the primary driver of performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Energy and Technology while sectors detracting from Fund performance included Consumer Cyclical and Utilities.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 continued to outperform the S&P 500® Index for the six months ended June 30, 2011. As was the case during the last two years, small- and mid-cap companies were again preferred by investors and significantly outperformed their large-cap counterparts. Within the S&P MidCap 400, the Consumer Staples sector was extremely strong, up 31.5%. Similar to their large-cap counterparts, Healthcare and Energy also outperformed and were up 13.5% and 11.1%, respectively. Financials and Telecom Services were the worst performing sectors, returning 1.5% and 0.5%, respectively.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2011, was 8.55%, in line with the 8.56% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (the "MSCI EAFE® Index"). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index.

For the six months ended June 30, 2011, the International Fund returned 5.03%, slightly underperforming the 5.35% return of the benchmark. Market volatility during the year caused a number of the International Fund's exchange traded fund holdings to experience negative tracking error relative to their benchmarks.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index (the "S&P 500").

For the six months ended June 30, 2011, the equity portion of the Fund had a total return of 3.95% (before expenses), underperforming the S&P 500 Index by 208 basis points. The primary reason for underperformance of this portion of the Fund was poor stock selection, especially within the Consumer Discretionary, Healthcare and Industrial sectors.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

For the six months ended June 30, 2011, the fixed income portion of the Fund had a total return of 3.43% (before expenses), outperforming the Barclays Aggregate Index by 71 basis points. The fixed income portion of the Fund focused on income and capital preservation.

The Federal Reserve continued to create a low interest rate environment, especially in very short maturities. Consequently, the yield curve remained historically steep and new issue corporate bonds with intermediate maturities were in great demand.

The Fund's fixed income strategy is to maintain a diversified portfolio of higher yielding corporate bonds while keeping the duration slightly short in order to guard against incipient inflation. All of the corporate bonds have relatively short maturities and each represents only a small percentage of the entire portfolio. This focus on income, rather than market volatility, will enable the Fund to provide favorable compounded rates of return over meaningful time periods.

For the six months ended June 30, 2011, the Composite Fund returned 3.75% before expenses and 3.50% after expenses compared to the weighted benchmark return of 4.70%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500. The Fund's underperformance was due entirely to the underperformance of the equity portion of the Fund.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 38% in the Mid-Term Bond Funds and 7% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2011, the Fund returned 3.61% versus a 3.21% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, outperformance of the Bond Fund relative to the Barclays Capital Aggregate Bond Index, as well as the Mid-Cap Equity Index Fund outperforming the S&P 500 Index.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 59% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 29% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 41% of net assets in equity funds (25% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund and 4% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (47% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (43% weighting). For the six months ended June 30, 2011, the Fund returned 4.48% versus a 3.96% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, outperformance of the Mid-Cap Equity Index Fund relative to the S&P 500 Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 51% of net assets in equity funds (approximately 29% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 49% of net assets in fixed-income funds (26% in the Bond Fund, 19% in the Mid-Term Bond Fund and 4% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (53% weighting), the Barclays Capital Aggregate Bond Index (38% weighting) and the Citigroup 3-Month Treasury Bill Index (9% weighting). For the six months ended June 30, 2011, the Fund returned 4.76% versus a 4.32% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the reduced allocation to the Money Market Fund, outperformance of the Mid-Cap Equity Index, Small Cap Growth, and Small Cap Value Funds relative to the S&P 500 Index, and the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 61% of net assets in equity funds (approximately 33% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small

Cap Growth and Small Cap Value Funds) and approximately 39% of net assets in fixed-income funds (25% in the Bond Fund and 14% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (63% weighting) and the Barclays Capital Aggregate Bond Index (37% weighting). For the six months ended June 30, 2011, the Fund returned 5.21% versus a 5.15% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 71% of net assets in equity funds (approximately 37% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 29% of net assets in fixed-income funds (22% in the Bond Fund and 7% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (74% weighting) and the Barclays Capital Aggregate Bond Index (26% weighting). For the six months ended June 30, 2011, the Fund returned 5.67% versus a 5.23% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 79% of net assets in equity funds (approximately 40% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 21% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Barclays Capital Aggregate Bond Index (20% weighting). For the six months ended June 30, 2011, the Fund returned 5.96% versus a 5.59% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 86% of net assets in equity funds (approximately 40% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 14% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Barclays Capital Aggregate Bond Index (13% weighting). For the six months ended June 30, 2011, the Fund returned 6.23% versus a 5.75% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the six months ended June 30, 2011, the Fund returned 6.38% versus a 5.79% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the six months ended June 30, 2011, the Fund returned 6.34% versus a 5.73% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2011, the Conservative Allocation Fund returned 3.63% versus a 3.46% return in the weighted benchmark. The outperformance of the Fund is mainly attributable to the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the six months ended June 30, 2011, the Moderate Allocation Fund returned 4.84% versus a 4.96% return for the weighted benchmark. The small under performance of the Fund is mainly attributable to the Mid-Term Bond Fund underperforming the Barclays Capital Aggregate Bond Index.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the six months ended June 30, 2011, the Aggressive Allocation Fund returned 5.88% versus a 5.80% return for the weighted benchmark. The outperformance of the Fund is mainly attributable to the Mid-Cap Equity Index, Small Cap Value and Small Cap Growth Funds outperforming the S&P 500 Index, as well as the Bond Fund outperforming the Barclays Capital Aggregate Bond Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned -0.07% for the six months ended June 30, 2011, compared to a 0.06% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The recurring theme in the money market sector continued to be historically low yields and a shrinking supply of eligible investments. The Federal Reserve remained committed to a near-zero interest rate policy by keeping the Fed Funds target rate unchanged at a range of 0 to 0.25%. Consequently, returns were greatly impacted, as funds from maturing securities are now being reinvested at much lower yields. The Fund's strategy will continue to focus on quality and a high degree of liquidity by maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 16, 2011, was -0.15%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

During the first six months of 2011, the Mid-Term Bond Fund continued to overweight corporate issues and underweight Agencies and Treasuries. This focus will continue for the near future since it provides a greater income benefit than other available investment sectors. The Mid-Term Bond Fund also maintains extreme diversification in its credit exposure in order to minimize event risk.

The Fund's duration remains targeted at 90% of its market benchmark. This serves to dampen price volatility and protect against the effects of prospective inflation. While inflation is still relatively benign, the government's economic stimulus and debt monetization policies are expected to cause an eventual rise in rates.

For the six months ended June 30, 2011, the Mid-Term Bond Fund returned 2.64% versus a 2.47% return for the Barclays Capital Intermediate Government/Credit Bond Index. The Fund's emphasis on higher yielding corporate issues was a major contributor to its outperformance.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the first half of 2011, the Federal Reserve remained committed to keeping short-term rates low in an effort to stimulate the economy, reliquefy the banking system and support the mortgage market. Longer-term rates also remained at historically low levels. Consequently, the yield curve became very steep. At the end of June, the difference between two- and thirty-year government yields was 390 basis points.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ended June 30, 2011, was 3.14%, compared to 2.72% for the Barclays Capital U.S. Aggregate Bond Index. The Fund's emphasis on higher yielding corporate issues was a major contributor to its outperformance.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period ending June 30, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,060.22	$1.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.76	$1.10

*  Expenses are equal to the Fund's annual expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,056.55	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$2.76

*  Expenses are equal to the Fund's annual expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,066.72	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.51

*  Expenses are equal to the Fund's annual expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,078.44	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.46

*  Expenses are equal to the Fund's annual expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,065.92	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.51

*  Expenses are equal to the Fund's annual expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,086.97	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.76	$1.10

*  Expenses are equal to the Fund's annual expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,051.14	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$2.06

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,035.57	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.01	$2.81

*  Expenses are equal to the Fund's annual expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,036.69	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.46

*  Expenses are equal to the Fund's annual expense ratio of 0.49% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,045.56	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.21

*  Expenses are equal to the Fund's annual expense ratio of 0.44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,048.40	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.21

*  Expenses are equal to the Fund's annual expense ratio of 0.44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,052.96	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,057.65	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.16

*  Expenses are equal to the Fund's annual expense ratio of 0.43% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,060.60	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$2.11

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,063.36	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$2.06

*  Expenses are equal to the Fund's annual expense ratio of 0.41% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,064.88	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$2.11

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,064.50	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.21

*  Expenses are equal to the Fund's annual expense ratio of 0.44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,036.94	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.36

*  Expenses are equal to the Fund's annual expense ratio of 0.47% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,049.22	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$1.91

*  Expenses are equal to the Fund's annual expense ratio of 0.38% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,059.79	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.86

*  Expenses are equal to the Fund's annual expense ratio of 0.37% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$999.29	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.55

*  Expenses are equal to the Fund's annual expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Term Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,026.87	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$2.76

*  Expenses are equal to the Fund's annual expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1 to June 30, 2011
Actual	$1,000.00	$1,031.91	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$2.76

*  Expenses are equal to the Fund's annual expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (10.5%)
Amazon.com, Inc.*	27,623	$5,648,627
Comcast Corp. Cl A	213,966	5,421,898
Disney (Walt) Co.	146,204	5,707,804
Ford Motor Co.*	293,790	4,051,364
Home Depot, Inc.	123,160	4,460,855
McDonald's Corp.	80,256	6,767,186
Other Securities	1,711,934	67,434,533
		99,492,267
CONSUMER STAPLES (10.4%)
Altria Group, Inc.	161,924	4,276,413
Coca-Cola Co.	177,074	11,915,309
Kraft Foods, Inc. Cl A	135,971	4,790,258
PepsiCo, Inc.	122,264	8,611,054
Philip Morris Int'l., Inc.	137,560	9,184,881
Proctor & Gamble Co.	215,907	13,725,208
Wal-Mart Stores, Inc.	147,732	7,850,478
Other Securities	918,310	38,349,509
		98,703,110
ENERGY (12.4%)
Chevron Corp.	155,495	15,991,106
ConocoPhillips	109,335	8,220,899
Exxon Mobil Corp.	381,033	31,008,467
Occidental Petroleum Corp.	62,876	6,541,619
Schlumberger Ltd.	104,960	9,068,544
Other Securities	917,766	47,021,717
		117,852,352
FINANCIALS (14.8%)
American Express Co.	80,899	4,182,478
Bank of America Corp.	783,785	8,590,284
Berkshire Hathaway, Inc. Cl B*	133,913	10,363,527
Citigroup, Inc.	225,912	9,406,976
Goldman Sachs Group, Inc.	40,047	5,329,855
JPMorgan Chase & Co.	307,365	12,583,523
Wells Fargo & Co.	409,111	11,479,655
Other Securities	2,445,933	78,694,490
		140,630,788
HEALTH CARE (11.5%)
Abbott Laboratories	120,223	6,326,134
Amgen, Inc.*	71,915	4,196,240
Johnson & Johnson	212,028	14,104,103

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	238,748	$8,425,417
Pfizer, Inc.	611,153	12,589,752
UnitedHealth Group, Inc.	83,804	4,322,610
Other Securities	1,267,124	58,899,970
		108,864,226
INDUSTRIALS (10.9%)
3M Co.	54,964	5,213,335
Boeing Co.	57,105	4,221,773
Caterpillar, Inc.	49,849	5,306,925
General Electric Co.	820,331	15,471,443
Union Pacific Corp.	37,942	3,961,145
United Parcel Service, Inc. Cl B	76,284	5,563,392
United Technologies Corp.	70,795	6,266,065
Other Securities	1,092,610	57,638,878
		103,642,956
INFORMATION TECHNOLOGY (17.5%)
Apple, Inc.*	71,530	24,010,475
Cisco Systems, Inc.	425,440	6,641,118
EMC Corp.*	159,153	4,384,665
Google, Inc. Cl A*	19,443	9,845,546
Hewlett-Packard Co.	160,436	5,839,870
Int'l. Business Machines Corp.	93,687	16,072,005
Intel Corp.	410,110	9,088,038
Microsoft Corp.	574,001	14,924,026
Oracle Corp.	301,402	9,919,140
QUALCOMM, Inc.	129,139	7,333,804
Other Securities	1,995,562	57,269,659
		165,328,346
MATERIALS (3.6%)
Other Securities	685,726	34,058,175
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	458,068	14,387,916
Verizon Communications, Inc.	218,829	8,147,004
Other Securities	445,504	6,216,750
		28,751,670
UTILITIES (3.3%)
Other Securities	913,331	31,455,883
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $762,032,677) 97.9%		$928,779,773

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	0.04 - 0.10%	07/28/11 - 08/18/11	$2,950,000	$2,949,796
COMMERCIAL PAPER (1.5%)
Chevron Corp.	A-1+	0.02	07/11/11	6,000,000	5,999,967
General Electric Capital Corp.	A-1+	0.07	08/09/11	8,000,000	7,999,393
					13,999,360
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,949,156) 1.8%					16,949,156
TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000
TOTAL INVESTMENTS (Cost: $779,731,833) 99.8%					946,478,929
OTHER NET ASSETS 0.2%					1,754,986
NET ASSETS 100.0%					$948,233,915

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCK
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	4,726	$966,420
Disney (Walt) Co.	25,067	978,616
Ford Motor Co.*	52,297	721,176
McDonald's Corp.	13,283	1,120,023
Starbucks Corp.	9,757	385,304
Other Securities	336,725	12,707,634
		16,879,173
CONSUMER STAPLES (6.0%)
Coca-Cola Co.	29,850	2,008,607
PepsiCo, Inc.	20,723	1,459,521
Philip Morris Int'l., Inc.	23,002	1,535,844
Proctor & Gamble Co.	36,649	2,329,777
Wal-Mart Stores, Inc.	24,941	1,325,365
Other Securities	203,622	7,932,437
		16,591,551
ENERGY (7.4%)
Apache Corp.	5,076	626,328
Chevron Corp.	26,543	2,729,677
ConocoPhillips	18,506	1,391,466
Exxon Mobil Corp.	65,449	5,326,235
Halliburton Co.	12,658	645,558
Occidental Petroleum Corp.	10,834	1,127,169
Schlumberger Ltd.	18,184	1,571,098
Other Securities	144,426	7,026,288
		20,443,819
FINANCIALS (8.6%)
Bank of America Corp.	135,140	1,481,134
Berkshire Hathaway, Inc. Cl B*	22,279	1,724,172
Capital One Financial Corp.	6,151	317,822
Citigroup, Inc.	38,158	1,588,899
Goldman Sachs Group, Inc.	6,701	891,836
JPMorgan Chase & Co.	52,489	2,148,900
MetLife, Inc.	14,158	621,111
Wells Fargo & Co.	67,088	1,882,489
Other Securities	409,726	13,197,844
		23,854,207

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (6.7%)
Abbott Laboratories	20,090	$1,057,136
Johnson & Johnson	35,847	2,384,542
Merck & Co., Inc.	40,768	1,438,703
Pfizer, Inc.	103,723	2,136,694
UnitedHealth Group, Inc.	14,100	727,278
Other Securities	227,317	10,708,628
		18,452,981
INDUSTRIALS (6.3%)
Boeing Co.	9,526	704,257
Caterpillar, Inc.	8,555	910,765
General Electric Co.	137,649	2,596,060
Union Pacific Corp.	6,408	668,995
United Parcel Service, Inc. Cl B	12,796	933,212
United Technologies Corp.	11,716	1,036,983
Other Securities	193,095	10,562,696
		17,412,968
INFORMATION TECHNOLOGY (10.2%)
Apple, Inc.*	12,321	4,135,785
Cisco Systems, Inc.	72,999	1,139,514
EMC Corp.*	27,465	756,661
Google, Inc. Cl A*	3,439	1,741,441
Hewlett-Packard Co.	27,454	999,326
Int'l. Business Machines Corp.	15,870	2,722,496
Intel Corp.	70,290	1,557,626
Microsoft Corp.	95,508	2,483,208
Oracle Corp.	50,973	1,677,521
QUALCOMM, Inc.	22,629	1,285,101
Other Securities	346,173	9,928,529
		28,427,208
MATERIALS (2.1%)
Freeport-McMoRan Copper & Gold, Inc.	12,772	675,639
Other Securities	106,689	5,237,516
		5,913,155
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	76,639	2,407,231
Verizon Communications, Inc.	36,514	1,359,416
Other Securities	76,582	1,060,630
		4,827,277
UTILITIES (1.9%)
Other Securities	153,689	5,291,179
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $143,816,721) 57.1%		$158,093,518

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.03 - 0.10%	07/28/11 - 09/08/11	$2,100,000	$2,099,921
COMMERCIAL PAPER (1.1%)
General Electric Capital Corp.	A-1+	0.03	07/14/11	1,000,000	999,989
Toyota Motor Credit Corp.	A-1+	0.11	07/05/11	2,000,000	1,999,976
					2,999,965
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $5,099,812) 1.9%					5,099,886
TOTAL INDEXED ASSETS (Cost: $148,916,533) 59.0%					$163,193,404

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.0%)
Amazon.com, Inc.*	3,603	$736,777
Disney (Walt) Co.	14,336	559,677
Ford Motor Co.*	54,179	747,128
Starbucks Corp.	21,172	836,082
Other Securities	360,742	8,289,995
		11,169,659
CONSUMER STAPLES (2.4%)
PepsiCo, Inc.	9,829	692,256
Philip Morris Int'l., Inc.	11,507	768,322
Proctor & Gamble Co.	15,945	1,013,624
Wal-Mart Stores, Inc.	17,613	935,955
Other Securities	98,048	3,260,240
		6,670,397
ENERGY (4.1%)
Apache Corp.	4,731	583,758
Chevron Corp.	6,326	650,566
ConocoPhillips	13,346	1,003,486
Exxon Mobil Corp.	25,539	2,078,364
Halliburton Co.	15,737	802,587
McMoRan Exploration Co.*	78,439	1,449,553
Occidental Petroleum Corp.	7,449	774,994
Other Securities	387,457	4,011,822
		11,355,130
FINANCIALS (6.9%)
Bank of America Corp.	52,718	577,789
Berkshire Hathaway, Inc. Cl B*	8,795	680,645
Capital One Financial Corp.	14,184	732,887
Citigroup, Inc.	13,874	577,713
Goldman Sachs Group, Inc.	4,870	648,148
JPMorgan Chase & Co.	31,400	1,285,516
MetLife, Inc.	14,386	631,114
Wells Fargo & Co.	38,762	1,087,662
Other Securities	598,465	12,841,434
		19,062,908
HEALTH CARE (4.3%)
Abbott Laboratories	16,049	844,498
Merck & Co., Inc.	21,999	776,345
Pfizer, Inc.	51,541	1,061,745
UnitedHealth Group, Inc.	9,910	511,158
Other Securities	440,932	8,746,122
		11,939,868

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (5.3%)
Boeing Co.	10,566	$781,144
Caterpillar, Inc.	5,671	603,735
General Electric Co.	62,144	1,172,036
Union Pacific Corp.	3,758	392,335
Other Securities	422,812	11,704,217
		14,653,467
INFORMATION TECHNOLOGY (6.9%)
Apple, Inc.*	5,737	1,925,739
Cisco Systems, Inc.	14,262	222,630
EMC Corp.*	15,865	437,081
Google, Inc. Cl A*	1,687	854,263
Int'l. Business Machines Corp.	6,324	1,084,882
Microsoft Corp.	32,624	848,224
Oracle Corp.	21,247	699,239
QUALCOMM, Inc.	11,609	659,275
Other Securities	503,447	12,505,503
		19,236,836
MATERIALS (2.6%)
Freeport-McMoRan Copper & Gold, Inc.	11,668	617,237
Other Securities	313,477	6,532,766
		7,150,003
TELECOMMUNICATION SERVICES (0.9%)
Verizon Communications, Inc.	19,851	739,053
Other Securities	54,944	1,653,268
		2,392,321
UTILITIES (1.1%)
Other Securities	90,101	3,125,421
TOTAL ACTIVE ASSETS-COMMON STOCKs (Cost: $86,071,575) 38.5%		$106,756,010
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	152,650
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		$152,650

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	AAA	0.08%	08/26/11	$500,000	$499,938
COMMERCIAL PAPER (1.6%)
General Electric Capital Corp.	A-1+	0.03	07/14/11	1,000,000	999,989
Toyota Motor Credit Corp.	A-1+	0.10 - 0.11	07/05/11 - 08/02/11	3,500,000	3,499,796
					4,499,785
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,999,723) 1.8%					4,999,723
TOTAL ACTIVE ASSETS (Cost: $91,126,898) 40.4%					111,908,383
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,596,700) 0.6%					1,596,700
TOTAL INVESTMENTS (Cost: $241,640,131) 100.0%					276,698,487
OTHER NET ASSETS -0.0% (3)					(122,625)
NET ASSETS 100.0%					$276,575,862

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Dillard's, Inc. Cl A	120,915	$6,304,508
Pep Boys - Manny, Moe & Jack	242,541	2,650,973
Rent-A-Center, Inc.	145,798	4,455,587
Shutterfly, Inc.*	51,196	2,939,674
Wolverine World Wide, Inc.	80,484	3,360,207
Other Securities	324,413	3,248,568
		22,959,517
CONSUMER STAPLES (1.0%)
Other Securities	209,224	2,964,211
ENERGY (6.3%)
Brigham Exploration Co.*	177,057	5,299,316
Energy XXI (Bermuda) Ltd.*	69,784	2,318,224
McMoRan Exploration Co.*	420,303	7,767,195
Other Securities	2,247,191	3,384,646
		18,769,381
FINANCIALS (32.9%)
Ashford Hospitality Trust, Inc.	223,677	2,784,779
Aspen Insurance Hldgs. Ltd.	95,723	2,462,953
Brookline Bancorp, Inc.	254,994	2,363,794
Cash America Int'l., Inc.	58,545	3,387,999
Colonial Properties Trust	133,963	2,732,845
Ellington Financial LLC	176,181	3,708,610
FelCor Lodging Trust, Inc.*	588,067	3,134,397
First Niagara Financial Group, Inc.	372,438	4,916,182
Forest City Enterprises, Inc. Cl A*	185,447	3,462,295
Highwoods Properties, Inc.	82,762	2,741,905
Meadowbrook Insurance Group, Inc.	284,977	2,824,122
Pennsylvania REIT	183,503	2,880,997
ProAssurance Corp.*	47,058	3,294,060
SeaBright Hldgs., Inc.	268,014	2,653,339
Senior Housing Pptys. Trust	103,372	2,419,939
Signature Bank*	48,822	2,792,618
SVB Financial Group*	57,998	3,463,061
Westamerica Bancorporation	50,335	2,478,999
Other Securities	2,291,833	43,104,111
		97,607,005
HEALTH CARE (3.3%)
Enzon Pharmaceuticals, Inc.*	371,642	3,735,002
Other Securities	1,102,884	6,117,230
		9,852,232
INDUSTRIALS (15.3%)
Actuant Corp. Cl A	111,596	2,994,121
Alaska Air Group, Inc.*	38,270	2,619,964

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Ameron International Corp.	52,613	$3,455,622
Encore Wire Corp.	126,600	3,066,252
Force Protection, Inc.*	642,979	3,192,391
Genesee & Wyoming, Inc. Cl A*	75,690	4,438,462
Kaydon Corp.	77,208	2,881,403
Miller Industries, Inc.	173,800	3,248,322
Mueller Industries, Inc.	112,072	4,248,650
Old Dominion Freight Line, Inc.*	124,405	4,640,307
Other Securities	606,835	10,491,862
		45,277,356
INFORMATION TECHNOLOGY (11.5%)
Richardson Electronics Ltd.	223,309	3,034,769
Tibco Software, Inc.*	198,243	5,753,012
Other Securities	1,377,406	25,138,367
		33,926,148
MATERIALS (10.7%)
Boise, Inc.	479,500	3,735,305
Buckeye Technologies, Inc.	100,145	2,701,912
Crown Hldgs., Inc.*	127,843	4,962,865
Innophos Hldgs., Inc.	67,160	3,277,408
Kaiser Aluminum Corp.	75,892	4,145,221
Silgan Hldgs., Inc.	149,949	6,143,411
Other Securities	848,199	6,610,730
		31,576,852
TELECOMMUNICATION SERVICES (1.1%)
Consolidated Comms. Hldgs., Inc.	121,107	2,354,320
Other Securities	113,197	1,004,057
		3,358,377
UTILITIES (5.1%)
Avista Corp.	127,493	3,275,295
Idacorp, Inc.	67,739	2,675,691
PNM Resources, Inc.	140,275	2,348,204
Unisource Energy Corp.	81,661	3,048,405
Other Securities	104,090	3,817,546
		15,165,141
TOTAL COMMON STOCKS (Cost: $218,741,953) 94.9%		$281,456,220
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,168,210
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.4%		$1,168,210

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	AAA	0.07 - 0.09%	08/04/11 - 09/02/11	$4,300,000	$4,299,814
COMMERCIAL PAPER (3.7%)
Cargill Global Fund PLC†	A-1	0.09	07/08/11	2,500,000	2,499,956
General Electric Capital Corp.	A-1+	0.03	07/14/11	4,000,000	3,999,957
Toyota Motor Credit Corp.	A-1+	0.10 - 0.11	07/14/11 - 08/02/11	4,500,000	4,499,748
					10,999,661
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,299,102) 5.2%					15,299,475
TOTAL INVESTMENTS (Cost: $234,466,555) 100.5%					297,923,905
OTHER NET ASSETS -0.5%					(1,443,012)
NET ASSETS 100.0%					$296,480,893

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
California Pizza Kitchen, Inc.*	161,850	$2,989,370
Express, Inc.	127,476	2,778,977
Lincoln Educational Svcs. Corp.	134,740	2,310,791
Pinnacle Entertainment, Inc.*	205,980	3,069,102
Shutterfly, Inc.*	105,795	6,074,749
Steve Madden Ltd.*	79,102	2,967,116
Other Securities	1,502,324	21,452,814
		41,642,919
CONSUMER STAPLES (2.3%)
Darling International, Inc.*	124,264	2,199,473
Other Securities	131,766	5,141,053
		7,340,526
ENERGY (7.2%)
Brigham Exploration Co.*	165,530	4,954,313
Energy XXI (Bermuda) Ltd.*	114,774	3,812,792
MarkWest Energy Partners LP	49,938	2,409,009
McMoRan Exploration Co.*	422,186	7,801,994
Other Securities	388,519	3,529,386
		22,507,494
FINANCIALS (6.9%)
iShares Russell 2000 Growth Index Fund	68,835	6,529,000
Mid-America Apt. Communities, Inc.	34,475	2,326,028
Signature Bank*	48,950	2,799,940
Other Securities	471,040	10,066,802
		21,721,770
HEALTH CARE (17.2%)
Abiomed, Inc.*	184,783	2,993,485
Cyberonics, Inc.*	117,775	3,291,811
HMS Hldgs. Corp.*	40,612	3,121,844
IPC The Hospitalist Co.*	92,115	4,269,530
Medidata Solutions, Inc.*	228,676	5,458,496
Salix Pharmaceuticals Ltd.*	114,455	4,558,743
Thoratec Corp.*	83,265	2,732,757
Other Securities	1,684,420	27,768,008
		54,194,674
INDUSTRIALS (15.0%)
AZZ, Inc.	68,664	3,144,811
Genesee & Wyoming, Inc. Cl A*	52,559	3,082,060
Old Dominion Freight Line, Inc.*	79,120	2,951,176
Raven Industries, Inc.	51,997	2,896,753

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
RBC Bearings, Inc.*	59,322	$2,239,999
Robbins & Myers, Inc.	81,172	4,289,940
Sun Hydraulics Corp.	77,038	3,682,416
Teledyne Technologies, Inc.*	54,439	2,741,548
Other Securities	1,274,672	22,138,301
		47,167,004
INFORMATION TECHNOLOGY (24.8%)
Adtran, Inc.	56,913	2,203,102
CommVault Systems, Inc.*	93,909	4,174,255
comScore, Inc.*	118,375	3,065,913
Forrester Research, Inc.	77,708	2,561,256
Informatica Corp.*	109,172	6,378,920
Lattice Semiconductor Corp.*	347,299	2,264,389
LogMeIn, Inc.*	109,415	4,220,137
Mercury Computer Systems, Inc.*	158,477	2,960,350
Netlogic Microsystems, Inc.*	109,459	4,424,333
Parametric Technology Corp.*	167,487	3,840,477
Plexus Corp.*	94,997	3,306,846
Rackspace Hosting, Inc.*	69,432	2,967,524
RightNow Technologies, Inc.*	94,422	3,059,273
Rogers Corp.*	59,985	2,771,307
Tibco Software, Inc.*	129,353	3,753,824
Websense, Inc.*	89,597	2,326,834
Other Securities	1,310,490	23,787,481
		78,066,221
MATERIALS (6.6%)
Allied Nevada Gold Corp.*	77,845	2,753,378
Innophos Hldgs., Inc.	84,877	4,141,998
Universal Stainless & Alloy Products, Inc.*	59,134	2,765,106
US Gold Corp.*	779,478	4,700,252
Other Securities	220,565	6,431,754
		20,792,488
TELECOMMUNICATION SERVICES (1.3%)
Consolidated Comms. Hldgs., Inc.	123,164	2,394,308
Other Securities	24,800	1,747,408
		4,141,716
UTILITIES (0.5%)
Other Securities	34,103	1,539,068
TOTAL COMMON STOCKS (Cost: $216,626,279) 95.1%		$299,113,880

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.5%)
Chevron Corp.	A-1+	0.02%	07/11/11	$7,000,000	$6,999,961
General Electric Capital Corp.	A-1+	0.03	07/14/11	6,000,000	5,999,935
Illinois Tool Works, Inc.†	A-1	0.11	07/14/11	1,725,000	1,724,931
NSTAR†	A-1	0.03	07/01/11	5,000,000	5,000,000
Toyota Motor Credit Corp.	A-1+	0.11 - 0.12	07/13/11 - 07/14/11	7,000,000	6,999,721
					26,724,548
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,724,548) 8.5%					26,724,548
TOTAL INVESTMENTS (Cost: $243,350,827) 103.6%					325,838,428
OTHER NET ASSETS -3.6%					(11,337,817)
NET ASSETS 100.0%					$314,500,611

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.0%)
CBS Corp. Cl B	19,823	$564,757
V.F. Corp.	10,322	1,120,556
Other Securities	103,539	3,370,146
		5,055,459
CONSUMER STAPLES (5.1%)
ConAgra Foods, Inc.	32,633	842,258
Dr. Pepper Snapple Group, Inc.	18,290	766,900
J.M. Smucker Co.	7,040	538,138
Other Securities	25,827	718,074
		2,865,370
ENERGY (7.8%)
Atwood Oceanics, Inc.*	13,380	590,459
McMoRan Exploration Co.*	55,882	1,032,699
Noble Energy, Inc.	8,725	782,022
Range Resources Corp.	10,621	589,466
Unit Corp.*	9,972	607,594
Other Securities	29,037	787,766
		4,390,006
FINANCIALS (25.8%)
American Financial Group, Inc.	23,401	835,182
Ameriprise Financial, Inc.	16,144	931,186
Aon Corp.	13,623	698,860
BOK Financial Corp.	12,306	674,000
Boston Properties, Inc.	6,058	643,117
Equity Residential	17,622	1,057,320
Host Hotels & Resorts, Inc.	35,760	606,132
Legg Mason, Inc.	15,970	523,177
People's United Financial, Inc.	42,023	564,789
ProLogis, Inc.	15,030	538,675
Public Storage	5,302	604,481
Reinsurance Grp. of America, Inc.	8,980	546,523
StanCorp Financial Group, Inc.	13,389	564,882
Vornado Realty Trust	10,209	951,275
Other Securities	216,642	4,869,040
		14,608,639
HEALTH CARE (6.8%)
AmerisourceBergen Corp.	18,305	757,827
CIGNA Corp.	11,911	612,583
Hospira, Inc.*	9,674	548,129
Mettler-Toledo Int'l., Inc.*	5,191	875,566
Other Securities	19,789	1,022,763
		3,816,868

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (10.4%)
Joy Global, Inc.	8,515	$810,969
Kirby Corp.*	14,332	812,194
Precision Castparts Corp.	6,080	1,001,072
Shaw Group, Inc.*	17,661	533,539
Other Securities	59,390	2,725,909
		5,883,683
INFORMATION TECHNOLOGY (7.3%)
Coherent, Inc.*	10,170	562,096
Tech Data Corp.*	11,900	581,791
Teradata Corp.*	13,026	784,165
Tibco Software, Inc.*	19,740	572,855
Other Securities	83,902	1,609,320
		4,110,227
MATERIALS (8.9%)
Crown Hldgs., Inc.*	43,896	1,704,042
Cytec Industries, Inc.	13,998	800,546
Eastman Chemical Co.	7,613	777,059
Sonoco Products Co.	22,460	798,228
Other Securities	24,013	949,476
		5,029,351
TELECOMMUNICATION SERVICES (1.9%)
CenturyLink, Inc.	14,595	590,076
Other Securities	36,802	476,954
		1,067,030
UTILITIES (11.3%)
Ameren Corp.	22,774	656,802
Atmos Energy Corp.	18,857	626,995
Edison International	19,188	743,535
FirstEnergy Corp.	20,317	896,996
GenOn Energy, Inc.*	134,913	520,764
Great Plains Energy, Inc.	28,570	592,256
Integrys Energy Group, Inc.	11,119	576,409
ITC Hldgs. Corp.	10,037	720,355
NV Energy, Inc.	41,978	644,362
Other Securities	6,518	445,049
		6,423,523
TOTAL COMMON STOCKS (Cost: $45,783,016) 94.3%		$53,250,156

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.6%)
General Electric Capital Svcs.	A-1+	0.07%	08/09/11	$1,300,000	$1,299,901
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	1,300,000	1,299,885
					2,599,786
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,599,786) 4.6%					2,599,786
TOTAL INVESTMENTS (Cost: $48,382,802) 98.9%					55,849,942
OTHER NET ASSETS 1.1%					638,485
NET ASSETS 100.0%					$56,488,427

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.7%)
BorgWarner, Inc.*	47,065	$3,802,381
Dollar Tree, Inc.*	54,804	3,651,042
Fossil, Inc.*	22,442	2,641,872
PetSmart, Inc.	51,844	2,352,162
Other Securities	2,198,611	59,442,986
		71,890,443
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	64,704	2,623,100
Energizer Hldgs., Inc.*	31,889	2,307,488
Green Mountain Coffee Roasters, Inc.*	52,720	4,705,787
Hansen Natural Corp.*	31,170	2,523,212
Other Securities	252,169	10,036,362
		22,195,949
ENERGY (7.4%)
Arch Coal, Inc.	101,695	2,711,189
Cimarex Energy Co.	40,850	3,673,232
Holly Corp.	47,858	3,321,345
Patterson-UTI Energy, Inc.	74,846	2,365,882
Plains Exploration & Production Co.*	67,358	2,567,687
SM Energy Co.	30,321	2,227,987
Other Securities	644,152	24,722,046
		41,589,368
FINANCIALS (18.2%)
Affiliated Managers Group, Inc.*	23,749	2,409,336
Federal Realty Investment Trust	27,351	2,329,758
Nationwide Health Pptys., Inc.	56,365	2,334,075
New York Community Bancorp, Inc.	194,797	2,920,007
Rayonier, Inc.	36,963	2,415,532
SL Green Realty Corp	36,991	3,065,444
The Macerich Co.	59,230	3,168,805
Other Securities	3,427,724	84,318,369
		102,961,326
HEALTH CARE (10.6%)
Hologic, Inc.*	121,366	2,447,952
Mettler-Toledo Int'l., Inc.*	14,728	2,484,172
Perrigo Co.	37,962	3,335,721
Schein (Henry), Inc.*	41,375	2,962,036
Universal Health Svcs., Inc. Cl B	44,553	2,295,816
Vertex Pharmaceuticals, Inc.*	101,743	5,289,622

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINED)
Other Securities	1,130,360	$41,370,557
		60,185,876
INDUSTRIALS (14.9%)
AGCO Corp.*	45,405	2,241,191
AMETEK, Inc.	74,479	3,344,107
Bucyrus International, Inc.	37,446	3,432,300
Kansas City Southern*	49,530	2,938,615
KBR, Inc.	71,137	2,681,154
Other Securities	1,701,273	69,781,826
		84,419,193
INFORMATION TECHNOLOGY (15.8%)
ANSYS, Inc.*	41,245	2,254,864
Arrow Electronics, Inc.*	56,490	2,344,335
Atmel Corp.*	225,646	3,174,839
Avnet, Inc.*	73,475	2,342,383
FactSet Research Systems, Inc.	22,481	2,300,256
Informatica Corp.*	48,744	2,848,112
Lam Research Corp.*	59,888	2,651,841
Polycom, Inc.*	41,621	2,676,230
Riverbed Technology, Inc.*	74,733	2,958,679
Rovi Corp.*	50,983	2,924,385
Tibco Software, Inc.*	79,130	2,296,353
Trimble Navigation Ltd.*	57,679	2,286,396
Other Securities	2,288,983	58,550,685
		89,609,358
MATERIALS (7.3%)
Albemarle Corp.	42,424	2,935,741
Ashland, Inc.	37,712	2,436,949
Lubrizol Corp.	29,529	3,964,859
Rock-Tenn Co. Cl A	33,132	2,197,977
Other Securities	849,701	29,764,470
		41,299,996
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	111,099	2,721,009
UTILITIES (5.4%)
National Fuel Gas Co.	36,677	2,670,086
OGE Energy Corp.	44,538	2,241,152
Other Securities	940,009	25,329,410
		30,240,648
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $440,719,915) 96.7%		$547,113,166

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	0.03%	08/18/11	$3,000,000	$2,999,880
U.S. GOVERNMENT AGENCIES (0.4%)
FHLB	AAA	0.09	09/02/11	2,000,000	1,999,982
COMMERCIAL PAPER (2.4%)
Bank of America Corp.	A-1	0.15	07/08/11	3,900,000	3,899,886
Chevron Corp.	A-1+	0.02	07/11/11	4,000,000	3,999,978
Coca-Cola Co.†	A-1	0.13	08/24/11	400,000	399,922
Toyota Motor Credit Corp.	A-1+	0.14	08/01/11	5,000,000	4,999,397
					13,299,183
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,298,748) 3.3%					18,299,045
TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000
TOTAL INVESTMENTS (Cost: $459,518,663) 100.1%					565,912,211
OTHER NET ASSETS -0.1%					(666,438)
NET ASSETS 100.0%					$565,245,773

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.1%)
iShares MSCI EAFE Growth Index Fund	89,371	$5,635,735
iShares MSCI EAFE Index Fund	125,446	7,544,322
iShares MSCI EAFE Value Index Fund	107,190	5,611,397
Vanguard MSCI EAFE ETF	898,971	34,232,815
Vanguard MSCI Europe ETF	194,935	10,434,871
Vanguard MSCI Pacific ETF	107,259	6,064,424
		69,523,564
TOTAL COMMON STOCKS (Cost: $61,468,569) 98.1%		$69,523,564

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Toyota Motor Credit Corp.	A-1+	0.10%	08/02/11	$1,000,000	$999,911
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,911) 1.4%					999,911
TOTAL INVESTMENTS (Cost: $62,468,480) 99.5%					70,523,475
OTHER NET ASSETS 0.5%					355,349
NET ASSETS 100.0%					$70,878,824

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	6,758	$1,381,943
Ford Motor Co.*	101,741	1,403,008
Starbucks Corp.	39,731	1,568,977
Other Securities	145,526	5,778,336
		10,132,264
CONSUMER STAPLES (6.4%)
PepsiCo, Inc.	18,468	1,300,701
Philip Morris Int'l., Inc.	21,534	1,437,825
Proctor & Gamble Co.	29,938	1,903,159
Wal-Mart Stores, Inc.	33,048	1,756,171
Other Securities	114,701	4,559,571
		10,957,427
ENERGY (8.2%)
Apache Corp.	8,876	1,095,210
Chevron Corp.	11,839	1,217,523
ConocoPhillips	25,055	1,883,885
Exxon Mobil Corp.	47,917	3,899,484
Halliburton Co.	29,517	1,505,367
National Oilwell Varco, Inc.	13,277	1,038,394
Occidental Petroleum Corp.	13,978	1,454,271
Other Securities	27,407	2,074,358
		14,168,492
FINANCIALS (8.8%)
Bank of America Corp.	98,909	1,084,043
Berkshire Hathaway, Inc. Cl B*	16,501	1,277,012
Capital One Financial Corp.	26,830	1,386,306
Citigroup, Inc.	26,044	1,084,472
Goldman Sachs Group, Inc.	9,230	1,228,421
JPMorgan Chase & Co.	59,302	2,427,824
MetLife, Inc.	26,944	1,182,033
Simon Property Group, Inc.	9,605	1,116,389
Wells Fargo & Co.	73,250	2,055,395
Other Securities	51,440	2,346,010
		15,187,905
HEALTH CARE (6.7%)
Abbott Laboratories	30,113	1,584,546
McKesson Corp.	12,793	1,070,134
Merck & Co., Inc.	41,263	1,456,171
Pfizer, Inc.	93,420	1,924,452
Other Securities	128,595	5,526,362
		11,561,665

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (6.8%)
Boeing Co.	19,823	$1,465,514
Caterpillar, Inc.	10,614	1,129,966
General Electric Co.	116,595	2,198,982
Precision Castparts Corp.	7,904	1,301,394
Other Securities	85,807	5,537,152
		11,633,008
INFORMATION TECHNOLOGY (10.0%)
Apple, Inc.*	10,766	3,613,823
Google, Inc. Cl A*	3,166	1,603,199
Int'l. Business Machines Corp.	11,860	2,034,583
Microsoft Corp.	61,228	1,591,928
Oracle Corp.	39,863	1,311,891
QUALCOMM, Inc.	21,800	1,238,022
Salesforce.com, inc.*	8,465	1,261,116
Other Securities	155,790	4,695,856
		17,350,418
MATERIALS (2.6%)
Eastman Chemical Co.	11,566	1,180,542
Freeport-McMoRan Copper & Gold, Inc.	21,898	1,158,404
Other Securities	46,613	2,177,049
		4,515,995
TELECOMMUNICATION SERVICES (1.8%)
CenturyLink, Inc.	18,720	756,850
Verizon Communications, Inc.	36,361	1,353,720
Other Securities	20,338	1,064,288
		3,174,858
UTILITIES (1.8%)
Other Securities	73,906	3,004,667
TOTAL COMMON STOCKS (Cost: $87,269,687) 59.0%		$101,686,699

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.5%)
U.S. Treasury Strip	AAA	0.00%	08/15/21 - 11/15/21	$11,350,000	$7,819,028
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (13.4%)
FHARM	AAA	4.64 - 5.77	02/01/36 - 09/01/39	1,088,408	1,163,909
FHLMC	AAA	4.00 - 6.00	02/01/25 - 08/15/35	1,566,964	1,667,653
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	16,140,109	17,359,105
GNMA (4)	AAA	3.50 - 7.00	04/15/31 - 10/15/40	2,323,430	2,471,613
Other Securities				382,048	418,084
					23,080,364
CORPORATE DEBT (19.2%)
CONSUMER DISCRETIONARY (3.1%)
Other Securities				5,000,000	5,263,840
CONSUMER STAPLES (0.7%)
Other Securities				1,150,000	1,240,417
ENERGY (4.1%)
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	256,173
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,921,107
Other Securities				3,450,000	3,793,328
					6,970,608
FINANCIALS (6.3%)
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,337,496
Bank of America Corp.	A	3.70	09/01/15	250,000	252,034
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,547,156
Other Securities				6,297,000	6,655,802
					10,792,488
HEALTH CARE (1.2%)
Other Securities				2,000,000	2,137,120
INDUSTRIALS (1.5%)
Other Securities				2,500,000	2,570,741
MATERIALS (1.2%)
Other Securities				1,978,000	2,087,743
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	518,889
UTILITIES (0.8%)
Other Securities				1,250,000	1,317,341
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,128,396) 37.1%					63,798,579
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	AAA	0.08	08/26/11	827,000	826,897
COMMERCIAL PAPER (2.1%)
Bank of America Corp.	A-1	0.16	07/25/11	897,000	896,904
Toyota Motor Credit Corp.	A-1+	0.10 - 0.12	07/18/11 - 08/02/11	2,700,000	2,699,799
					3,596,703
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,423,600) 2.6%					4,423,600
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,902,100) 1.1%					1,902,100
TOTAL INVESTMENTS (Cost: $153,723,783) 99.8%					171,810,978
OTHER NET ASSETS 0.2%					289,284
NET ASSETS 100.0%					$172,100,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	4,174,759	$5,781,169
Equity Index Fund (21.6%)	1,945,276	4,269,246
Mid-Cap Equity Index Fund (6.0%)	716,540	1,175,669
Mid-Term Bond Fund (36.7%)	6,887,626	7,262,588
Money Market Fund (6.4%)	1,047,312	1,260,735
TOTAL INVESTMENTS (Cost: $18,826,361) 100.0%		19,749,407
OTHER NET ASSETS		—
NET ASSETS 100.0%		$19,749,407

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	3,808,495	$5,273,970
Equity Index Fund (26.1%)	2,628,528	5,768,758
International Fund (3.9%)	1,167,754	870,841
Mid-Cap Equity Index Fund (15.9%)	2,147,038	3,522,775
Mid-Term Bond Fund (25.9%)	5,435,323	5,731,221
Money Market Fund (4.4%)	807,446	971,988
TOTAL INVESTMENTS (Cost: $19,416,525) 100.0%		22,139,553
OTHER NET ASSETS		—
NET ASSETS 100.0%		$22,139,553

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	15,208,184	$21,060,156
Equity Index Fund (30.7%)	12,399,782	27,213,466
International Fund (7.7%)	9,100,319	6,786,472
Mid-Cap Equity Index Fund (12.6%)	6,776,625	11,118,814
Mid-Term Bond Fund (17.0%)	14,317,708	15,097,164
Money Market Fund (3.5%)	2,570,412	3,094,213
Small Cap Growth Fund (2.4%)	1,645,410	2,110,260
Small Cap Value Fund (2.3%)	1,551,429	1,999,113
TOTAL INVESTMENTS (Cost: $76,444,452) 100.0%		88,479,658
OTHER NET ASSETS		—
NET ASSETS 100.0%		$88,479,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.6%)	17,705,311	$24,518,155
Equity Index Fund (35.0%)	17,268,190	37,898,032
International Fund (8.7%)	12,725,874	9,490,193
Mid-Cap Equity Index Fund (12.3%)	8,112,920	13,311,355
Mid-Term Bond Fund (12.3%)	12,625,186	13,312,501
Small Cap Growth Fund (4.7%)	3,929,582	5,039,741
Small Cap Value Fund (4.4%)	3,714,650	4,786,557
TOTAL INVESTMENTS (Cost: $93,940,137) 100.0%		108,356,534
OTHER NET ASSETS		—
NET ASSETS 100.0%		$108,356,534

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.9%)	13,435,069	$18,604,762
Equity Index Fund (39.1%)	17,504,342	38,416,307
International Fund (8.6%)	11,385,838	8,490,875
Mid-Cap Equity Index Fund (16.5%)	9,857,761	16,174,220
Mid-Term Bond Fund (5.8%)	5,362,854	5,654,808
Small Cap Growth Fund (5.7%)	4,371,562	5,606,585
Small Cap Value Fund (5.4%)	4,136,297	5,329,875
TOTAL INVESTMENTS (Cost: $83,403,102) 100.0%		98,277,432
OTHER NET ASSETS		—
NET ASSETS 100.0%		$98,277,432

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.4%)	10,532,948	$14,585,931
Equity Index Fund (39.6%)	14,318,907	31,425,319
International Fund (9.5%)	10,104,654	7,535,445
Mid-Cap Equity Index Fund (19.2%)	9,327,931	15,304,896
Small Cap Growth Fund (6.8%)	4,202,061	5,389,198
Small Cap Value Fund (6.5%)	3,972,286	5,118,538
TOTAL INVESTMENTS (Cost: $66,137,333) 100.0%		79,359,327
OTHER NET ASSETS		—
NET ASSETS 100.0%		$79,359,327

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.9%)	5,337,556	$7,391,400
Equity Index Fund (39.2%)	11,089,362	24,337,523
International Fund (11.2%)	9,396,508	7,007,352
Mid-Cap Equity Index Fund (22.3%)	8,444,028	13,854,623
Small Cap Growth Fund (7.9%)	3,798,322	4,871,397
Small Cap Value Fund (7.5%)	3,587,598	4,622,843
TOTAL INVESTMENTS (Cost: $51,090,062) 100.0%		62,085,138
OTHER NET ASSETS		—
NET ASSETS 100.0%		$62,085,138

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.8%)	3,998,203	$5,536,676
Equity Index Fund (34.1%)	8,782,429	19,274,558
International Fund (13.1%)	9,945,168	7,416,510
Mid-Cap Equity Index Fund (25.7%)	8,822,543	14,475,676
Small Cap Growth Fund (8.9%)	3,910,943	5,015,836
Small Cap Value Fund (8.4%)	3,697,526	4,764,491
TOTAL INVESTMENTS (Cost: $46,331,915) 100.0%		56,483,747
OTHER NET ASSETS		—
NET ASSETS 100.0%		$56,483,747

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.9%)	4,310,886	$5,969,677
Equity Index Fund (34.2%)	10,396,943	22,817,891
International Fund (14.0%)	12,642,529	9,428,039
Mid-Cap Equity Index Fund (21.3%)	8,676,080	14,235,365
Small Cap Growth Fund (11.1%)	5,759,988	7,387,260
Small Cap Value Fund (10.5%)	5,453,998	7,027,814
TOTAL INVESTMENTS (Cost: $54,755,181) 100.0%		66,866,046
OTHER NET ASSETS		—
NET ASSETS 100.0%		$66,866,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	11,934,281	$16,526,484
Equity Index Fund (24.7%)	6,173,411	13,548,619
Mid-Term Bond Fund (45.1%)	23,462,224	24,739,507
TOTAL INVESTMENTS (Cost: $50,476,801) 100.0%		54,814,610
OTHER NET ASSETS		—
NET ASSETS 100.0%		$54,814,610

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	38,208,670	$52,911,022
Equity Index Fund (34.6%)	27,660,223	60,705,144
Mid-Cap Equity Index Fund (15.1%)	16,091,431	26,402,176
Mid-Term Bond Fund (20.1%)	33,386,633	35,204,202
TOTAL INVESTMENTS (Cost: $154,485,219) 100.0%		175,222,544
OTHER NET ASSETS		—
NET ASSETS 100.0%		$175,222,544

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.2%)	29,351,272	$40,645,378
Equity Index Fund (44.6%)	32,804,121	71,994,318
Mid-Cap Equity Index Fund (20.1%)	19,790,035	32,470,698
Small Cap Growth Fund (5.1%)	6,419,004	8,232,456
Small Cap Value Fund (5.0%)	6,255,215	8,060,233
TOTAL INVESTMENTS (Cost: $142,385,898) 100.0%		161,403,083
OTHER NET ASSETS		—
NET ASSETS 100.0%		$161,403,083

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.7%)
U.S. Treasury Bill	AAA	0.09%	11/25/11	$1,000,000	$999,747
U.S. Treasury Bill	AAA	0.09	11/25/11	3,000,000	2,999,259
U.S. Treasury Bill	AAA	0.10	11/25/11	6,000,000	5,998,520
					9,997,526
U.S. GOVERNMENT AGENCIES (8.6%)
FHLB	AAA	0.06	07/27/11	3,500,000	3,499,836
FHLB	AAA	0.08	08/26/11	4,500,000	4,500,072
FHLMC	AAA	0.01	07/29/11	950,000	949,956
					8,949,864
COMMERCIAL PAPER (81.6%)
Abbott Laboratories†	A-1+	0.12	07/26/11	1,000,000	999,935
Abbott Laboratories†	A-1+	0.12	08/23/11	1,200,000	1,199,883
Abbott Laboratories†	A-1+	0.15	07/12/11	1,800,000	1,799,954
Air Products & Chemicals†	A-1	0.10	07/12/11	3,200,000	3,199,902
Bank of America Corp.	A-1	0.14	07/25/11	1,400,000	1,399,898
Bank of America Corp.	A-1	0.15	07/29/11	1,210,000	1,209,859
Bank of America Corp.	A-1	0.19	08/29/11	1,400,000	1,399,564
Becton, Dickinson & Co.	A-1+	0.10	07/27/11	1,470,000	1,469,894
Coca-Cola Co.†	A-1	0.12	07/05/11	250,000	249,997
Coca-Cola Co.†	A-1	0.12	08/23/11	1,978,000	1,977,849
Coca-Cola Co.†	A-1	0.13	08/24/11	1,300,000	1,299,626
Coca-Cola Co.†	A-1	0.18	07/07/11	500,000	499,988
Danaher Corp.	A-1	0.14	08/24/11	4,000,000	3,998,606
Disney (Walt) Co.†	A-1	0.10	09/07/11	2,200,000	2,198,946
Disney (Walt) Co.†	A-1	0.11	08/12/11	1,800,000	1,799,769
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/25/11	4,000,000	3,999,600
eBay, Inc.†	A-1	0.12	08/10/11	1,200,000	1,199,840
Ecolab, Inc.†	A-1	0.10	07/06/11	2,300,000	2,299,968
Exxon Corp.	A-1+	0.10	08/12/11	3,200,000	3,199,627
General Electric Capital Corp.	A-1+	0.14	09/15/11	2,800,000	2,799,341
General Electric Capital Corp.	A-1+	0.16	08/24/11	1,200,000	1,199,960
Goldman Sachs Group, Inc.	A-1	0.20	09/19/11	4,000,000	3,997,570
Grainger (W.W.), Inc.	A-1+	0.10	07/20/11	1,200,000	1,199,937
Grainger (W.W.), Inc.	A-1+	0.10	07/26/11	2,800,000	2,799,806
Hewlett-Packard Co.†	A-1	0.07	07/18/11	1,400,000	1,399,954
Illinois Tool Works, Inc.†	A-1	0.09	07/27/11	2,600,000	2,599,831
Illinois Tool Works, Inc.†	A-1	0.10	07/11/11	1,400,000	1,399,961
Kimberly-Clark Worldwide†	A-1	0.07	07/18/11	2,100,000	2,099,931
National Rural Utilities	A-1	0.11	07/07/11	1,040,000	1,039,981
National Rural Utilities	A-1	0.12	08/12/11	900,000	899,874
National Rural Utilities	A-1	0.13	07/12/11	1,200,000	1,199,952
National Rural Utilities	A-1	0.15	08/12/11	900,000	899,842
Nestle Capital Corp.†	A-1+	0.11	08/15/11	1,220,000	1,219,885
Nestle Capital Corp.†	A-1+	0.12	08/08/11	2,000,000	1,999,861
NetJets, Inc.†	A-1+	0.12	08/01/11	4,040,000	4,039,584
NSTAR†	A-1	0.03	07/01/11	3,700,000	3,700,000
PepsiCo, Inc.†	A-1	0.08	08/16/11	450,000	449,954

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
PepsiCo, Inc.†	A-1	0.10%	08/05/11	$815,000	$814,931
PepsiCo, Inc.†	A-1	0.11	09/01/11	2,750,000	2,748,845
Private Export Fund Corp.†	A-1	0.09	08/01/11	1,200,000	1,199,907
Private Export Fund Corp.†	A-1	0.10	07/07/11	2,800,000	2,799,953
Target Corp.	A-1	0.07	07/11/11	950,000	949,982
Target Corp.	A-1	0.09	07/01/11	1,400,000	1,400,000
Toyota Motor Credit Corp.	A-1+	0.15	08/12/11	500,000	499,912
Toyota Motor Credit Corp.	A-1+	0.19	08/24/11	1,250,000	1,249,854
Toyota Motor Credit Corp.	A-1+	0.24	08/01/11	2,300,000	2,299,777
					84,311,090
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $103,257,520) 99.9%					103,258,480
TEMPORARY CASH INVESTMENTS (1) (Cost: $101,300) 0.1%					101,300
TOTAL INVESTMENTS (Cost: $103,358,820) 100.0%					103,359,780
OTHER NET ASSETS 0.0% (3)					75
NET ASSETS 100.0%					$103,359,855

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GovernmenT (47.0%)
U.S. Treasury Note	AAA	1.25 - 3.25%	09/15/12 - 05/15/19	$92,250,000	$95,492,318
U.S. Treasury Strip	AAA	0.00	08/15/17 - 08/15/18	75,000,000	62,803,185
					158,295,503
U.S. GovernmenT AgencieS (14.3%)
Mortgage-BackeD ObligationS (0.4%)
FHLMC	AAA	5.00 - 8.50	02/01/14 - 03/15/21	1,126,260	1,151,488
FNMA	AAA	6.00 - 8.00	09/01/12 - 12/25/23	14,355	14,754
					1,166,242
Non-Mortgage-BackeD ObligationS (13.9%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,505,223
FHLB	AAA	1.38	05/28/14	17,000,000	17,226,061
FNMA	AAA	1.25	02/27/14	10,000,000	10,125,390
					46,856,674
CorporatE DebT (37.2%)
ConsumeR DiscretionarY (3.7%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,120,305
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,092,459
Black & Decker Corp.	A	4.75 - 5.75	11/01/14 - 11/15/16	1,000,000	1,116,924
Whirlpool Corp.	BBB-	5.50 - 6.50	03/01/13 - 06/15/16	1,000,000	1,097,057
Other Securities				7,492,000	7,838,877
					12,265,622
ConsumeR StapleS (3.1%)
Anheuser-Busch Cos., Inc.	A-	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,152,090
Avon Products, Inc.	BBB+	4.20	07/15/18	1,800,000	1,828,856
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	1,088,311
Other Securities				6,115,000	6,388,687
					10,457,944
EnergY (3.1%)
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,181,977
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,084,411
Sunoco, Inc.	BBB-	4.88 - 9.63	10/15/14 - 01/15/17	1,290,000	1,465,670
Transocean, Inc.	BBB	1.50	12/15/37	1,200,000	1,176,000
Weatherford Int'l. Ltd.	BBB	5.15 - 5.50	03/15/13 - 02/15/16	1,000,000	1,076,328
Other Securities				4,250,000	4,504,120
					10,488,506
FinancialS (12.0%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,076,541
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,123,936
CNA Financial Corp.	BBB-	5.85 - 6.50	12/15/14 - 08/15/16	1,200,000	1,332,699
General Electric Capital Corp.	AA+	5.00	11/15/11 - 01/08/16	1,500,000	1,562,318
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,500,000	1,509,479
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,142,556
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,100,436
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,076,131
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,075,875
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,651,770
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,617,581

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Senior Housing Pptys. Trust	BBB-	4.30%	01/15/16	$1,650,000	$1,665,041
Unitrin, Inc.	BBB-	6.00	11/30/15	1,500,000	1,603,209
Other Securities				21,695,000	22,868,433
					40,406,005
HEALTH CARE (3.0%)
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,459,764
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,079,358
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,611,894
Other Securities				5,710,000	6,077,647
					10,228,663
INDUSTRIALS (4.4%)
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,144,960
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,081,993
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,107,989
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,706,602
Southwest Airlines Co.	BBB-	5.25 - 5.75	10/01/14 - 12/15/16	1,235,000	1,352,824
Other Securities				8,050,000	8,479,073
					14,873,441
INFORMATION TECHNOLOGY (1.9%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13 - 06/01/18	1,450,000	1,596,217
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,077,180
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,572,347
Other Securities				2,225,000	2,263,406
					6,509,150
MATERIALS (2.0%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,525,667
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,107,243
Other Securities				3,893,000	4,142,693
					6,775,603
TELECOMMUNICATION SERVICES (0.7%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,297,223
Other Securities				900,000	946,101
					2,243,324
UTILITIES (3.3%)
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,093,369
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,317,882
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,082,339
PPL Energy Supply LLC	BBB	5.70 - 6.40	11/01/11 - 10/15/15	1,700,000	1,766,825
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,090,542
Other Securities				3,400,000	3,595,616
					10,946,573
TOTAL LONG-TERM DEBT SECURITIES (Cost: $315,876,868) 98.5%					331,513,250

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
NSTAR†	A-1	0.03%	07/01/11	$2,500,000	$2,500,000
Toyota Motor Credit Corp.	A-1+	0.11	07/05/11	1,500,000	1,499,982
					3,999,982
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,999,982) 1.2%					3,999,982
TEMPORARY CASH INVESTMENTS (2) (Cost: $64,100) 0.0% (3)					64,100
TOTAL INVESTMENTS (Cost: $319,940,950) 99.7%					335,577,332
OTHER NET ASSETS 0.3%					865,580
NET ASSETS 100.0%					$336,442,912

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.8%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$8,000,000	$6,870,000
U.S. Treasury Note	AAA	1.25 - 3.50	03/31/15 - 05/15/20	96,500,000	100,968,499
U.S. Treasury Strip	AAA	0.00	08/15/18	18,000,000	14,889,006
					122,727,505
U.S. GOVERNMENT AGENCIES (32.0%)
MORTGAGE-BACKED OBLIGATIONS (29.7%)
FHARM	AAA	4.64 - 5.77	02/01/36 - 09/01/39	6,561,547	6,998,045
FHLMC	AAA	4.00 - 6.00	12/15/20 - 12/15/38	19,577,577	20,765,830
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	121,042,065	129,735,605
GNMA (4)	AAA	3.50 - 7.00	02/20/20 - 10/15/40	22,919,916	24,459,910
Other Securities				2,101,263	2,299,464
					184,258,854
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	14,000,600
CORPORATE DEBT (46.0%)
CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,174,435
Fortune Brands, Inc.	BBB-	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,590,391
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,694,060
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	2,975,940
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	3,000,000	2,958,192
Other Securities				21,609,000	22,663,620
					37,056,638
CONSUMER STAPLES (2.6%)
Avon Products, Inc.	BBB+	4.20	07/15/18	3,000,000	3,048,093
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,820,230
Other Securities				9,758,000	10,407,008
					16,275,331
ENERGY (5.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	2,971,767
Noble Drilling Corp.	A-	7.50	03/15/19	2,000,000	2,395,070
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	2,775,000	3,046,417
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,737,040
Transocean, Inc.	BBB	1.50	12/15/37	3,000,000	2,940,000
Other Securities				12,000,000	12,789,210
					33,879,504
FINANCIALS (16.6%)
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,050,748
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,379,858
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,350,000
Barrick N.A. Finance LLC†	A-	4.40	05/30/21	3,000,000	2,986,086
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,818,933
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	484,355
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,157,185
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	3,000,000	3,180,933
Lincoln National Corp.	A-	4.85 - 5.65	08/27/12 - 06/24/21	3,000,000	3,083,482
Markel Corp.	BBB to BB	5.35 - 6.80	02/15/13 - 06/01/21	3,000,000	3,123,923
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,216,960

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	BBB	4.25%	04/15/16	$3,150,000	$3,251,921
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	2,967,996
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,923,320
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,027,348
Travelers Cos., Inc.	A-	3.90 - 5.38	06/15/12 - 11/01/20	3,000,000	2,938,574
Unitrin, Inc.	BBB-	6.00	11/30/15	2,500,000	2,672,015
Other Securities				41,368,000	43,681,589
					103,295,226
HEALTH CARE (4.7%)
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,670,853
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	2,919,528
Laboratory Corp. of America	BBB+	4.63 - 5.63	02/01/13 - 11/15/20	2,500,000	2,695,705
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	2,892,249
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	2,947,427
Other Securities				13,500,000	14,667,692
					28,793,454
INDUSTRIALS (3.4%)
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	2,970,036
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	2,995,608
Other Securities				14,500,000	15,378,102
					21,343,746
INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,227,720
Avnet, Inc.	BBB-	5.88 - 6.00	09/01/15 - 06/15/20	2,600,000	2,831,890
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,752,543
Other Securities				1,000,000	1,027,473
					9,839,626
MATERIALS (2.4%)
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,508,035
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,900,000
Other Securities				8,000,000	8,468,544
					14,876,579
TELECOMMUNICATION SERVICES (1.1%)
Other Securities				6,000,000	6,582,866
UTILITIES (2.2%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	2,500,000	2,465,448
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,658,017
Other Securities				8,075,000	8,713,183
					13,836,648
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,734,985	4,256,538
TOTAL LONG-TERM DEBT SECURITIES (Cost: $583,882,375) 98.5%					611,023,115

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2011 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Cargill Global Fund PLC†	A-1	0.09%	07/13/11	$3,000,000	$2,999,910
Chevron Corp.	A-1+	0.02	07/11/11	2,300,000	2,299,987
					5,299,897
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,299,897) 0.9%					5,299,897
TEMPORARY CASH INVESTMENTS (2) (Cost: $992,500) 0.2%					992,500
TOTAL INVESTMENTS (Cost: $590,174,772) 99.6%					617,315,512
OTHER NET ASSETS 0.4%					2,276,033
NET ASSETS 100.0%					$619,591,545

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$303,966	0.1%
SMALL CAP VALUE FUND	$4,272,200	1.4%
SMALL CAP GROWTH FUND	$6,724,931	2.1%
MID-CAP EQUITY INDEX FUND	$399,922	0.1%
COMPOSITE FUND	$602,589	0.4%
MONEY MARKET FUND	$49,197,854	47.6%
MID-TERM BOND FUND	$8,052,746	2.4%
BOND FUND	$19,636,141	3.2%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2011, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	273	E-mini S&P 500	P	September 2011	$17,956,575	$503,753	1.9%
		Stock Index
ALL AMERICA FUND	90	E-mini S&P 500 Stock Index	P	September 2011	$5,919,750	$149,659	2.1%
MID-CAP EQUITY INDEX FUND	205	E-mini S&P MidCap 400 Stock Index	P	September 2011	$20,018,250	$809,705	3.5%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $779,731,833 All America Fund — $241,640,131 Small Cap Value Fund — $234,466,555 Small Cap Growth Fund — $243,350,827 Mid Cap Value Fund — $48,382,802 Mid-Cap Equity Index Fund — $459,518,663 International Fund $62,468,480 Composite Fund — $153,723,783 Retirement Income Fund — $18,826,361 Retirement 2010 Fund — $19,416,525 Retirement 2015 Fund — $76,444,452 Retirement 2020 Fund — $93,940,137 Retirement 2025 Fund — $83,403,102) (Notes 1 and 3)	$946,478,929	$276,698,487	$297,923,905	$325,838,428	$55,849,942	$565,912,211	$70,523,475
Cash	305,029	1,124,044	1,302,490	239,917	575,010	1,434,020	355,349
Interest and dividends receivable	1,187,966	281,488	246,873	58,952	63,475	418,646	—
Receivable for securities sold	109,111	117,404	—	1,710,605	—	1,852,941	—
Receivable for daily variation margin on future contracts	152,880	50,400	—	—	—	110,700	—
TOTAL ASSETS	948,233,915	278,271,823	299,473,268	327,847,902	56,488,427	569,728,518	70,878,824
LIABILITIES:
Payable for securities purchased	—	1,695,961	2,992,375	13,347,291	—	4,482,745	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—	—
TOTAL LIABILITIES	—	1,695,961	2,992,375	13,347,291	—	4,482,745	—
NET ASSETS	$948,233,915	$276,575,862	$296,480,893	$314,500,611	$56,488,427	$565,245,773	$70,878,824
NUMBER OF SHARES OUTSTANDING (Note 4)	432,061,594	158,916,117	230,086,634	245,222,163	46,142,910	344,502,409	95,044,954
NET ASSET VALUES, offering and redemption price per share	$2.19	$1.74	$1.29	$1.28	$1.22	$1.64	$0.75
COMPONENTS OF NET ASSETS:
Paid-in capital	$778,271,908	$254,644,316	$252,820,528	$242,776,263	$49,537,984	$436,677,788	$64,005,189
Accumulated undistributed net investment income (loss)	9,833,655	4,542,632	1,328,904	(630,379)	305,877	3,089,668	292,312
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(7,122,497)	(17,819,101)	(21,125,889)	(10,132,874)	(822,574)	18,275,064	(1,473,672)
Net unrealized appreciation (depreciation) of investments and futures contracts	167,250,849	35,208,015	63,457,350	82,487,601	7,467,140	107,203,253	8,054,995
NET ASSETS	$948,233,915	$276,575,862	$296,480,893	$314,500,611	$56,488,427	$565,245,773	$70,878,824

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $779,731,833 All America Fund — $241,640,131 Small Cap Value Fund — $234,466,555 Small Cap Growth Fund — $243,350,827 Mid Cap Value Fund — $48,382,802 Mid-Cap Equity Index Fund — $459,518,663 International Fund $62,468,480 Composite Fund — $153,723,783 Retirement Income Fund — $18,826,361 Retirement 2010 Fund — $19,416,525 Retirement 2015 Fund — $76,444,452 Retirement 2020 Fund — $93,940,137 Retirement 2025 Fund — $83,403,102) (Notes 1 and 3)	$171,810,978	$19,749,407	$22,139,553	$88,479,658	$108,356,534	$98,277,432
Cash	143	—	—	—	—	—
Interest and dividends receivable	584,276	—	—	—	—	—
Receivable for securities sold	54,875	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	172,450,272	19,749,407	22,139,553	88,479,658	108,356,534	98,277,432
LIABILITIES:
Payable for securities purchased	350,010	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL LIABILITIES	350,010	—	—	—	—	—
NET ASSETS	$172,100,262	$19,749,407	$22,139,553	$88,479,658	$108,356,534	$98,277,432
NUMBER OF SHARES OUTSTANDING (Note 4)	110,890,130	18,568,506	22,073,685	90,587,168	113,717,996	103,468,880
NET ASSET VALUES, offering and redemption price per share	$1.55	$1.06	$1.00	$0.98	$0.95	$0.95
COMPONENTS OF NET ASSETS:
Paid-in capital	$167,201,618	$18,004,119	$19,571,415	$76,956,449	$93,783,522	$82,729,118
Accumulated undistributed net investment income (loss)	5,563,934	463,942	424,237	1,652,220	1,851,828	1,417,392
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(18,752,485)	358,300	(579,127)	(2,164,217)	(1,695,213)	(743,408)
Net unrealized appreciation (depreciation) of investments and futures contracts	18,087,195	923,046	2,723,028	12,035,206	14,416,397	14,874,330
NET ASSETS	$172,100,262	$19,749,407	$22,139,553	$88,479,658	$108,356,534	$98,277,432

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2011 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $66,137,333 Retirement 2035 Fund — $51,090,062 Retirement 2040 Fund — $46,331,915 Retirement 2045 Fund — $54,755,181 Conservative Allocation Fund — $50,476,801 Moderate Allocation Fund — $154,485,219 Aggressive Allocation Fund — $142,385,898 Money Market Fund — $103,358,820 Mid-Term Bond Fund — $319,940,950 Bond Fund — $590,174,772) (Notes 1 and 3)	$79,359,327	$62,085,138	$56,483,747	$66,866,046	$54,814,610
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	79,359,327	62,085,138	56,483,747	66,866,046	54,814,610
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Payable for daily variation margin on future contracts	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$79,359,327	$62,085,138	$56,483,747	$66,866,046	$54,814,610
NUMBER OF SHARES OUTSTANDING (Note 4)	83,490,961	66,208,116	60,412,040	71,849,915	49,056,332
NET ASSET VALUES, offering and redemption price per share	$0.95	$0.94	$0.93	$0.93	$1.12
COMPONENTS OF NET ASSETS:
Paid-in capital	$65,767,544	$50,709,504	$45,846,279	$54,237,492	$50,008,666
Accumulated undistributed net investment income (loss)	1,079,812	773,775	657,411	744,068	1,499,650
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(710,023)	(393,217)	(171,775)	(226,379)	(1,031,515)
Net unrealized appreciation (depreciation) of investments and futures contracts	13,221,994	10,995,076	10,151,832	12,110,865	4,337,809
NET ASSETS	$79,359,327	$62,085,138	$56,483,747	$66,866,046	$54,814,610

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $66,137,333 Retirement 2035 Fund — $51,090,062 Retirement 2040 Fund — $46,331,915 Retirement 2045 Fund — $54,755,181 Conservative Allocation Fund — $50,476,801 Moderate Allocation Fund — $154,485,219 Aggressive Allocation Fund — $142,385,898 Money Market Fund — $103,358,820 Mid-Term Bond Fund — $319,940,950 Bond Fund — $590,174,772) (Notes 1 and 3)	$175,222,544	$161,403,083	$103,359,780	$335,577,332	$617,315,512
Cash	—	—	75	15	79
Interest and dividends receivable	—	—	—	2,518,605	4,917,541
Receivable for securities sold	—	—	—	54	267,589
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	175,222,544	161,403,083	103,359,855	338,096,006	622,500,721
LIABILITIES:
Payable for securities purchased	—	—	—	1,653,094	2,909,176
Payable for daily variation margin on future contracts	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	1,653,094	2,909,176
NET ASSETS	$175,222,544	$161,403,083	$103,359,855	$336,442,912	$619,591,545
NUMBER OF SHARES OUTSTANDING (Note 4)	143,715,270	123,081,527	85,862,674	319,072,601	447,426,034
NET ASSET VALUES, offering and redemption price per share	$1.22	$1.31	$1.20	$1.05	$1.38
COMPONENTS OF NET ASSETS:
Paid-in capital	$156,933,827	$144,373,294	$103,438,234	$315,662,969	$602,868,827
Accumulated undistributed net investment income (loss)	3,821,299	2,784,610	(80,172)	5,201,311	11,179,469
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(6,269,907)	(4,772,006)	833	(57,750)	(21,597,491)
Net unrealized appreciation (depreciation) of investments and futures contracts	20,737,325	19,017,185	960	15,636,382	27,140,740
NET ASSETS	$175,222,544	$161,403,083	$103,359,855	$336,442,912	$619,591,545

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$9,046,722	$2,270,535	$2,620,793	$699,673	$498,708	$3,341,242	$356,107
Interest	21,255	4,875	7,400	7,829	1,356	16,137	739
Total income	9,067,977	2,275,410	2,628,193	707,502	500,064	3,357,379	356,846
EXPENSES:
Investment advisory fees (Note 2)	356,606	550,990	1,086,077	1,124,734	152,621	201,958	25,264
Accounting and recordkeeping expenses	189,779	48,045	53,991	53,621	10,084	100,948	11,581
Shareholders reports	127,060	32,167	36,148	35,900	6,751	67,586	7,753
Custodian expenses	15,674	26,323	6,880	8,955	3,783	12,948	2,540
Independent directors' fees and expenses	16,091	14,192	14,974	14,146	2,044	14,758	2,347
Audit	52,566	13,308	14,955	14,852	2,793	27,961	3,208
Legal and Compliance	78,883	19,970	22,442	22,288	4,191	41,960	4,814
Administrative	147,677	37,386	42,013	41,725	7,847	78,553	9,011
Licenses	24,078	6,096	6,850	6,803	1,279	12,807	1,469
Other	52,581	13,312	14,959	14,857	2,794	27,969	3,209
Total expenses	1,060,995	761,789	1,299,289	1,337,881	194,187	587,448	71,196
Net Investment Income (Loss)	8,006,982	1,513,621	1,328,904	(630,379)	305,877	2,769,931	285,650
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	3,424,500	9,993,818	10,189,295	20,523,149	885,921	11,821,404	(108,837)
Futures contracts	262,313	(115,970)	—	—	—	(403,667)	—
	3,686,813	9,877,848	10,189,295	20,523,149	885,921	11,417,737	(108,837)
Change in net unrealized appreciation (depreciation) of:
Investment securities	40,951,824	3,305,300	6,595,418	1,725,388	2,289,761	27,515,702	3,037,936
Futures contracts	290,798	75,699	—	—	—	764,270	—
	41,242,622	3,380,999	6,595,418	1,725,388	2,289,761	28,279,972	3,037,936
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	44,929,435	13,258,847	16,784,713	22,248,537	3,175,682	39,697,709	2,929,099
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,936,417	$14,772,468	$18,113,617	$21,618,158	$3,481,559	$42,467,640	$3,214,749

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$850,009	$—		$—		$—		$—		$—
Interest	1,444,533	—		—		—		—		—
Total income	2,294,542	—		—		—		—		—
EXPENSES:
Investment advisory fees (Note 2)	337,947	4,686	(a)	5,216	(a)	20,943	(a)	25,201	(a)	22,496	(a)
Accounting and recordkeeping expenses	29,367	—		—		—		—		—
Shareholders reports	19,662	—		—		—		—		—
Custodian expenses	14,094	—		—		—		—		—
Independent directors' fees and expenses	14,070	—		—		—		—		—
Audit	8,134	—		—		—		—		—
Legal and Compliance	12,207	—		—		—		—		—
Administrative	22,852	—		—		—		—		—
Licenses	3,726	—		—		—		—		—
Other	8,137	—		—		—		—		—
Total expenses	470,196	4,686		5,216		20,943		25,201		22,496
Net Investment Income (Loss)	1,824,346	(4,686)		(5,216)		(20,943)		(25,201)		(22,496)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	801,513	475,019		236,035		174,805		42,133		20,688
Futures contracts	—	—		—		—		—		—
	801,513	475,019		236,035		174,805		42,133		20,688
Change in net unrealized appreciation (depreciation) of:
Investment securities	3,036,201	203,065		663,535		3,666,369		4,954,405		4,764,952
Futures contracts	—	—		—		—		—		—
	3,036,201	203,065		663,535		3,666,369		4,954,405		4,764,952
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	3,837,714	678,084		899,570		3,841,174		4,996,538		4,785,640
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,662,060	$673,398		$894,354		$3,820,231		$4,971,337		$4,763,144

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—		$—		$—		$—		$—
Interest	—		—		—		—		—
Total income	—		—		—		—		—
EXPENSES:
Investment advisory fees (Note 2)	18,416	(a)	14,494	(a)	12,982	(a)	15,253	(a)	—	(a)
Accounting and recordkeeping expenses	—		—		—		—		—
Shareholders reports	—		—		—		—		—
Custodian expenses	—		—		—		—		—
Independent directors' fees and expenses	—		—		—		—		—
Audit	—		—		—		—		—
Legal and Compliance	—		—		—		—		—
Administrative	—		—		—		—		—
Licenses	—		—		—		—		—
Other	—		—		—		—		—
Total expenses	18,416		14,494		12,982		15,253		—
Net Investment Income (Loss)	(18,416)		(14,494)		(12,982)		(15,253)		—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	2,967		13,047		18,589		7,533		541,491
Futures contracts	—		—		—		—		—
	2,967		13,047		18,589		7,533		541,491
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,122,559		3,363,674		3,070,455		3,585,365		1,358,238
Futures contracts	—		—		—		—		—
	4,122,559		3,363,674		3,070,455		3,585,365		1,358,238
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	4,125,526		3,376,721		3,089,044		3,592,898		1,899,729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,107,110		$3,362,227		$3,076,062		$3,577,645		$1,899,729

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund		Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—		$—	$—	$—	$—
Interest	—		—	84,103	5,864,346	12,555,674
Total income	—		—	84,103	5,864,346	12,555,674
EXPENSES:
Investment advisory fees (Note 2)	—	(a)	— (a)	78,633	637,731	1,209,941
Accounting and recordkeeping expenses	—		—	18,290	60,846	122,881
Shareholders reports	—		—	12,245	40,737	82,270
Custodian expenses	—		—	6,421	6,669	15,425
Independent directors' fees and expenses	—		—	14,399	14,940	16,264
Audit	—		—	5,066	16,853	34,036
Legal and Compliance	—		—	7,602	25,291	51,076
Administrative	—		—	14,232	47,347	95,620
Licenses	—		—	2,320	7,720	15,590
Other	—		—	5,067	16,858	34,046
Total expenses	—		—	164,275	874,992	1,677,149
Net Investment Income (Loss)	—		—	(80,172)	4,989,354	10,878,525
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	26,365		(837)	1,068	(57,750)	713,587
Futures contracts	—		—	—	—	—
	26,365		(837)	1,068	(57,750)	713,587
Change in net unrealized appreciation (depreciation) of:
Investment securities	7,924,997		8,779,813	(1,129)	3,723,066	7,371,914
Futures contracts	—		—	—	—	—
	7,924,997		8,779,813	(1,129)	3,723,066	7,371,914
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	7,951,362		8,778,976	(61)	3,665,316	8,085,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,951,362		$8,778,976	$(80,233)	$8,654,670	$18,964,026

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$8,006,982	$14,267,923	$1,513,621	$3,101,202	$1,328,904	$2,319,053
Net realized gain (loss) on investments and futures contracts	3,686,813	6,402,972	9,877,848	3,948,935	10,189,295	9,620,852
Change in net unrealized appreciation (depreciation) of investments and futures contracts	41,242,622	93,956,208	3,380,999	35,331,044	6,595,418	46,714,836
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,936,417	114,627,103	14,772,468	42,381,181	18,113,617	58,654,741
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(14,303,185)	—	(3,289,983)	—	(2,642,181)
From capital gains	—	—	—	—	—	—
Total distributions	—	(14,303,185)	—	(3,289,983)	—	(2,642,181)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	51,290,195	120,677,137	6,056,008	4,558,409	12,017,219	30,474,048
Dividends reinvested	—	14,303,185	—	3,289,983	—	2,642,181
Cost of shares redeemed	(61,369,685)	(97,562,295)	(14,762,909)	(32,350,662)	(10,839,778)	(17,323,368)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(10,079,490)	37,418,027	(8,706,901)	(24,502,270)	1,177,441	15,792,861
INCREASE (DECREASE) IN NET ASSETS	42,856,927	137,741,945	6,065,567	14,588,928	19,291,058	71,805,421
NET ASSETS, BEGINNING OF PERIOD	905,376,988	767,635,043	270,510,295	255,921,367	277,189,835	205,384,414
NET ASSETS, END OF PERIOD	$948,233,915	$905,376,988	$276,575,862	$270,510,295	$296,480,893	$277,189,835
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$9,833,655	$1,826,673	$4,542,632	$3,029,011	$1,328,904	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	436,979,517	418,006,160	164,065,152	180,351,927	229,217,197	214,817,947
Shares sold	23,645,603	63,290,986	3,434,219	3,041,549	9,475,615	28,384,353
Shares issued as reinvestment of dividends	—	7,039,110	—	2,339,727	—	2,223,496
Shares redeemed	(28,563,526)	(51,356,739)	(8,583,254)	(21,668,051)	(8,606,178)	(16,208,599)
Net increase (decrease)	(4,917,923)	18,973,357	(5,149,035)	(16,286,775)	869,437	14,399,250
Shares outstanding at the end of period	432,061,594	436,979,517	158,916,117	164,065,152	230,086,634	229,217,197

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(630,379)	$(582,635)	$305,877	$581,969	$2,769,931	$4,916,400
Net realized gain (loss) on investments and futures contracts	20,523,149	14,144,867	885,921	569,199	11,417,737	18,957,891
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,725,388	53,488,934	2,289,761	7,131,981	28,279,972	77,289,024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,618,158	67,051,166	3,481,559	8,283,149	42,467,640	101,163,315
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(580,763)	—	(4,618,284)
From capital gains	—	—	—	—	—	(12,019,783)
Total distributions	—	—	—	(580,763)	—	(16,638,067)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	23,041,791	37,830,981	3,636,172	7,889,343	50,546,784	67,640,106
Dividends reinvested	—	—	—	580,763	—	16,638,067
Cost of shares redeemed	(10,927,220)	(18,010,361)	(5,319,157)	(3,455,235)	(21,609,152)	(52,165,400)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	12,114,571	19,820,620	(1,682,985)	5,014,871	28,937,632	32,112,773
INCREASE (DECREASE) IN NET ASSETS	33,732,729	86,871,786	1,798,574	12,717,257	71,405,272	116,638,021
NET ASSETS, BEGINNING OF PERIOD	280,767,882	193,896,096	54,689,853	41,972,596	493,840,501	377,202,480
NET ASSETS, END OF PERIOD	$314,500,611	$280,767,882	$56,488,427	$54,689,853	$565,245,773	$493,840,501
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(630,379)	$—	$305,877	$—	$3,089,668	$319,737
OTHER INFORMATION:
Shares outstanding at the beginning of period	235,799,898	217,012,966	47,569,341	42,960,517	326,716,727	304,220,329
Shares sold	18,352,348	37,244,882	3,027,264	7,485,020	31,400,276	49,166,354
Shares issued as reinvestment of dividends	—	—	—	503,349	—	11,309,916
Shares redeemed	(8,930,083)	(18,457,950)	(4,453,695)	(3,379,545)	(13,614,594)	(37,979,872)
Net increase (decrease)	9,422,265	18,786,932	(1,426,431)	4,608,824	17,785,682	22,496,398
Shares outstanding at the end of period	245,222,163	235,799,898	46,142,910	47,569,341	344,502,409	326,716,727

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$285,650	$1,511,220	$1,824,346	$3,751,015	$(4,686)	$461,318
Net realized gain (loss) on investments and futures contracts	(108,837)	(580,595)	801,513	3,806,011	475,019	305,728
Change in net unrealized appreciation (depreciation) of investments and futures contracts	3,037,936	3,681,223	3,036,201	9,664,571	203,065	276,589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,214,749	4,611,848	5,662,060	17,221,597	673,398	1,043,635
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(1,504,558)	—	(4,166,967)	—	(263,708)
From capital gains	—	—	—	—	—	(172,945)
Total distributions	—	(1,504,558)	—	(4,166,967)	—	(436,653)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	9,707,426	25,058,019	6,122,469	3,571,993	4,018,669	11,419,128
Dividends reinvested	—	1,791,399	—	4,166,967	—	436,653
Cost of shares redeemed	(3,151,381)	(1,937,175)	(6,360,982)	(20,097,971)	(3,088,335)	(3,161,532)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	6,556,045	24,912,243	(238,513)	(12,359,011)	930,334	8,694,249
INCREASE (DECREASE) IN NET ASSETS	9,770,794	28,019,533	5,423,547	695,619	1,603,732	9,301,231
NET ASSETS, BEGINNING OF PERIOD	61,108,030	33,088,497	166,676,715	165,981,096	18,145,675	8,844,444
NET ASSETS, END OF PERIOD	$70,878,824	$61,108,030	$172,100,262	$166,676,715	$19,749,407	$18,145,675
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$292,312	$6,662	$5,563,934	$3,739,588	$463,942	$468,628
OTHER INFORMATION:
Shares outstanding at the beginning of period	86,063,890	49,223,378	111,151,229	119,708,439	17,677,383	9,122,224
Shares sold	13,234,968	37,614,297	3,909,557	2,492,126	3,833,485	11,243,178
Shares issued as reinvestment of dividends	—	2,130,664	—	3,021,499	—	432,230
Shares redeemed	(4,253,904)	(2,904,449)	(4,170,656)	(14,070,835)	(2,942,362)	(3,120,249)
Net increase (decrease)	8,981,064	36,840,512	(261,099)	(8,557,210)	891,123	8,555,159
Shares outstanding at the end of period	95,044,954	86,063,890	110,890,130	111,151,229	18,568,506	17,677,383

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(5,216)	$434,999	$(20,943)	$1,672,143	$(25,201)	$1,849,740
Net realized gain (loss) on investments and futures contracts	236,035	227,271	174,805	8,827	42,133	178,077
Change in net unrealized appreciation (depreciation) of investments and futures contracts	663,535	1,087,254	3,666,369	5,378,514	4,954,405	7,123,855
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	894,354	1,749,524	3,820,231	7,059,484	4,971,337	9,151,672
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(26,710)	—	(63,956)	—	(43,965)
From capital gains	—	(71,240)	—	(77,361)	—	(121,062)
Total distributions	—	(97,950)	—	(141,317)	—	(165,027)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	3,564,951	6,456,097	10,290,929	32,178,154	15,496,152	35,200,831
Dividends reinvested	—	97,950	—	141,317	—	165,027
Cost of shares redeemed	(1,496,567)	(3,646,018)	(3,759,588)	(5,168,786)	(2,566,094)	(3,580,821)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	2,068,384	2,908,029	6,531,341	27,150,685	12,930,058	31,785,037
INCREASE (DECREASE) IN NET ASSETS	2,962,738	4,559,603	10,351,572	34,068,852	17,901,395	40,771,682
NET ASSETS, BEGINNING OF PERIOD	19,176,815	14,617,212	78,128,086	44,059,234	90,455,139	49,683,457
NET ASSETS, END OF PERIOD	$22,139,553	$19,176,815	$88,479,658	$78,128,086	$108,356,534	$90,455,139
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$424,237	$429,453	$1,652,220	$1,673,163	$1,851,828	$1,877,029
OTHER INFORMATION:
Shares outstanding at the beginning of period	19,977,014	16,871,361	83,797,669	52,963,259	99,880,789	62,378,472
Shares sold	3,612,323	7,046,802	10,712,868	36,728,456	16,574,857	41,604,821
Shares issued as reinvestment of dividends	—	102,082	—	151,623	—	182,211
Shares redeemed	(1,515,652)	(4,043,231)	(3,923,369)	(6,045,669)	(2,737,650)	(4,284,715)
Net increase (decrease)	2,096,671	3,105,653	6,789,499	30,834,410	13,837,207	37,502,317
Shares outstanding at the end of period	22,073,685	19,977,014	90,587,168	83,797,669	113,717,996	99,880,789

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(22,496)	$1,457,101	$(18,416)	$1,131,575	$(14,494)	$811,621
Net realized gain (loss) on investments and futures contracts	20,688	180,834	2,967	194,637	13,047	164,197
Change in net unrealized appreciation (depreciation) of investments and futures contracts	4,764,952	7,402,621	4,122,559	6,645,443	3,363,674	5,697,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,763,144	9,040,556	4,107,110	7,971,655	3,362,227	6,672,893
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(97,929)	—	(110,038)	—	(93,247)
From capital gains	—	(75,919)	—	(42,053)	—	(34,003)
Total distributions	—	(173,848)	—	(152,091)	—	(127,250)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	14,914,660	33,366,113	10,309,159	26,971,229	7,289,761	20,810,940
Dividends reinvested	—	173,848	—	152,091	—	127,250
Cost of shares redeemed	(1,919,040)	(3,875,461)	(2,459,824)	(2,273,130)	(1,407,731)	(1,616,364)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	12,995,620	29,664,500	7,849,335	24,850,190	5,882,030	19,321,826
INCREASE (DECREASE) IN NET ASSETS	17,758,764	38,531,208	11,956,445	32,669,754	9,244,257	25,867,469
NET ASSETS, BEGINNING OF PERIOD	80,518,668	41,987,460	67,402,882	34,733,128	52,840,881	26,973,412
NET ASSETS, END OF PERIOD	$98,277,432	$80,518,668	$79,359,327	$67,402,882	$62,085,138	$52,840,881
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$1,417,392	$1,439,888	$1,079,812	$1,098,228	$773,775	$788,269
OTHER INFORMATION:
Shares outstanding at the beginning of period	89,584,434	53,840,361	75,141,561	45,047,756	59,862,854	35,870,616
Shares sold	15,945,409	40,165,428	11,016,013	32,777,870	7,879,727	25,949,007
Shares issued as reinvestment of dividends	—	193,273	—	169,350	—	143,926
Shares redeemed	(2,060,963)	(4,614,628)	(2,666,613)	(2,853,415)	(1,534,465)	(2,100,695)
Net increase (decrease)	13,884,446	35,744,073	8,349,400	30,093,805	6,345,262	23,992,238
Shares outstanding at the end of period	103,468,880	89,584,434	83,490,961	75,141,561	66,208,116	59,862,854

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(12,982)	$685,117	$(15,253)	$777,232	$—	$1,487,663
Net realized gain (loss) on investments and futures contracts	18,589	225,115	7,533	232,700	541,491	105,535
Change in net unrealized appreciation (depreciation) of investments and futures contracts	3,070,455	5,214,389	3,585,365	6,073,407	1,358,238	2,175,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,076,062	6,124,621	3,577,645	7,083,339	1,899,729	3,768,851
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(85,340)	—	(85,259)	—	(1,380)
From capital gains	—	(32,272)	—	(32,852)	—	(214,954)
Total distributions	—	(117,612)	—	(118,111)	—	(216,334)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	8,061,470	19,144,703	10,476,198	28,272,725	5,395,647	15,774,421
Dividends reinvested	—	117,612	—	118,111	—	216,334
Cost of shares redeemed	(1,285,437)	(1,196,531)	(995,962)	(6,527,140)	(4,213,341)	(5,931,584)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	6,776,033	18,065,784	9,480,236	21,863,696	1,182,306	10,059,171
INCREASE (DECREASE) IN NET ASSETS	9,852,095	24,072,793	13,057,881	28,828,924	3,082,035	13,611,688
NET ASSETS, BEGINNING OF PERIOD	46,631,652	22,558,859	53,808,165	24,979,241	51,732,575	38,120,887
NET ASSETS, END OF PERIOD	$56,483,747	$46,631,652	$66,866,046	$53,808,165	$54,814,610	$51,732,575
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$657,411	$670,393	$744,068	$759,321	$1,499,650	$1,499,650
OTHER INFORMATION:
Shares outstanding at the beginning of period	53,059,793	30,313,753	61,484,646	33,773,391	47,977,563	38,492,999
Shares sold	8,766,708	24,125,147	11,467,004	35,466,792	4,907,311	15,084,924
Shares issued as reinvestment of dividends	—	133,567	—	134,702	—	201,239
Shares redeemed	(1,414,461)	(1,512,674)	(1,101,735)	(7,890,239)	(3,828,542)	(5,801,599)
Net increase (decrease)	7,352,247	22,746,040	10,365,269	27,711,255	1,078,769	9,484,564
Shares outstanding at the end of period	60,412,040	53,059,793	71,849,915	61,484,646	49,056,332	47,977,563

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$3,858,871	$—	$2,667,516	$(80,172)	$(170,330)
Net realized gain (loss) on investments and futures contracts	26,365	(363,131)	(837)	35,357	1,068	2,007
Change in net unrealized appreciation (depreciation) of investments and futures contracts	7,924,997	14,197,108	8,779,813	18,099,295	(1,129)	(1,572)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,951,362	17,692,848	8,778,976	20,802,168	(80,233)	(169,895)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(216,675)	—	(400,140)	—	—
From capital gains	—	(632,136)	—	—	—	—
Total distributions	—	(848,811)	—	(400,140)	—	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	10,558,683	26,068,783	7,899,457	15,725,574	4,813,919	13,788,717
Dividends reinvested	—	848,811	—	400,140	—	—
Cost of shares redeemed	(5,974,625)	(6,360,719)	(2,679,375)	(5,692,631)	(10,191,441)	(23,538,279)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	4,584,058	20,556,875	5,220,082	10,433,083	(5,377,522)	(9,749,562)
INCREASE (DECREASE) IN NET ASSETS	12,535,420	37,400,912	13,999,058	30,835,111	(5,457,755)	(9,919,457)
NET ASSETS, BEGINNING OF PERIOD	162,687,124	125,286,212	147,404,025	116,568,914	108,817,610	118,737,067
NET ASSETS, END OF PERIOD	$175,222,544	$162,687,124	$161,403,083	$147,404,025	$103,359,855	$108,817,610
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$3,821,299	$3,821,299	$2,784,610	$2,784,610	$(80,172)	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	139,889,356	121,209,452	119,017,515	109,796,967	90,330,033	98,421,821
Shares sold	8,812,382	23,767,216	6,130,495	13,943,562	4,013,027	11,435,232
Shares issued as reinvestment of dividends	—	730,064	—	357,258	—	—
Shares redeemed	(4,986,468)	(5,817,376)	(2,066,483)	(5,080,272)	(8,480,386)	(19,527,020)
Net increase (decrease)	3,825,914	18,679,904	4,064,012	9,220,548	(4,467,359)	(8,091,788)
Shares outstanding at the end of period	143,715,270	139,889,356	123,081,527	119,017,515	85,862,674	90,330,033

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$4,989,354	$9,796,614	$10,878,525	$20,813,493
Net realized gain (loss) on investments and futures contracts	(57,750)	631,791	713,587	4,845,755
Change in net unrealized appreciation (depreciation) of investments and futures contracts	3,723,066	6,362,184	7,371,914	11,056,903
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,654,670	16,790,589	18,964,026	36,716,151
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(9,571,460)	—	(20,675,187)
From capital gains	—	(637,800)	—	—
Total distributions	—	(10,209,260)	—	(20,675,187)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	55,683,837	76,981,280	42,958,661	128,689,182
Dividends reinvested	—	10,209,260	—	20,675,187
Cost of shares redeemed	(25,747,843)	(30,342,069)	(39,513,860)	(55,849,454)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	29,935,994	56,848,471	3,444,801	93,514,915
INCREASE (DECREASE) IN NET ASSETS	38,590,664	63,429,800	22,408,827	109,555,879
NET ASSETS, BEGINNING OF PERIOD	297,852,248	234,422,448	597,182,718	487,626,839
NET ASSETS, END OF PERIOD	$336,442,912	$297,852,248	$619,591,545	$597,182,718
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$5,201,311	$211,957	$11,179,469	$300,944
OTHER INFORMATION:
Shares outstanding at the beginning of period	289,925,398	235,599,737	444,790,076	376,097,392
Shares sold	54,016,969	73,210,601	31,582,266	94,058,496
Shares issued as reinvestment of dividends	—	9,961,089	—	15,438,532
Shares redeemed	(24,869,766)	(28,846,029)	(28,946,308)	(40,804,344)
Net increase (decrease)	29,147,203	54,325,661	2,635,958	68,692,684
Shares outstanding at the end of period	319,072,601	289,925,398	447,426,034	444,790,076

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2011 and the five years ended December 31, 2010 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund							All America Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$2.07		$1.84	$1.48	$2.41	$2.38	$2.14	$1.65		$1.42	$1.15	$1.86	$2.00	$1.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.03	0.03	0.04	0.05	0.04	0.01		0.02	0.02	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.10		0.23	0.36	(0.93)	0.07	0.30	0.08		0.23	0.28	(0.68)	0.06	0.28
Total From Investment Operations	0.12		0.26	0.39	(0.89)	0.12	0.34	0.09		0.25	0.30	(0.65)	0.09	0.30
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.03)	(0.05)	(0.04)	—		(0.02)	(0.03)	(0.02)	(0.03)	(0.03)
From Capital Gains	—		—	—	(0.01)	(0.04)	(0.06)	—		—	—	(0.04)	(0.20)	(0.21)
From Return of Capital	—		—	—	—	—	—	—		—	—	—	—	—
Total Distributions	—		(0.03)	(0.03)	(0.04)	(0.09)	(0.10)	—		(0.02)	(0.03)	(0.06)	(0.23)	(0.24)
Net Asset Value, End of Period	$2.19		$2.07	$1.84	$1.48	$2.41	$2.38	$1.74		$1.65	$1.42	$1.15	$1.86	$2.00
Total Return (%)(b)	5.92	(c)	14.68	26.13	(37.08)	5.22	15.59	5.56	(c)	17.78	25.31	(35.49)	4.27	15.74
Net Assets, End of Period ($ millions)	948		905	768	545	816	811	277		271	256	222	389	423
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.68	(d)	1.76	1.98	2.07	1.82	1.85	1.10	(d)	1.21	1.46	1.64	1.30	1.36
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.22	(d)	0.25	0.26	0.25	0.20	0.17	0.55	(d)	0.57	0.58	0.56	0.55	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	(d)	0.25	0.26	0.25	0.20	0.14	0.55	(d)	0.57	0.58	0.56	0.55	0.49
Portfolio Turnover Rate (%)(a)	3.30	(c)	4.50	4.29	4.70	4.66	4.91	15.40	(c)	22.71	35.15	31.03	29.24	33.84

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$1.21		$0.96	$0.75		$1.06	$1.24	$1.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.01	0.01		0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		0.25	0.21		(0.30)	(0.06)	0.18
Total From Investment Operations	0.08		0.26	0.22		(0.29)	(0.05)	0.19
Less: Dividend Distributions: From Net Investment Income	—		(0.01)	(0.01	)(g)	(0.01)	(0.01)	(0.01)
From Capital Gains	—		—	—		—	(0.12)	(0.01)
From Return of Capital	—		—	—		(0.01)	—	—
Total Distributions	—		(0.01)	(0.01)		(0.02)	(0.13)	(0.02)
Net Asset Value, End of Period	$1.29		$1.21	$0.96		$0.75	$1.06	$1.24
Total Return (%)(b)	6.56	(c)	27.72	29.28		(27.76)	(3.99)	17.68
Net Assets, End of Period ($ millions)	296		277	205		155	215	246
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.92	(d)	0.99	1.30		1.23	0.96	1.42
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.90	(d)	0.92	0.93		0.92	0.89	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.90	(d)	0.92	0.93		0.92	0.89	0.80
Portfolio Turnover Rate (%)(a)	10.58	(c)	35.34	39.03		59.64	55.77	62.55

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.19		$0.89	$0.70	$1.08	$1.19	$1.06	$1.15		$0.98	$0.79		$1.20		$1.21	$1.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		—	—	—	—	—	0.01		0.01	0.01		0.02		0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.09		0.30	0.19	(0.36)	0.05	0.16	0.06		0.17	0.19		(0.41)		(0.01)	0.16
Total From Investment Operations	0.09		0.30	0.19	(0.36)	0.05	0.16	0.07		0.18	0.20		(0.39)		0.01	0.17
Less: Dividend Distributions: From Net Investment Income	—		—	—	—	—	—	—		(0.01)	(0.01	)(g)	(0.02	)(g)	(0.02)	(0.01)
From Capital Gains	—		—	—	(0.02)	(0.16)	(0.03)	—		—	—		—		—	(0.01)
From Return of Capital	—		—	—	—	—	—	—		—	—		—		—	—
Total Distributions	—		—	—	(0.02)	(0.16)	(0.03)	—		(0.01)	(0.01)		(0.02)		(0.02)	(0.02)
Net Asset Value, End of Period	1.28		$1.19	$0.89	$0.70	$1.08	$1.19	$1.22		$1.15	$0.98		$0.79		$1.20	$1.21
Total Return (%)(b)	7.71	(c)	33.27	27.69	(34.37)	4.68	15.14	6.48	(c)	18.94	25.22		(32.64)		0.88	15.93
Net Assets, End of Period ($ millions)	315		281	194	147	223	224	56		55	42		30		40	33
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.42	)(d)	(0.26)	(0.26)	(0.16)	(0.26)	(0.20)	1.10	(d)	1.25	1.57		1.62		1.54	1.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.89	(d)	0.92	0.93	0.92	0.89	0.83	0.70	(d)	0.72	0.73		0.74		0.75	0.70
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.89	(d)	0.92	0.93	0.92	0.89	0.81	0.70	(d)	0.72	0.73		0.74		0.75	0.66
Portfolio Turnover Rate (%)(a)	28.02	(c)	50.73	94.14	93.16	94.06	85.67	8.27	(c)	29.88	20.16		33.80		27.24	30.41

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund							International Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,			Period Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009	2008	2007(f)
Net Asset Value, Beginning of Period	$1.51		$1.24	$0.93	$1.51	$1.56	$1.53	$0.71		$0.67	$0.55	$0.95	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.01	0.01	0.02	0.03	0.02	0.00		0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.12		0.31	0.32	(0.56)	0.09	0.14	0.04		0.04	0.13	(0.40)	(0.05)
Total From Investment Operations	0.13		0.32	0.33	(0.54)	0.12	0.16	0.04		0.06	0.14	(0.38)	(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.01)	(0.01)	(0.02)	(0.03)	(0.03)	—		(0.02)	(0.01)	(0.02)	(0.02)
From Capital Gains	—		(0.04)	(0.01)	(0.02)	(0.14)	(0.10)	—		—	—	—	—
From Return of Capital	—		—	—	—	—	—	—		—	(0.01)	—	—
Total Distributions	—		(0.05)	(0.02)	(0.04)	(0.17)	(0.13)	—		(0.02)	(0.02)	(0.02)	(0.02)
Net Asset Value, End of Period	$1.64		$1.51	$1.24	$0.93	$1.51	$1.56	$0.75		$0.71	$0.67	$0.55	$0.95
Total Return (%)(b)	8.55	(c)	26.28	36.69	(36.31)	7.74	10.10	5.03	(c)	8.32	25.22	(40.06)	(2.93	)(c)
Net Assets, End of Period ($ millions)	565		494	377	248	379	357	71		61	33	12	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.03	(d)	1.16	1.41	1.47	1.52	1.40	0.86	(d)	3.48	3.45	5.17	3.38	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.22	(d)	0.25	0.26	0.25	0.22	0.17	0.21	(d)	0.24	0.25	0.20	0.22	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	(d)	0.25	0.26	0.25	0.22	0.14	0.21	(d)	0.24	0.25	0.20	0.22	(d)
Portfolio Turnover Rate (%)(a)	6.54	(c)	13.29	15.41	22.66	20.53	16.02	1.02	(c)	9.17	4.95	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund							Retirement Income Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,			Period Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009	2008	2007(f)
Net Asset Value, Beginning of Period	$1.50		$1.39	$1.20	$1.60	$1.55	$1.43	$1.03		$0.97	$0.83	$0.96	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.04	0.04	0.04	0.05	0.05	(0.00)		0.02	0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.03		0.11	0.19	(0.40)	0.05	0.11	0.03		0.07	0.11	(0.13)	(0.04)
Total From Investment Operations	0.05		0.15	0.23	(0.36)	0.10	0.16	0.03		0.09	0.14	(0.10)	—
Less: Dividend Distributions:
From Net Investment Income	—		(0.04)	(0.04)	(0.04)	(0.05)	(0.04)	—		(0.02)	—	(0.03)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		(0.01)	—	—	(0.01)
Total Distributions	—		(0.04)	(0.04)	(0.04)	(0.05)	(0.04)	—		(0.03)	—	(0.03)	(0.04)
Net Asset Value, End of Period	$1.55		$1.50	$1.39	$1.20	$1.60	$1.55	$1.06		$1.03	$0.97	$0.83	$0.96
Total Return (%)(b)	3.50	(c)	11.02	18.45	(22.51)	6.69	10.80	3.61	(c)	9.04	16.25	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	172		167	166	150	220	229	20		18	9	4	1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.16	(d)	2.26	2.74	3.01	2.72	2.70	(0.05	)(d)	3.65	4.39	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.56	(d)	0.57	0.58	0.57	0.55	0.52	0.05	(d)	0.05	0.05	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.56	(d)	0.57	0.58	0.57	0.55	0.48	0.05	(d)	0.05	0.05	0.05	0.05	(d)
Portfolio Turnover Rate (%)(a)	14.33	(c)	36.00	31.73	37.98	24.95	26.77	14.75	(c)	17.62	35.31	82.92	14.38	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund									2015 Retirement Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Period Ended December 31,		Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,
	(Unaudited)		2010		2009		2008	2007(f)		(Unaudited)		2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.96		0.87		0.74		0.94	0.99		$0.93		$0.83		$0.70		$0.92		$0.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		0.02		0.03	0.03		(0.00)		0.02		0.02		0.03		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.07		0.13		(0.20)	(0.03)		0.05		0.08		0.13		(0.22)		(0.04)
Total From Investment Operations	0.04		0.09		0.15		(0.17)	—		0.05		0.10		0.15		(0.19)		(0.01)
Less: Dividend Distributions:
From Net Investment Income	—		—	(h)	(0.02	)(g)	(0.03)	(0.03)		—		—	(h)	(0.02	)(g)	(0.03	)(g)	(0.03)
From Capital Gains	—		—	(h)	—		—	(0.02)		—		—	(h)	—		—		(0.02)
Total Distributions	—		—		(0.02)		(0.03)	(0.05)		—		—		(0.02)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$0.96		$0.87		$0.74	$0.94		$0.98		$0.93		$0.83		$0.70		$0.92
Total Return (%)(b)	4.48	(c)	11.36		19.79		(17.45)	(0.68	)(c)	4.76	(c)	12.27		21.27		(21.01)		(1.18	)(c)
Net Assets, End of Period ($ millions)	22		19		15		8	2		88		78		44		20		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.67		3.51		5.36	5.28	(c)	(0.05	)(d)	2.79		3.45		4.65		5.39	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05	0.04	(d)	0.05	(d)	0.05		0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05	0.04	(d)	0.05	(d)	0.05		0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	5.97	(c)	18.31		38.17		32.37	32.49	(c)	3.41	(c)	5.64		26.96		21.47		2.79	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Fund										2025 Retirement Fund
	Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,		Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,
	(Unaudited)		2010		2009		2008		2007(f)		(Unaudited)		2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.91		$0.80		$0.66		$0.91		$0.97		$0.90		$0.78		$0.64		$0.92		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		0.02		0.02		0.02		(0.00)		0.02		0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.09		0.14		(0.25)		(0.04)		0.05		0.10		0.14		(0.28)		(0.04)
Total From Investment Operations	0.04		0.11		0.16		(0.23)		(0.02)		0.05		0.12		0.16		(0.26)		(0.02)
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.02	)(g)	(0.02	)(g)	(0.02)		—		—	(h)	(0.02	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		—	(h)	—		—		(0.02)		—		—	(h)	—		—		(0.03)
Total Distributions	—		—		(0.02)		(0.02)		(0.04)		—		—		(0.02)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.95		$0.91		$0.80		$0.66		$0.91		$0.95		$0.90		$0.78		$0.64		$0.92
Total Return (%)(b)	5.21	(c)	13.90		23.18		(24.81)		(1.54	)(c)	5.67	(c)	15.49		25.10		(28.32)		(1.95	)(c)
Net Assets, End of Period ($ millions)	108		90		50		21		5		98		81		42		15		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.76		3.61		4.73		5.29	(c)	(0.05	)(d)	2.50		3.25		5.06		4.48	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.04	(d)	0.05	(d)	0.05		0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	1.64	(c)	2.62		13.70		14.74		2.51	(c)	1.01	(c)	3.16		9.21		10.06		0.28	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2030 Retirement Fund
	Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,
	(Unaudited)		2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.90		$0.77		$0.62		$0.92		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		0.11		0.15		(0.30)		(0.04)
Total From Investment Operations	0.05		0.13		0.16		(0.28)		(0.02)
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		—	(h)	—		—		(0.03)
Total Distributions	—		—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.95		$0.90		$0.77		$0.62		$0.92
Total Return (%)(b)	5.96	(c)	16.59		26.47		(29.95)		(2.22	)(c)
Net Assets, End of Period ($ millions)	79		67		35		12		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.37		3.07		4.61		4.82	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	1.84	(c)	1.74		8.96		12.34		4.11	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2035 Retirement Fund										2040 Retirement Fund
	Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,		Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,
	(Unaudited)		2010		2009		2008		2007(f)		(Unaudited)		2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.88		$0.75		$0.60		$0.92		$1.00		$0.88		$0.74		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.01		0.01		0.02		0.02		(0.00)		0.01		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		0.12		0.15		(0.32)		(0.05)		0.05		0.13		0.15		(0.32)		(0.05)
Total From Investment Operations	0.06		0.13		0.16		(0.30)		(0.03)		0.05		0.14		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)		—		—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		—	(h)	—		—		(0.03)		—		—	(h)	—		—		(0.03)
Total Distributions	—		—		(0.01)		(0.02)		(0.05)		—		—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.94		$0.88		$0.75		$0.60		$0.92		$0.93		$0.88		$0.74		$0.59		$0.91
Total Return (%)(b)	6.23	(c)	17.66		27.05		(32.53)		(2.54	)(c)	6.38	(c)	18.38		27.84		(32.75)		(2.68	)(c)
Net Assets, End of Period ($ millions)	62		53		27		9		2		56		47		23		6		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.20		2.74		4.21		3.76	(c)	(0.05	)(d)	2.13		2.75		4.20		3.93	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.05	(d)	0.05	(d)	0.05		0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	1.59	(c)	1.47		6.27		7.62		0.71	(c)	1.47	(c)	1.37		5.79		7.79		1.18	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2045 Retirement Fund
	Six Months Ended June 30, 2011		Years Ended December 31,						Period Ended December 31,
	(Unaudited)		2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.88		$0.74		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.01		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		0.13		0.15		(0.32)		(0.05)
Total From Investment Operations	0.05		0.14		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		—	(h)	—		—		(0.03)
Total Distributions	—		—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.93		$0.88		$0.74		$0.59		$0.91
Total Return (%)(b)	6.34	(c)	18.57		27.55		(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	67		54		25		7		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.14		2.61		4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05		0.05		0.05		0.03	(d)
Portfolio Turnover Rate (%)(a)	1.04	(c)	1.04		7.87		6.77		6.34	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund								Moderate Allocation Fund
	Six Months Ended June 30, 2011		Years Ended December 31,						Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010		2009	2008	2007	2006	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$1.08		$0.99		$0.89	$1.03	$1.02	$1.00	$1.16		$1.03	$0.88		$1.14	$1.14	$1.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.03		0.03	0.04	0.04	0.04	(0.00)		0.03	0.03		0.03	0.04	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.06		0.11	(0.14)	0.02	0.03	0.06		0.11	0.15		(0.25)	0.03	0.06
Total From Investment Operations	0.04		0.09		0.14	(0.10)	0.06	0.07	0.06		0.14	0.18		(0.22)	0.07	0.09
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.03)	(0.04)	(0.04)	(0.03)	—		— (h)	(0.03	)(g)	(0.03)	(0.04)	(0.03)
From Capital Gains	—		—	(h)	(0.01)	—	(0.01)	(0.02)	—		(0.01)	—		(0.01)	(0.03)	(0.03)
Total Distributions	—		—		(0.04)	(0.04)	(0.05)	(0.05)	—		(0.01)	(0.03)		(0.04)	(0.07)	(0.06)
Net Asset Value, End of Period	$1.12		$1.08		$0.99	$0.89	$1.03	$1.02	$1.22		$1.16	$1.03		$0.88	$1.14	$1.14
Total Return (%)(b)	3.63	(c)	9.34		15.94	(10.19)	6.43	6.96	4.84	(c)	13.11	21.27		(19.85)	6.36	9.20
Net Assets, End of Period ($ millions)	55		52		38	24	20	13	175		163	125		90	102	76
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	3.47		4.24	4.04	4.48	4.11	0.00	(d)	2.73	3.22		3.14	3.54	3.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.00	(d)	—		—	—	—	—	0.00	(d)	—	—		—	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.00	(d)	—		—	—	—	—	0.00	(d)	—	—		—	—	—
Portfolio Turnover Rate (%)(a)	7.42	(c)	20.11		14.24	38.30	13.72	49.05	4.36	(c)	15.68	15.29		25.21	12.35	9.78

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Aggressive Allocation Fund
	Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010		2009	2008		2007		2006
Net Asset Value, Beginning of Period	$1.24		$1.06		$0.86	$1.24		$1.27		$1.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		0.02		0.02	0.02		0.03		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		0.16		0.20	(0.37)		0.04		0.11
Total From Investment Operations	0.07		0.18		0.22	(0.35)		0.07		0.14
Less: Dividend Distributions: From Net Investment Income	—		—	(h)	(0.02)	(0.02	)(g)	(0.04	)(g)	(0.03)
From Capital Gains	—		—		—	(0.01)		(0.06)		(0.06)
Total Distributions	—		—		(0.02)	(0.03)		(0.10)		(0.09)
Net Asset Value, End of Period	$1.31		$1.24		$1.06	$0.86		$1.24		$1.27
Total Return (%)(b)	5.88	(c)	17.02		25.64	(28.20)		5.52		11.87
Net Assets, End of Period ($ millions)	161		147		117	81		101		73
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.00	(d)	2.07		2.44	2.41		2.75		2.82
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.00	(d)	—		—	—		—		—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.00	(d)	—		—	—		—		—
Portfolio Turnover Rate (%)(a)	2.03	(c)	12.91		11.70	20.56		9.14		6.75

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund							Mid-Term Bond Fund
	Six Months Ended June 30, 2011		Years Ended December 31,					Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.20		$1.21	$1.21	$1.21	$1.21	$1.20	$1.03		$1.00	$0.94	$0.96	$0.93	$0.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		—	—	0.03	0.05	0.05	0.02		0.04	0.04	0.04	0.04	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—		(0.01)	—	—	—	—	0.00		0.02	0.07	(0.02)	0.03	0.01
Total From Investment Operations	—		(0.01)	—	0.03	0.05	0.05	0.02		0.06	0.11	0.02	0.07	0.04
Less: Dividend Distributions: From Net Investment Income	—		—	—	(0.03)	(0.05)	(0.04)	—		(0.03)	(0.04)	(0.04)	(0.04)	(0.03)
From Capital Gains	—		—	—	—	—	—	—		— (h)	(0.01)	—	—	—
Total Distributions	—		—	—	(0.03)	(0.05)	(0.04)	—		(0.03)	(0.05)	(0.04)	(0.04)	(0.03)
Net Asset Value, End of Period	$1.20		$1.20	$1.21	$1.21	$1.21	$1.21	$1.05		$1.03	$1.00	$0.94	$0.96	$0.93
Total Return (%)(b)	(0.07	)(c)	(0.14)	(0.08)	2.34	5.03	4.89	2.64	(c)	6.93	11.22	1.84	7.22	4.22
Net Assets, End of Period ($ millions)	103		109	119	201	312	239	336		298	234	183	122	107
Ratio of Net Investment Income to Average Net Assets (%)	(0.15	)(d)	(0.15)	(0.04)	2.38	4.89	4.83	3.13	(d)	3.66	4.16	4.27	4.28	3.88
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.31	(d)	0.32	0.33	0.32	0.28	0.24	0.55	(d)	0.57	0.58	0.55	0.56	0.50
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.31	(d)	0.32	0.33	0.32	0.28	0.22	0.55	(d)	0.57	0.58	0.55	0.56	0.47
Portfolio Turnover Rate (%)(a)	NA		NA	NA	NA	NA	NA	13.36	(c)	16.70	30.76	34.95	26.78	30.91

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Six Months Ended June 30, 2011		Years Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.34		$1.30	$1.18	$1.27	$1.26	$1.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.05	0.05	0.07	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.04	0.12	(0.09)	0.01	—
Total From Investment Operations	0.04		0.09	0.17	(0.02)	0.07	0.06
Less: Dividend Distributions: From Net Investment Income	—		(0.05)	(0.05)	(0.07)	(0.06)	(0.06)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		(0.05)	(0.05)	(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.38		$1.34	$1.30	$1.18	$1.27	$1.26
Total Return (%)(b)	3.14	(c)	7.29	14.61	(1.75)	5.90	4.79
Net Assets, End of Period ($ millions)	620		597	488	372	384	343
Ratio of Net Investment Income to Average Net Assets (%)	3.60	(d)	3.81	4.62	5.05	4.95	4.84
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.55	(d)	0.57	0.58	0.56	0.53	0.50
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.55	(d)	0.57	0.58	0.56	0.53	0.47
Portfolio Turnover Rate (%)(a)	11.60	(c)	40.33	46.27	23.76	17.56	19.03

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2011, there were 23 Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2011, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2011. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of June 30, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value: (See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$928,779,773	—	—	$928,779,773
Short-Term Debt Securities	—	$16,949,156	—	$16,949,156
Temporary Cash Investments	—	$750,000	—	$750,000
	$928,779,773	$17,699,156	—	$946,478,929
All America Fund
Common Stock-Indexed	$158,093,518	—	—	$158,093,518
Common Stock-Active	$106,452,044	$303,966	—	$106,756,010
Convertible Preferred Stock	$152,650	—	—	$152,650
Short-Term Debt Securities	—	$10,099,609	—	$10,099,609
Temporary Cash Investments	—	$1,596,700	—	$1,596,700
	$264,698,212	$12,000,275	—	$276,698,487
Small Cap Value Fund
Common Stock	$279,683,976	$1,772,244	—	$281,456,220
Convertible Preferred Stock	$1,168,210	—	—	$1,168,210
Short-Term Debt Securities	—	$15,299,475	—	$15,299,475
	$280,852,186	$17,071,719	—	$297,923,905
Small Cap Growth Fund
Common Stock	$299,113,880	—	—	$299,113,880
Short-Term Debt Securities	—	$26,724,548	—	$26,724,548
	$299,113,880	$26,724,548	—	$325,838,428
Mid Cap Value Fund
Common Stock	$53,250,156	—	—	$53,250,156
Short-Term Debt Securities	—	$2,599,786	—	$2,599,786
	$53,250,156	$2,599,786	—	$55,849,942
Mid-Cap Equity Index Fund
Common Stock	$547,113,166	—	—	$547,113,166
Short-Term Debt Securities	—	$18,299,045	—	$18,299,045
Temporary Cash Investments	—	$500,000	—	$500,000
	$547,113,166	$18,799,045	—	$565,912,211
International Fund
Common Stock	$69,523,564	—	—	$69,523,564
Short-Term Debt Securities	—	$999,911	—	$999,911
	$69,523,564	$999,911	—	$70,523,475
Composite Fund
Common Stock	$101,686,699	—	—	$101,686,699
U.S. Government Debt	—	$7,819,028	—	$7,819,028
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,080,364	—	$23,080,364
Corporate Long-Term Debt	—	$32,899,187	—	$32,899,187
Short-Term Debt	—	$4,423,600	—	$4,423,600
Temporary Cash Investments	—	$1,902,100	—	$1,902,100
	$101,686,699	$70,124,279	—	$171,810,978
Retirement Income Fund
Common Stock	$19,749,407	—	—	$19,749,407
2010 Retirement Fund
Common Stock	$22,139,553	—	—	$22,139,553

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2015 Retirement Fund
Common Stock	$88,479,658	—	—	$88,479,658
2020 Retirement Fund
Common Stock	$108,356,534	—	—	$108,356,534
2025 Retirement Fund
Common Stock	$98,277,432	—	—	$98,277,432
2030 Retirement Fund
Common Stock	$79,359,327	—	—	$79,359,327
2035 Retirement Fund
Common Stock	$62,085,138	—	—	$62,085,138
2040 Retirement Fund
Common Stock	$56,483,747	—	—	$56,483,747
2045 Retirement Fund
Common Stock	$66,866,046	—	—	$66,866,046
Conservative Allocation Fund
Common Stock	$54,814,610	—	—	$54,814,610
Moderate Allocation Fund
Common Stock	$175,222,544	—	—	$175,222,544
Aggressive Allocation Fund
Common Stock	$161,403,083	—	—	$161,403,083
Money Market Fund
U.S. Government Debt	—	$9,997,526	—	$9,997,526
U.S. Government Agency Short-Term Debt	—	$8,949,864	—	$8,949,864
Commercial Paper	—	$84,311,090	—	$84,311,090
Temporary Cash Investments	—	$101,300	—	$101,300
	—	$103,359,780	—	$103,359,780
Mid-Term Bond Fund
U.S. Government Debt	—	$158,295,503	—	$158,295,503
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$1,166,242	—	$1,166,242
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,856,674	—	$46,856,674
Corporate Debt	—	$125,194,831	—	$125,194,831
Short-Term Debt	—	$3,999,982	—	$3,999,982
Temporary Cash Investments	—	$64,100	—	$64,100
	—	$335,577,332	—	$335,577,332
Bond Fund
U.S. Government Debt	—	$122,727,505	—	$122,727,505
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$184,258,854	—	$184,258,854
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$14,000,600	—	$14,000,600
Long-Term Corporate Debt	—	$285,779,618	—	$285,779,618
Sovereign Debt	—	$4,256,538	—	$4,256,538
Short-Term Debt	—	$5,299,897	—	$5,299,897
Temporary Cash Investments	—	$992,500	—	$992,500
	—	$617,315,512	—	$617,315,512
Other Financial Instruments:*
Equity Index Fund	$503,753	—	—	$503,753
All America Fund	$149,659	—	—	$149,659
Mid-Cap Equity Index Fund	$809,705	—	—	$809,705

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2011
	Balance December 31, 2010	Change in Unrealized Gains (Losses)(a)	Transfers Into Level 3	Transfers Out of Level 3(b)	Balance June 30, 2011	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2011 Included in Statement of Operations
All America Fund — Active Common Stock	$329,297	—	—	$(329,937)	—	—
Small Cap Value Fund — Common Stock	$1,919,931	—	—	$(1,919,931)	—	—

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $115,725,383, $123,986,156 and $40,519,430, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	38%	7%
2010 Retirement Fund	25%	12%	—	—	4%	25%	29%	5%
2015 Retirement Fund	29%	11%	2%	2%	7%	26%	16%	4%
2020 Retirement Fund	33%	11%	4%	4%	9%	25%	14%	—
2025 Retirement Fund	37%	15%	5%	5%	9%	22%	7%	—
2030 Retirement Fund	40%	17%	6%	6%	10%	21%	—	—
2035 Retirement Fund	40%	20%	7%	7%	12%	14%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2011, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2011, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2011	$0	$0	$0	$0	$0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	1,496,604	0	3,911,308	0	0
2017	0	8,339,618	15,058,092	9,805,482	838,832
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$1,496,604	$8,339,618	$18,969,400	$9,805,482	$838,832

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2011	$0	$0	$0	$0	$0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	6,035,010	0	0
2017	0	0	11,795,277	0	0
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$0	$0	$17,830,287	$0	$0
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2011	$0	$0	$0	$0	$0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2011	$0	$0	$0	$0	$0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	483,825
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$0	$0	$0	$0	$483,825

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2011	$0	$0	$14,379,081
2012	0	0	171,798
2013	0	0	439,879
2014	0	0	3,306,785
2015	0	0	0
2016	0	0	0
2017	0	0	3,299,948
2018	0	0	0
No Expiration	0	57,750	0
Total	$0	$57,750	$21,597,491

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2011, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$35,271,860	$41,735,239	$29,987,414	$85,968,014	$4,489,059
Proceeds from sales of investments	$30,667,447	$53,204,051	$30,823,096	$82,244,215	$6,882,109
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$63,668,474	$9,283,137	$24,779,927	$3,711,040	$3,320,569
Proceeds from sales of investments	$34,100,263	$672,231	$23,543,119	$2,785,392	$1,257,401

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$9,401,663	$14,573,980	$13,889,590	$9,203,127	$6,803,597
Proceeds from sales of investments	$2,891,265	$1,669,123	$916,467	$1,372,208	$936,061
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$7,539,237	$10,108,947	$5,167,145	$12,066,939	$8,412,222
Proceeds from sales of investments	$776,184	$643,964	$3,984,839	$7,482,881	$3,192,140

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	—	$80,827,992	$101,254,148
Proceeds from sales of investments	—	$42,264,137	$68,930,890

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2010, was $664,782,994; net proceeds from sales for the year were $670,320,777.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2011 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$254,390,349	$53,283,959	$73,007,273	$86,776,676	$10,393,082
Unrealized Depreciation	(93,637,124)	(27,261,714)	(9,869,300)	(4,611,769)	(2,909,684)
Net	$160,753,225	$26,022,245	$63,137,973	$82,164,907	$7,483,398
Tax Cost of Investments	$785,725,704	$250,676,242	$234,785,932	$243,673,521	$48,366,544
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$132,514,904	$8,054,995	$21,808,428	$924,638	$2,725,016
Unrealized Depreciation	(28,093,922)	(1,691,835)	(4,643,430)	(106,744)	(796,343)
Net	$104,420,982	$6,363,160	$17,164,998	$817,894	$1,928,673
Tax Cost of Investments	$461,491,229	$64,160,315	$154,645,980	$18,931,513	$20,210,880
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$12,046,076	$14,416,397	$14,874,330	$13,221,994	$10,995,076
Unrealized Depreciation	(2,435,823)	(1,918,274)	(993,238)	(963,836)	(617,354)
Net	$9,610,253	$12,498,123	$13,881,092	$12,258,158	$10,377,722
Tax Cost of Investments	$78,869,405	$95,858,411	$84,396,340	$67,101,169	$51,707,416

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$10,151,832	$12,110,865	$4,337,809	$20,737,325	$19,017,185
Unrealized Depreciation	(402,710)	(442,608)	(1,587,183)	(6,912,360)	(4,288,182)
Net	$9,749,122	$11,668,257	$2,750,626	$13,824,965	$14,729,003
Tax Cost of Investments	$46,734,625	$55,197,789	$52,063,984	$161,397,579	$146,674,080

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$3,558	$15,736,932	$28,379,264
Unrealized Depreciation	(2,598)	(107,738)	(1,238,524)
Net	$960	$15,629,194	$27,140,740
Tax Cost of Investments	$103,358,820	$319,948,138	$590,174,772

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2011, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	300,000,000
Small Cap Value Fund	350,000,000
Small Cap Growth Fund	350,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	125,000,000
Composite Fund	200,000,000
Retirement Income Fund	50,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	100,000,000
2020 Retirement Fund	150,000,000
2025 Retirement Fund	125,000,000
2030 Retirement Fund	100,000,000
2035 Retirement Fund	100,000,000
2040 Retirement Fund	100,000,000
2045 Retirement Fund	100,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	200,000,000
Aggressive Allocation Fund	200,000,000
Money Market Fund	250,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	500,000,000
Sub-Total	4,800,000,000
Shares to be allocated at the discretion of the Board of Directors	200,000,000
Total	5,000,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS

No 2011 dividends were declared or paid as of June 30, 2011. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2010, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2009 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 7, 2010. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2010 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2010 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$14,303,185	$3,289,983	$2,642,181	$0	$580,763
Long-Term Capital Gains (b)	$0	$0	$0	$0	$0
Return of Capital	$0	$0	$0	$0	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)	$7,789,431	$1,504,558	$4,166,967	$263,708	$26,710
Long-Term Capital Gains (b)	$8,848,636	$0	$0	$172,945	$71,240
Return of Capital	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)	$63,956	$43,965	$97,929	$110,038	$93,247
Long-Term Capital Gains (b)	$77,361	$121,062	$75,919	$42,053	$34,003
Return of Capital	$0	$0	$0	$0	$0
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)	$85,340	$85,259	$1,380	$216,675	$400,140
Long-Term Capital Gains (b)	$32,272	$32,852	$214,954	$632,136	$0
Return of Capital	$0	$0	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$0	$9,734,898	$20,675,187
Long-Term Capital Gains (b)	$0	$474,362	$0
Return of Capital	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2011, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$10,958,397	$4,743,966	$1,328,904	$0	$305,877
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(1,749,616)	$(8,834,665)	$(18,938,278)	$(9,810,180)	$(838,832)
Net unrealized appreciation (depreciation) of investments and futures contracts	$160,753,225	$26,022,245	$63,137,973	$82,164,907	$7,483,398

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$4,457,041	$292,322	$5,563,934	$468,628	$613,685
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$19,689,962	$218,153	$(17,830,288)	$463,452	$25,780
Net unrealized appreciation (depreciation) of investments and futures contracts	$104,420,982	$6,363,160	$17,164,998	$817,894	$1,928,673
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$1,792,820	$1,893,961	$1,439,888	$1,098,228	$788,269
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$120,136	$180,928	$229,142	$253,813	$211,090
Net unrealized appreciation (depreciation) of investments and futures contracts	$9,610,253	$12,498,123	$13,881,092	$12,258,158	$10,377,722
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$676,000	$759,321	$1,499,650	$3,821,299	$2,784,610
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$212,346	$208,696	$555,668	$642,453	$(483,824)
Net unrealized appreciation (depreciation) of investments and futures contracts	$9,749,122	$11,668,257	$2,750,626	$13,824,965	$14,729,003

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$5,208,499	$11,179,469
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$(57,750)	$(21,597,491)
Net unrealized appreciation (depreciation) of investments and futures contracts	$960	$15,629,194	$27,140,740

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

During the six months ended June 30, 2011, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$630,379	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$(630,379)	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$4,686	$5,216
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$(5,216)
Paid in capital	$0	$0	$0	$(4,686)	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$20,943	$25,201	$22,496	$18,416	$14,494
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(20,943)	$(25,201)	$(20,688)	$0	$(13,047)
Paid in capital	$0	$0	$(1,808)	$(18,416)	$(1,447)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$12,982	$15,253	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(12,982)	$(7,533)	$0	$0	$0
Paid in capital	$0	$(7,720)	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$80,172	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(833)	$0	$0
Paid in capital	$(79,339)	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2011. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 17, 2011, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale. Further, the Board considered the fact that the Adviser limits the Funds' expenses to transactional costs, taxes and the Adviser's asset-based fee.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2010, the Adviser had approximately $10.7 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2010, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Annual Shareholder Meeting

On April 22, 2011, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. All 3,359,761,205 outstanding shares as of the record date (February 18, 2011) were cast for the vote. The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
Carolyn N. Dolan	3,279,675,056	97.62%	80,086,149	2.38%
John R. Greed	3,273,819,947	97.44%	85,941,258	2.56%
Kevin M. Kearney	3,278,450,232	97.58%	81,310,974	2.42%
LaSalle D. Leffall, III	3,276,660,437	97.53%	83,100,769	2.47%
John W. Sibal	3,277,643,286	97.56%	82,117,920	2.44%
Margaret M. Smyth	3,278,782,341	97.59%	80,978,865	2.41%
Patrick J. Waide, Jr.	3,276,032,648	97.51%	83,728,558	2.49%
William E. Whiston	3,275,671,954	97.50%	84,089,251	2.50%

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MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

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Find out more at mutualofamerica.com
or call 1-800-468-3785.

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)   Schedule I — Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Semi-Annual Report to Shareholders:

(b)  Not applicable.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.5%)
Abercrombie & Fitch Co. Cl A	6,782	453,851
Amazon.com, Inc.*	27,623	5,648,627
Apollo Group, Inc.*	9,420	411,466
AutoNation, Inc.*	4,919	180,085
AutoZone, Inc.*	1,956	576,727
Bed Bath & Beyond, Inc.*	19,271	1,124,848
Best Buy Co., Inc.	23,270	730,911
Big Lots, Inc.*	5,815	192,767
Cablevision Systems Corp. Cl A	17,803	644,647
CarMax, Inc.*	16,050	530,774
Carnival Corp.	33,406	1,257,068
CBS Corp. Cl B	51,731	1,473,816
Chipotle Mexican Grill, Inc. Cl A*	2,408	742,122
Coach, Inc.	22,711	1,451,914
Comcast Corp. Cl A	213,966	5,421,898
D.R. Horton, Inc.	21,738	250,422
Darden Restaurants, Inc.	10,553	525,117
DeVry, Inc.	4,736	280,040
DIRECTV Cl A*	59,389	3,018,149
Discovery Communications, Inc. Cl A*	21,546	882,524
Disney (Walt) Co.	146,204	5,707,804
Expedia, Inc.	15,436	447,490
Family Dollar Stores, Inc.	9,460	497,218
Ford Motor Co.*	293,790	4,051,364
Fortune Brands, Inc.	11,925	760,457
GameStop Corp. Cl A*	10,941	291,796
Gannett Co., Inc.	18,597	266,309
Gap, Inc.	30,229	547,145
Genuine Parts Co.	12,168	661,939
Goodyear Tire & Rubber Co.*	18,885	316,701
H&R Block, Inc.	23,612	378,736
Harley-Davidson, Inc.	17,887	732,830
Harman Int’l. Industries, Inc.	5,407	246,397
Hasbro, Inc.	10,538	462,934
Home Depot, Inc.	123,160	4,460,855
International Game Technology	23,197	407,803
Interpublic Group of Cos., Inc.	37,801	472,513
Johnson Controls, Inc.	52,478	2,186,233
Kohl’s Corp.	21,743	1,087,367
Leggett & Platt, Inc.	11,053	269,472
Lennar Corp. Cl A	12,078	219,216
Limited Brands, Inc.	19,509	750,121
Lowe’s Cos., Inc.	100,715	2,347,667
Macy’s, Inc	33,011	965,242
Marriott International, Inc. Cl A	21,960	779,360
Mattel, Inc.	26,885	739,069
McDonald’s Corp.	80,256	6,767,186
McGraw-Hill Cos., Inc.	23,569	987,777
Netflix, Inc.*	3,370	885,265
Newell Rubbermaid, Inc.	22,525	355,445
News Corp. Cl A	176,758	3,128,617
NIKE, Inc. Cl B	29,339	2,639,923
Nordstrom, Inc.	12,657	594,120
O’Reilly Automotive, Inc.*	10,401	681,370
Omnicom Group, Inc.	21,745	1,047,239
Penney (J.C.) Co., Inc.	14,653	506,115

Polo Ralph Lauren Corp.	4,974	659,602
Priceline.com, Inc.*	3,841	1,966,323
Pulte Homes, Inc.*	25,426	194,763
Ross Stores, Inc.	9,047	724,846
Scripps Networks Interactive, Inc. Cl A	7,021	343,186
Sears Hldgs. Corp.*	3,055	218,249
Stanley Black & Decker, Inc.	13,003	936,866
Staples, Inc.	55,162	871,560
Starbucks Corp.	57,982	2,289,709
Starwood Hotels & Resorts	15,091	845,700
Target Corp.	53,306	2,500,584
Tiffany & Co.	9,878	775,621
Time Warner Cable, Inc.	26,021	2,030,679
Time Warner, Inc.	82,828	3,012,454
TJX Cos., Inc.	29,865	1,568,808
Urban Outfitters, Inc.*	9,635	271,225
V.F. Corp.	6,082	660,262
Viacom, Inc. Cl B	45,259	2,308,209
Washington Post Co. Cl B	399	167,161
Whirlpool Corp.	5,751	467,671
Wyndham Worldwide Corp.	13,149	442,464
Wynn Resorts Ltd.	5,887	845,020
Yum! Brands, Inc.	35,236	1,946,437
		99,492,267
CONSUMER STAPLES (10.4%)
Altria Group, Inc.	161,924	4,276,413
Archer-Daniels-Midland Co.	52,756	1,590,593
Avon Products, Inc.	33,276	931,728
Brown-Forman Corp. Cl B	7,973	595,503
Campbell Soup Co.	14,118	487,777
Clorox Co.	10,314	695,576
Coca-Cola Co.	177,074	11,915,309
Coca-Cola Enterprises, Inc.	25,141	733,614
Colgate-Palmolive Co.	37,815	3,305,409
ConAgra Foods, Inc.	31,627	816,293
Constellation Brands, Inc. Cl A*	13,840	288,149
Costco Wholesale Corp.	33,791	2,745,181
CVS Caremark Corp.	104,082	3,911,402
Dean Foods Co.*	14,170	173,866
Dr. Pepper Snapple Group, Inc.	17,123	717,967
Estee Lauder Cos., Inc. Cl A	8,819	927,671
General Mills, Inc.	49,381	1,837,961
Heinz (H.J.) Co.	24,893	1,326,299
Hershey Co.	11,604	659,687
Hormel Foods Corp.	10,740	320,159
J.M. Smucker Co.	8,972	685,820
Kellogg Co.	19,368	1,071,438
Kimberly-Clark Corp.	30,389	2,022,692
Kraft Foods, Inc. Cl A	135,971	4,790,258
Kroger Co.	46,910	1,163,368
Lorillard, Inc.	10,123	1,102,091
McCormick & Co., Inc.	10,029	497,138
Mead Johnson Nutrition Co.	15,806	1,067,695
Molson Coors Brewing Co. Cl B	12,292	549,944
PepsiCo, Inc.	122,264	8,611,054
Philip Morris Int’l., Inc.	137,560	9,184,881
Proctor & Gamble Co.	215,907	13,725,208
Reynolds American, Inc.	26,151	968,895
Safeway, Inc.	27,389	640,081
Sara Lee Corp.	45,257	859,430

SUPERVALU, Inc.	16,411	154,428
Sysco Corp.	45,132	1,407,216
Tyson Foods, Inc. Cl A	21,927	425,822
Wal-Mart Stores, Inc.	147,732	7,850,478
Walgreen Co.	69,139	2,935,642
Whole Foods Market, Inc.	11,552	732,974
		98,703,110
ENERGY (12.4%)
Alpha Natural Resources, Inc.*	17,524	796,291
Anadarko Petroleum Corp.	38,484	2,954,032
Apache Corp.	29,660	3,659,747
Baker Hughes, Inc.	33,619	2,439,395
Cabot Oil & Gas Corp.	7,870	521,860
Cameron International Corp.*	18,952	953,096
Chesapeake Energy Corp.	50,871	1,510,360
Chevron Corp.	155,495	15,991,106
ConocoPhillips	109,335	8,220,899
Consol Energy, Inc.	17,531	849,903
Denbury Resources, Inc.*	30,729	614,580
Devon Energy Corp.	32,720	2,578,663
Diamond Offshore Drilling, Inc.	5,377	378,595
El Paso Corp.	59,480	1,201,496
EOG Resources, Inc.	20,764	2,170,876
EQT Corp.	11,559	607,079
Exxon Mobil Corp.	381,033	31,008,467
FMC Technologies, Inc.*	18,590	832,646
Halliburton Co.	70,777	3,609,627
Helmerich & Payne, Inc.	8,275	547,143
Hess Corp.	23,389	1,748,562
Marathon Oil Corp.	55,081	2,901,667
Murphy Oil Corp.	14,962	982,405
Nabors Industries Ltd.*	22,228	547,698
National Oilwell Varco, Inc.	32,725	2,559,422
Newfield Exploration Co.*	10,230	695,845
Noble Drilling Corp.	19,506	768,731
Noble Energy, Inc.	13,650	1,223,450
Occidental Petroleum Corp.	62,876	6,541,619
Peabody Energy Corp.	20,942	1,233,693
Pioneer Natural Resources Co.	9,032	808,996
QEP Resources, Inc.	13,673	571,942
Range Resources Corp.	12,426	689,643
Rowan Cos., Inc.*	9,859	382,628
Schlumberger Ltd.	104,960	9,068,544
Southwestern Energy Co.*	26,911	1,153,944
Spectra Energy Corp.	50,278	1,378,120
Sunoco, Inc.	9,368	390,739
Tesoro Corp.*	11,121	254,782
Valero Energy Corp.	44,109	1,127,867
Williams Cos., Inc.	45,494	1,376,194
		117,852,352
FINANCIALS (14.8%)
ACE Ltd.	26,099	1,717,836
Aflac, Inc.	36,177	1,688,742
Allstate Corp.	40,452	1,235,000
American Express Co.	80,899	4,182,478
American Int’l. Group, Inc.*	33,745	989,403
Ameriprise Financial, Inc.	18,741	1,080,981
Aon Corp.	25,568	1,311,638
Apartment Investment & Management Co. Cl A	9,245	236,025
Assurant, Inc.	7,465	270,756

AvalonBay Communities, Inc.	6,754	867,214
Bank of America Corp.	783,785	8,590,284
Bank of New York Mellon Corp.	96,048	2,460,750
BB&T Corp.	53,872	1,445,924
Berkshire Hathaway, Inc. Cl B*	133,913	10,363,527
BlackRock, Inc.	7,435	1,426,107
Boston Properties, Inc.	11,261	1,195,468
Capital One Financial Corp.	35,513	1,834,957
CB Richard Ellis Group, Inc. Cl A*	22,577	566,908
Charles Schwab Corp.	77,473	1,274,431
Chubb Corp.	22,629	1,416,802
Cincinnati Financial Corp.	12,609	367,931
Citigroup, Inc.	225,912	9,406,976
CME Group, Inc.	5,187	1,512,477
Comerica, Inc.	13,674	472,710
Discover Financial Svcs.	42,193	1,128,663
E*Trade Financial Corp.*	19,472	268,714
Equity Residential	22,792	1,367,520
Federated Investors, Inc. Cl B	7,201	171,672
Fifth Third Bancorp	71,063	906,053
First Horizon National Corp.	19,741	188,329
Franklin Resources, Inc.	11,155	1,464,540
Genworth Financial, Inc. Cl A*	37,945	390,075
Goldman Sachs Group, Inc.	40,047	5,329,855
Hartford Financial Svcs. Group, Inc.	34,442	908,236
HCP, Inc.	30,192	1,107,744
Health Care REIT, Inc.	13,273	695,903
Host Hotels & Resorts, Inc.	53,076	899,638
Hudson City Bancorp, Inc.	40,741	333,669
Huntington Bancshares, Inc.	66,783	438,096
IntercontinentalExchange, Inc.*	5,687	709,226
Invesco Ltd.	35,742	836,363
Janus Capital Group, Inc.	14,403	135,964
JPMorgan Chase & Co.	307,365	12,583,523
KeyCorp	73,545	612,630
Kimco Realty Corp.	31,477	586,731
Legg Mason, Inc.	11,507	376,969
Leucadia National Corp.	15,323	522,514
Lincoln National Corp.	24,246	690,769
Loews Corp.	24,033	1,011,549
M&T Bank Corp.	9,706	853,643
Marsh & McLennan Cos., Inc.	42,369	1,321,489
Marshall & Ilsley Corp.	41,005	326,810
MetLife, Inc.	81,763	3,586,943
Moody’s Corp.	15,330	587,906
Morgan Stanley	119,480	2,749,235
Nasdaq OMX Group, Inc.*	11,616	293,885
Northern Trust Corp.	18,704	859,636
NYSE Euronext	20,251	694,002
People’s United Financial, Inc.	27,696	372,234
Plum Creek Timber Co., Inc.	12,526	507,804
PNC Financial Svcs. Grp., Inc.	40,708	2,426,604
Principal Financial Grp., Inc.	24,855	756,089
Progressive Corp.	50,564	1,081,058
ProLogis, Inc.	35,138	1,259,346
Prudential Financial, Inc.	37,747	2,400,332
Public Storage	10,823	1,233,930
Regions Financial Corp.	97,188	602,566
Simon Property Group, Inc.	22,686	2,636,794
SLM Corp.	40,796	685,781

State Street Corp.	38,987	1,757,924
SunTrust Banks, Inc.	41,528	1,071,422
T. Rowe Price Group, Inc.	20,092	1,212,351
Torchmark Corp.	5,883	377,336
Travelers Cos., Inc.	32,400	1,891,512
U.S. Bancorp	149,027	3,801,679
Unum Group	23,809	606,653
Ventas, Inc.	12,643	666,413
Vornado Realty Trust	12,684	1,181,895
Wells Fargo & Co.	409,111	11,479,655
Weyerhaeuser Co.	41,660	910,688
XL Group PLC	23,934	526,069
Zions Bancorporation	13,779	330,834
		140,630,788
HEALTH CARE (11.5%)
Abbott Laboratories	120,223	6,326,134
Aetna, Inc.	29,355	1,294,262
Agilent Technologies, Inc.*	26,922	1,375,983
Allergan, Inc.	23,574	1,962,536
AmerisourceBergen Corp.	21,192	877,349
Amgen, Inc.*	71,915	4,196,240
Bard (C.R.), Inc.	6,626	727,932
Baxter International, Inc.	44,119	2,633,463
Becton, Dickinson & Co.	16,921	1,458,083
Biogen Idec, Inc.*	18,690	1,998,335
Boston Scientific Corp.*	118,207	816,810
Bristol-Myers Squibb Co.	131,959	3,821,533
Cardinal Health, Inc.	27,117	1,231,654
CareFusion Corp.*	17,283	469,579
Celgene Corp.*	35,798	2,159,335
Cephalon, Inc.*	5,950	475,405
Cerner Corp.*	11,189	683,760
CIGNA Corp.	20,929	1,076,378
Coventry Health Care, Inc.*	11,466	418,165
Covidien PLC	38,345	2,041,104
DaVita, Inc.*	7,387	639,788
Dentsply International, Inc.	10,889	414,653
Edwards Lifesciences Corp.*	8,871	773,374
Express Scripts, Inc.*	40,954	2,210,697
Forest Laboratories, Inc.*	22,134	870,752
Gilead Sciences, Inc.*	60,879	2,520,999
Hospira, Inc.*	12,978	735,333
Humana, Inc.	13,026	1,049,114
Intuitive Surgical, Inc.*	3,038	1,130,470
Johnson & Johnson	212,028	14,104,103
Laboratory Corp. of America Hldgs.*	7,751	750,219
Life Technologies Corp.*	13,478	701,799
Lilly (Eli) & Co.	78,800	2,957,364
McKesson Corp.	19,502	1,631,342
Medco Health Solutions, Inc.*	30,925	1,747,881
Medtronic, Inc.	82,717	3,187,086
Merck & Co., Inc.	238,748	8,425,417
Mylan, Inc.*	33,977	838,213
Patterson Cos., Inc.	7,414	243,846
PerkinElmer, Inc.	8,723	234,736
Pfizer, Inc.	611,153	12,589,752
Quest Diagnostics, Inc.	12,170	719,247
St. Jude Medical, Inc.	25,437	1,212,836
Stryker Corp.	25,811	1,514,848

Tenet Healthcare Corp.*	35,787	223,311
Thermo Fisher Scientific, Inc.*	29,646	1,908,906
UnitedHealth Group, Inc.	83,804	4,322,610
Varian Medical Systems, Inc.*	9,065	634,731
Waters Corp.*	7,089	678,701
Watson Pharmaceuticals, Inc.*	9,784	672,454
WellPoint, Inc.	28,401	2,237,147
Zimmer Hldgs., Inc.*	14,849	938,457
		108,864,226
INDUSTRIALS (10.9%)
3M Co.	54,964	5,213,335
Avery Dennison Corp.	8,173	315,723
Boeing Co.	57,105	4,221,773
Caterpillar, Inc.	49,849	5,306,925
Cintas Corp.	9,778	322,967
CSX Corp.	85,299	2,236,540
Cummins, Inc.	15,180	1,570,978
Danaher Corp.	42,120	2,231,939
Deere & Co.	32,465	2,676,739
Donnelley (R.R.) & Sons Co.	14,508	284,502
Dover Corp.	14,431	978,422
Dun & Bradstreet Corp.	3,822	288,714
Eaton Corp.	26,391	1,357,817
Emerson Electric Co.	58,142	3,270,488
Equifax, Inc.	9,520	330,534
Expeditors Int’l. of Wash.	16,426	840,847
Fastenal Co.	21,940	789,621
FedEx Corp.	24,416	2,315,858
Flowserve Corp.	4,319	474,615
Fluor Corp.	13,481	871,681
General Dynamics Corp.	28,774	2,144,238
General Electric Co.	820,331	15,471,443
Goodrich Corp.	9,396	897,318
Grainger (W.W.), Inc.	4,500	691,425
Honeywell International, Inc.	60,876	3,627,601
Illinois Tool Works, Inc.	38,679	2,184,977
Ingersoll-Rand PLC	25,624	1,163,586
Iron Mountain, Inc.	15,523	529,179
ITT Corp.	14,241	839,222
Jacobs Engineering Group, Inc.*	9,809	424,239
Joy Global, Inc.	8,125	773,825
L-3 Communications Hldgs., Inc.	7,985	698,288
Lockheed Martin Corp.	22,028	1,783,607
Masco Corp.	27,700	333,231
Norfolk Southern Corp.	27,322	2,047,237
Northrop Grumman Corp.	22,641	1,570,153
Paccar, Inc.	28,269	1,444,263
Pall Corp.	8,982	505,058
Parker Hannifin Corp.	12,545	1,125,788
Pitney Bowes, Inc.	15,769	362,529
Precision Castparts Corp.	11,128	1,832,225
Quanta Services, Inc.*	16,714	337,623
Raytheon Co.	27,551	1,373,417
Republic Services, Inc.	23,467	723,957
Robert Half Int’l., Inc.	11,358	307,007
Robinson (C.H.) Worldwide, Inc.	12,607	993,936
Rockwell Automation, Inc.	11,162	968,415
Rockwell Collins, Inc.	11,915	735,036
Roper Industries, Inc.	7,417	617,836
Ryder System, Inc.	3,873	220,180

Snap-On, Inc.	4,501	281,222
Southwest Airlines Co.	61,238	699,338
Stericycle, Inc.*	6,640	591,757
Textron, Inc.	20,887	493,142
Tyco International Ltd.	36,273	1,792,974
Union Pacific Corp.	37,942	3,961,145
United Parcel Service, Inc. Cl B	76,284	5,563,392
United Technologies Corp.	70,795	6,266,065
Waste Management, Inc.	36,680	1,367,064
		103,642,956
INFORMATION TECHNOLOGY (17.5%)
Adobe Systems, Inc.*	39,020	1,227,179
Advanced Micro Devices, Inc.*	44,673	312,264
Akamai Technologies, Inc.*	14,442	454,490
Altera Corp.	24,925	1,155,274
Amphenol Corp. Cl A	13,626	735,668
Analog Devices, Inc.	23,177	907,148
Apple, Inc.*	71,530	24,010,475
Applied Materials, Inc.	101,967	1,326,591
Autodesk, Inc.*	17,865	689,589
Automatic Data Processing, Inc.	38,653	2,036,240
BMC Software, Inc.*	13,680	748,296
Broadcom Corp. Cl A*	36,906	1,241,518
CA, Inc.	29,361	670,605
Cisco Systems, Inc.	425,440	6,641,118
Citrix Systems, Inc.*	14,542	1,163,360
Cognizant Technology Solutions*	23,534	1,725,984
Computer Sciences Corp.	11,997	455,406
Compuware Corp.*	16,882	164,768
Corning, Inc.	121,433	2,204,009
Dell, Inc.*	126,996	2,117,023
eBay, Inc.*	88,346	2,850,925
Electronic Arts, Inc.*	25,715	606,874
EMC Corp.*	159,153	4,384,665
F5 Networks, Inc.*	6,274	691,709
Fidelity Nat’l. Information Svcs., Inc.	20,815	640,894
First Solar, Inc.*	4,198	555,269
Fiserv, Inc.*	11,109	695,757
FLIR Systems, Inc.	12,352	416,386
Google, Inc. Cl A*	19,443	9,845,546
Harris Corp.	9,839	443,345
Hewlett-Packard Co.	160,436	5,839,870
Int’l. Business Machines Corp.	93,687	16,072,005
Intel Corp.	410,110	9,088,038
Intuit, Inc.*	21,163	1,097,513
Jabil Circuit, Inc.	15,212	307,282
JDS Uniphase Corp.*	17,557	292,500
Juniper Networks, Inc.*	41,233	1,298,840
KLA-Tencor Corp.	12,988	525,754
Lexmark International, Inc. Cl A*	5,892	172,400
Linear Technology Corp.	17,616	581,680
LSI Corp.*	46,847	333,551
MasterCard, Inc.	7,284	2,194,961
MEMC Electronic Materials, Inc.*	17,823	152,030
Microchip Technology, Inc.	14,734	558,566
Micron Technology, Inc.*	66,619	498,310
Microsoft Corp.	574,001	14,924,026
Molex, Inc.	10,755	277,156
Monster Worldwide, Inc.*	10,003	146,644
Motorola Mobility Hldgs., Inc.*	22,098	487,040

Motorola Solutions, Inc.*	26,263	1,209,149
National Semiconductor Corp.	18,653	459,050
NetApp, Inc.*	28,455	1,501,855
Novellus Systems, Inc.*	6,908	249,655
Nvidia Corp.*	46,433	739,910
Oracle Corp.	301,402	9,919,140
Paychex, Inc.	24,911	765,266
QUALCOMM, Inc.	129,139	7,333,804
Red Hat, Inc.*	14,931	685,333
SAIC, Inc.*	21,584	363,043
Salesforce.com, inc.*	9,322	1,388,792
SanDisk Corp.*	18,439	765,219
Symantec Corp.*	58,442	1,152,476
Tellabs, Inc.	28,101	129,546
Teradata Corp.*	12,474	750,935
Teradyne, Inc.*	14,344	212,291
Texas Instruments, Inc.	89,817	2,948,692
Total System Services, Inc.	12,517	232,566
VeriSign, Inc.	13,032	436,051
Visa, Inc. Cl A	37,050	3,121,833
Western Digital Corp.*	17,977	654,003
Western Union Co.	48,906	979,587
Xerox Corp.	105,522	1,098,484
Xilinx, Inc.	20,547	749,349
Yahoo!, Inc.*	100,783	1,515,776
		165,328,346
MATERIALS (3.6%)
Air Products & Chemicals, Inc.	16,391	1,566,652
Airgas, Inc.	5,404	378,496
AK Steel Hldg. Corp.	8,529	134,417
Alcoa, Inc.	82,279	1,304,945
Allegheny Technologies, Inc.	8,209	521,025
Ball Corp.	12,993	499,711
Bemis Co., Inc.	8,148	275,239
CF Industries Hldgs., Inc.	5,530	783,435
Cliffs Natural Resources, Inc.	11,189	1,034,423
Dow Chemical Co.	90,932	3,273,552
Du Pont (E.I.) de Nemours & Co.	71,836	3,882,736
Eastman Chemical Co.	5,496	560,977
Ecolab, Inc.	17,945	1,011,739
FMC Corp.	5,550	477,411
Freeport-McMoRan Copper & Gold, Inc.	73,275	3,876,248
Int’l. Flavors & Fragrances, Inc.	6,218	399,444
International Paper Co.	33,822	1,008,572
MeadWestvaco Corp.	13,126	437,227
Monsanto Co.	41,458	3,007,363
Newmont Mining Corp.	38,187	2,060,952
Nucor Corp.	24,448	1,007,747
Owens-Illinois, Inc.*	12,686	327,426
PPG Industries, Inc.	12,234	1,110,725
Praxair, Inc.	23,520	2,549,333
Sealed Air Corp.	12,388	294,711
Sherwin-Williams Co.	6,835	573,251
Sigma-Aldrich Corp.	9,422	691,386
Titanium Metals Corp.	6,969	127,672
United States Steel Corp.	11,121	512,011
Vulcan Materials Co.	9,586	369,349
		34,058,175
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	30,680	1,605,484

AT&T, Inc.	458,068	14,387,916
CenturyLink, Inc.	46,453	1,878,095
Frontier Communications Corp.	76,981	621,237
MetroPCS Communications, Inc.*	20,536	353,425
Sprint Nextel Corp.*	231,408	1,247,289
Verizon Communications, Inc.	218,829	8,147,004
Windstream Corp.	39,446	511,220
		28,751,670
UTILITIES (3.3%)
AES Corp.*	50,811	647,332
Ameren Corp.	18,653	537,953
American Electric Power Co., Inc.	37,267	1,404,221
CenterPoint Energy, Inc.	32,906	636,731
CMS Energy Corp.	19,519	384,329
Consolidated Edison, Inc.	22,630	1,204,821
Constellation Energy Group, Inc.	15,525	589,329
Dominion Resources, Inc.	44,538	2,149,849
DTE Energy Co.	13,099	655,212
Duke Energy Corp.	102,978	1,939,076
Edison International	25,202	976,578
Entergy Corp.	13,765	939,874
Exelon Corp.	51,236	2,194,950
FirstEnergy Corp.	32,348	1,428,164
Integrys Energy Group, Inc.	6,023	312,232
NextEra Energy, Inc.	32,638	1,875,379
Nicor, Inc.	3,523	192,849
NiSource, Inc.	21,626	437,927
Northeast Utilities	13,673	480,879
NRG Energy, Inc.*	18,649	458,392
Oneok, Inc.	8,286	613,247
Pepco Hldgs., Inc.	17,464	342,818
PG&E Corp.	30,781	1,293,725
Pinnacle West Capital Corp.	8,433	375,943
PPL Corp.	44,643	1,242,415
Progress Energy, Inc.	22,781	1,093,716
Public Svc. Enterprise Group, Inc.	39,132	1,277,268
SCANA Corp.	8,842	348,110
Sempra Energy	18,522	979,443
Southern Co.	65,680	2,652,158
TECO Energy, Inc.	16,626	314,065
Wisconsin Energy Corp.	18,081	566,839
Xcel Energy, Inc.	37,451	910,059
		31,455,883
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $762,032,677) 97.9%		928,779,773

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	0.04	08/18/11	950,000	949,946
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	2,000,000	1,999,850
					2,949,796
COMMERCIAL PAPER (1.5%)
Chevron Corp.	A-1+	0.02	07/11/11	6,000,000	5,999,967
General Electric Capital Corp.	A-1+	0.07	08/09/11	8,000,000	7,999,393
					13,999,360
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,949,156) 1.8%					16,949,156

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $779,731,833) 99.8%					946,478,929

OTHER NET ASSETS 0.2%					1,754,986

NET ASSETS 100.0%					$948,233,915

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	1,136	76,021
Amazon.com, Inc.*	4,726	966,420
Apollo Group, Inc.*	1,664	72,684
AutoNation, Inc.*	831	30,423
AutoZone, Inc.*	333	98,185
Bed Bath & Beyond, Inc.*	3,305	192,913
Best Buy Co., Inc.	3,883	121,965
Big Lots, Inc.*	983	32,586
Cablevision Systems Corp. Cl A	2,962	107,254
CarMax, Inc.*	2,688	88,892
Carnival Corp.	5,771	217,163
CBS Corp. Cl B	8,837	251,766
Chipotle Mexican Grill, Inc. Cl A*	411	126,666
Coach, Inc.	3,829	244,788
Comcast Corp. Cl A	36,759	931,473
D.R. Horton, Inc.	3,595	41,414
Darden Restaurants, Inc.	1,770	88,075
DeVry, Inc.	811	47,954
DIRECTV Cl A*	10,168	516,738
Discovery Communications, Inc. Cl A*	3,596	147,292
Disney (Walt) Co.	25,067	978,616
Expedia, Inc.	2,636	76,418
Family Dollar Stores, Inc.	1,583	83,202
Ford Motor Co.*	52,297	721,176
Fortune Brands, Inc.	2,017	128,624
GameStop Corp. Cl A*	1,840	49,073
Gannett Co., Inc.	3,099	44,378
Gap, Inc.	5,135	92,944
Genuine Parts Co.	2,012	109,453
Goodyear Tire & Rubber Co.*	3,313	55,559
H&R Block, Inc.	4,075	65,363
Harley-Davidson, Inc.	2,990	122,500
Harman Int’l. Industries, Inc.	914	41,651
Hasbro, Inc.	1,746	76,702
Home Depot, Inc.	20,313	735,737
International Game Technology	3,813	67,033
Interpublic Group of Cos., Inc.	6,561	82,013
Johnson Controls, Inc.	8,605	358,484
Kohl’s Corp.	3,664	183,237
Leggett & Platt, Inc.	1,887	46,005
Lennar Corp. Cl A	2,016	36,590
Limited Brands, Inc.	3,333	128,154
Lowe’s Cos., Inc.	16,710	389,510
Macy’s, Inc	5,606	163,919
Marriott International, Inc. Cl A	3,804	135,004
Mattel, Inc.	4,410	121,231
McDonald’s Corp.	13,283	1,120,023
McGraw-Hill Cos., Inc.	4,189	175,561
Netflix, Inc.*	595	156,301
Newell Rubbermaid, Inc.	3,817	60,232
News Corp. Cl A	30,380	537,726
NIKE, Inc. Cl B	4,895	440,452
Nordstrom, Inc.	2,116	99,325
O’Reilly Automotive, Inc.*	1,738	113,856
Omnicom Group, Inc.	3,686	177,518

Penney (J.C.) Co., Inc.	2,451	84,658
Polo Ralph Lauren Corp.	822	109,005
Priceline.com, Inc.*	697	356,815
Pulte Homes, Inc.*	4,245	32,517
Ross Stores, Inc.	1,550	124,186
Scripps Networks Interactive, Inc. Cl A	1,155	56,456
Sears Hldgs. Corp.*	510	36,434
Stanley Black & Decker, Inc.	2,168	156,204
Staples, Inc.	9,052	143,022
Starbucks Corp.	9,757	385,304
Starwood Hotels & Resorts	2,712	151,980
Target Corp.	9,061	425,052
Tiffany & Co.	1,636	128,459
Time Warner Cable, Inc.	4,380	341,815
Time Warner, Inc.	13,857	503,979
TJX Cos., Inc.	4,991	262,177
Urban Outfitters, Inc.*	1,637	46,082
V.F. Corp.	1,018	110,514
Viacom, Inc. Cl B	7,797	397,647
Washington Post Co. Cl B	69	28,908
Whirlpool Corp.	960	78,067
Wyndham Worldwide Corp.	2,222	74,770
Wynn Resorts Ltd.	1,013	145,406
Yum! Brands, Inc.	5,892	325,474
		16,879,173
CONSUMER STAPLES (6.0%)
Altria Group, Inc.	27,406	723,792
Archer-Daniels-Midland Co.	8,812	265,682
Avon Products, Inc.	5,664	158,592
Brown-Forman Corp. Cl B	1,310	97,844
Campbell Soup Co.	2,354	81,331
Clorox Co.	1,736	117,076
Coca-Cola Co.	29,850	2,008,607
Coca-Cola Enterprises, Inc.	4,202	122,614
Colgate-Palmolive Co.	6,240	545,438
ConAgra Foods, Inc.	5,230	134,986
Constellation Brands, Inc. Cl A*	2,295	47,782
Costco Wholesale Corp.	5,635	457,787
CVS Caremark Corp.	17,728	666,218
Dean Foods Co.*	2,410	29,571
Dr. Pepper Snapple Group, Inc.	2,890	121,178
Estee Lauder Cos., Inc. Cl A	1,483	155,997
General Mills, Inc.	8,262	307,512
Heinz (H.J.) Co.	4,161	221,698
Hershey Co.	1,940	110,289
Hormel Foods Corp.	1,780	53,062
J.M. Smucker Co.	1,525	116,571
Kellogg Co.	3,291	182,058
Kimberly-Clark Corp.	5,039	335,396
Kraft Foods, Inc. Cl A	22,549	794,401
Kroger Co.	7,726	191,605
Lorillard, Inc.	1,695	184,535
McCormick & Co., Inc.	1,676	83,079
Mead Johnson Nutrition Co.	2,646	178,737
Molson Coors Brewing Co. Cl B	2,085	93,283
PepsiCo, Inc.	20,723	1,459,521
Philip Morris Int’l., Inc.	23,002	1,535,844
Proctor & Gamble Co.	36,649	2,329,777
Reynolds American, Inc.	4,389	162,612
Safeway, Inc.	4,555	106,450
Sara Lee Corp.	7,449	141,457

SUPERVALU, Inc.	2,805	26,395
Sysco Corp.	7,521	234,505
Tyson Foods, Inc. Cl A	3,666	71,194
Wal-Mart Stores, Inc.	24,941	1,325,365
Walgreen Co.	11,566	491,092
Whole Foods Market, Inc.	1,901	120,618
		16,591,551
ENERGY (7.4%)
Alpha Natural Resources, Inc.*	4,466	202,935
Anadarko Petroleum Corp.	6,751	518,207
Apache Corp.	5,076	626,328
Baker Hughes, Inc.	5,964	432,748
Cabot Oil & Gas Corp.	1,315	87,198
Cameron International Corp.*	3,134	157,609
Chesapeake Energy Corp.	9,037	268,309
Chevron Corp.	26,543	2,729,677
ConocoPhillips	18,506	1,391,466
Consol Energy, Inc.	3,195	154,894
Denbury Resources, Inc.*	5,638	112,760
Devon Energy Corp.	5,770	454,734
Diamond Offshore Drilling, Inc.	929	65,411
El Paso Corp.	10,153	205,091
EOG Resources, Inc.	3,757	392,794
EQT Corp.	2,053	107,824
Exxon Mobil Corp.	65,449	5,326,235
FMC Technologies, Inc.*	3,233	144,806
Halliburton Co.	12,658	645,558
Helmerich & Payne, Inc.	1,452	96,006
Hess Corp.	4,148	310,104
Marathon Oil Corp.	9,289	489,345
Murphy Oil Corp.	2,631	172,751
Nabors Industries Ltd.*	4,102	101,073
National Oilwell Varco, Inc.	5,683	444,467
Newfield Exploration Co.*	1,862	126,653
Noble Drilling Corp.	3,393	133,718
Noble Energy, Inc.	2,410	216,008
Occidental Petroleum Corp.	10,834	1,127,169
Peabody Energy Corp.	3,652	215,139
Pioneer Natural Resources Co.	1,582	141,700
QEP Resources, Inc.	2,402	100,476
Range Resources Corp.	2,129	118,160
Rowan Cos., Inc.*	1,677	65,084
Schlumberger Ltd.	18,184	1,571,098
Southwestern Energy Co.*	4,703	201,665
Spectra Energy Corp.	8,625	236,411
Sunoco, Inc.	1,642	68,488
Tesoro Corp.*	1,880	43,071
Valero Energy Corp.	7,770	198,679
Williams Cos., Inc.	7,999	241,970
		20,443,819
FINANCIALS (8.6%)
ACE Ltd.	4,535	298,494
Aflac, Inc.	6,139	286,569
Allstate Corp.	6,883	210,138
American Express Co.	13,563	701,207
American Int’l. Group, Inc.*	5,912	173,340
Ameriprise Financial, Inc.	3,145	181,404
Aon Corp.	4,405	225,977
Apartment Investment & Management Co. Cl A	1,567	40,006
Assurant, Inc.	1,266	45,918
AvalonBay Communities, Inc.	1,154	148,174

Bank of America Corp.	135,140	1,481,134
Bank of New York Mellon Corp.	16,378	419,604
BB&T Corp.	9,105	244,378
Berkshire Hathaway, Inc. Cl B*	22,279	1,724,172
BlackRock, Inc.	1,249	239,571
Boston Properties, Inc.	1,862	197,670
Capital One Financial Corp.	6,151	317,822
CB Richard Ellis Group, Inc. Cl A*	3,915	98,306
Charles Schwab Corp.	13,229	217,617
Chubb Corp.	3,907	244,617
Cincinnati Financial Corp.	2,154	62,854
Citigroup, Inc.	38,158	1,588,899
CME Group, Inc.	856	249,601
Comerica, Inc.	2,300	79,511
Discover Financial Svcs.	6,965	186,314
E*Trade Financial Corp.*	3,343	46,133
Equity Residential	3,885	233,100
Federated Investors, Inc. Cl B	1,180	28,131
Fifth Third Bancorp	11,842	150,986
First Horizon National Corp.	3,301	31,492
Franklin Resources, Inc.	1,864	244,725
Genworth Financial, Inc. Cl A*	6,471	66,522
Goldman Sachs Group, Inc.	6,701	891,836
Hartford Financial Svcs. Group, Inc.	5,821	153,500
HCP, Inc.	5,051	185,321
Health Care REIT, Inc.	2,219	116,342
Host Hotels & Resorts, Inc.	8,929	151,347
Hudson City Bancorp, Inc.	6,900	56,511
Huntington Bancshares, Inc.	10,941	71,773
IntercontinentalExchange, Inc.*	953	118,849
Invesco Ltd.	6,079	142,249
Janus Capital Group, Inc.	2,475	23,364
JPMorgan Chase & Co.	52,489	2,148,900
KeyCorp	12,219	101,784
Kimco Realty Corp.	5,262	98,084
Legg Mason, Inc.	1,918	62,834
Leucadia National Corp.	2,639	89,990
Lincoln National Corp.	4,032	114,872
Loews Corp.	4,105	172,779
M&T Bank Corp.	1,602	140,896
Marsh & McLennan Cos., Inc.	7,124	222,198
Marshall & Ilsley Corp.	6,917	55,128
MetLife, Inc.	14,158	621,111
Moody’s Corp.	3,026	116,047
Morgan Stanley	20,306	467,241
Nasdaq OMX Group, Inc.*	1,980	50,094
Northern Trust Corp.	3,188	146,520
NYSE Euronext	3,564	122,138
People’s United Financial, Inc.	4,552	61,179
Plum Creek Timber Co., Inc.	2,105	85,337
PNC Financial Svcs. Grp., Inc.	7,051	420,310
Principal Financial Grp., Inc.	4,162	126,608
Progressive Corp.	8,515	182,051
ProLogis, Inc.	8,237	295,214
Prudential Financial, Inc.	6,415	407,930
Public Storage	1,854	211,375
Regions Financial Corp.	16,320	101,184
Simon Property Group, Inc.	3,762	437,257
SLM Corp.	6,865	115,401
State Street Corp.	6,520	293,987
SunTrust Banks, Inc.	6,903	178,097

T. Rowe Price Group, Inc.	3,374	203,587
Torchmark Corp.	1,015	65,102
Travelers Cos., Inc.	5,630	328,679
U.S. Bancorp	25,229	643,592
Unum Group	4,014	102,277
Ventas, Inc.	2,077	109,479
Vornado Realty Trust	2,141	199,498
Wells Fargo & Co.	67,088	1,882,489
Weyerhaeuser Co.	7,047	154,047
XL Group PLC	4,011	88,162
Zions Bancorporation	2,302	55,271
		23,854,207
HEALTH CARE (6.7%)
Abbott Laboratories	20,090	1,057,136
Aetna, Inc.	4,957	218,554
Agilent Technologies, Inc.*	4,645	237,406
Allergan, Inc.	3,901	324,758
AmerisourceBergen Corp.	3,596	148,874
Amgen, Inc.*	12,224	713,270
Bard (C.R.), Inc.	1,131	124,252
Baxter International, Inc.	7,417	442,721
Becton, Dickinson & Co.	2,870	247,308
Biogen Idec, Inc.*	3,065	327,710
Boston Scientific Corp.*	19,981	138,069
Bristol-Myers Squibb Co.	22,376	648,009
Cardinal Health, Inc.	4,525	205,526
CareFusion Corp.*	3,013	81,863
Celgene Corp.*	6,099	367,892
Cephalon, Inc.*	1,009	80,619
Cerner Corp.*	1,862	113,787
CIGNA Corp.	3,573	183,759
Coventry Health Care, Inc.*	1,954	71,262
Covidien PLC	6,637	353,288
DaVita, Inc.*	1,247	108,003
Dentsply International, Inc.	1,885	71,781
Edwards Lifesciences Corp.*	1,497	130,508
Express Scripts, Inc.*	7,063	381,261
Forest Laboratories, Inc.*	3,696	145,401
Gilead Sciences, Inc.*	10,554	437,041
Hospira, Inc.*	2,194	124,312
Humana, Inc.	2,228	179,443
Intuitive Surgical, Inc.*	504	187,543
Johnson & Johnson	35,847	2,384,542
Laboratory Corp. of America Hldgs.*	1,306	126,408
Life Technologies Corp.*	2,254	117,366
Lilly (Eli) & Co.	13,252	497,348
McKesson Corp.	3,340	279,391
Medco Health Solutions, Inc.*	5,358	302,834
Medtronic, Inc.	13,929	536,684
Merck & Co., Inc.	40,768	1,438,703
Mylan, Inc.*	5,753	141,927
Patterson Cos., Inc.	1,283	42,198
PerkinElmer, Inc.	1,467	39,477
Pfizer, Inc.	103,723	2,136,694
Quest Diagnostics, Inc.	2,006	118,555
St. Jude Medical, Inc.	4,398	209,697
Stryker Corp.	4,424	259,645
Tenet Healthcare Corp.*	5,984	37,340
Thermo Fisher Scientific, Inc.*	5,103	328,582
UnitedHealth Group, Inc.	14,100	727,278

Varian Medical Systems, Inc.*	1,523	106,640
Waters Corp.*	1,202	115,079
Watson Pharmaceuticals, Inc.*	1,646	113,130
WellPoint, Inc.	4,837	381,010
Zimmer Hldgs., Inc.*	2,549	161,097
		18,452,981
INDUSTRIALS (6.3%)
3M Co.	9,227	875,181
Avery Dennison Corp.	1,370	52,923
Boeing Co.	9,526	704,257
Caterpillar, Inc.	8,555	910,765
Cintas Corp.	1,609	53,145
CSX Corp.	14,332	375,785
Cummins, Inc.	2,560	264,934
Danaher Corp.	7,113	376,918
Deere & Co.	5,741	473,345
Donnelley (R.R.) & Sons Co.	2,531	49,633
Dover Corp.	2,389	161,974
Dun & Bradstreet Corp.	649	49,025
Eaton Corp.	4,350	223,808
Emerson Electric Co.	9,747	548,269
Equifax, Inc.	1,637	56,837
Expeditors Int’l. of Wash.	2,743	140,414
Fastenal Co.	3,668	132,011
FedEx Corp.	4,071	386,134
Flowserve Corp.	732	80,439
Fluor Corp.	2,336	151,046
General Dynamics Corp.	4,726	352,182
General Electric Co.	137,649	2,596,060
Goodrich Corp.	1,571	150,031
Grainger (W.W.), Inc.	743	114,162
Honeywell International, Inc.	10,270	611,989
Illinois Tool Works, Inc.	6,532	368,993
Ingersoll-Rand PLC	4,392	199,441
Iron Mountain, Inc.	2,558	87,202
ITT Corp.	2,392	140,961
Jacobs Engineering Group, Inc.*	1,711	74,001
Joy Global, Inc.	1,443	137,431
L-3 Communications Hldgs., Inc.	1,335	116,746
Lockheed Martin Corp.	3,610	292,302
Masco Corp.	4,686	56,373
Norfolk Southern Corp.	4,616	345,877
Northrop Grumman Corp.	3,706	257,011
Paccar, Inc.	4,631	236,598
Pall Corp.	1,504	84,570
Parker Hannifin Corp.	2,129	191,056
Pitney Bowes, Inc.	2,702	62,119
Precision Castparts Corp.	1,836	302,297
Quanta Services, Inc.*	2,840	57,368
Raytheon Co.	4,657	232,151
Republic Services, Inc.	3,893	120,099
Robert Half Int’l., Inc.	1,935	52,303
Robinson (C.H.) Worldwide, Inc.	2,108	166,195
Rockwell Automation, Inc.	1,854	160,853
Rockwell Collins, Inc.	1,972	121,653
Roper Industries, Inc.	1,232	102,626
Ryder System, Inc.	647	36,782
Snap-On, Inc.	741	46,298
Southwest Airlines Co.	10,401	118,779
Stericycle, Inc.*	1,102	98,210
Textron, Inc.	3,492	82,446

Tyco International Ltd.	6,126	302,808
Union Pacific Corp.	6,408	668,995
United Parcel Service, Inc. Cl B	12,796	933,212
United Technologies Corp.	11,716	1,036,983
Waste Management, Inc.	6,197	230,962
		17,412,968
INFORMATION TECHNOLOGY (10.2%)
Adobe Systems, Inc.*	6,834	214,929
Advanced Micro Devices, Inc.*	8,239	57,591
Akamai Technologies, Inc.*	2,498	78,612
Altera Corp.	4,322	200,325
Amphenol Corp. Cl A	2,366	127,740
Analog Devices, Inc.	4,070	159,300
Apple, Inc.*	12,321	4,135,785
Applied Materials, Inc.	17,557	228,417
Autodesk, Inc.*	3,224	124,446
Automatic Data Processing, Inc.	6,577	346,476
BMC Software, Inc.*	2,352	128,654
Broadcom Corp. Cl A*	6,600	222,024
CA, Inc.	5,005	114,314
Cisco Systems, Inc.	72,999	1,139,514
Citrix Systems, Inc.*	2,661	212,880
Cognizant Technology Solutions*	4,336	318,002
Computer Sciences Corp.	2,022	76,755
Compuware Corp.*	2,923	28,528
Corning, Inc.	21,214	385,034
Dell, Inc.*	20,791	346,586
eBay, Inc.*	15,676	505,865
Electronic Arts, Inc.*	4,500	106,200
EMC Corp.*	27,465	756,661
F5 Networks, Inc.*	1,145	126,236
Fidelity Nat’l. Information Svcs., Inc.	3,558	109,551
First Solar, Inc.*	695	91,928
Fiserv, Inc.*	1,913	119,811
FLIR Systems, Inc.	2,104	70,926
Google, Inc. Cl A*	3,439	1,741,441
Harris Corp.	1,716	77,323
Hewlett-Packard Co.	27,454	999,326
Int’l. Business Machines Corp.	15,870	2,722,496
Intel Corp.	70,290	1,557,626
Intuit, Inc.*	3,670	190,326
Jabil Circuit, Inc.	2,675	54,035
JDS Uniphase Corp.*	3,233	53,862
Juniper Networks, Inc.*	7,371	232,187
KLA-Tencor Corp.	2,310	93,509
Lexmark International, Inc. Cl A*	985	28,821
Linear Technology Corp.	3,012	99,456
LSI Corp.*	8,142	57,971
MasterCard, Inc.	1,241	373,963
MEMC Electronic Materials, Inc.*	3,068	26,170
Microchip Technology, Inc.	2,556	96,898
Micron Technology, Inc.*	12,324	92,184
Microsoft Corp.	95,508	2,483,208
Molex, Inc.	1,830	47,159
Monster Worldwide, Inc.*	1,718	25,186
Motorola Mobility Hldgs., Inc.*	3,695	81,438
Motorola Solutions, Inc.*	4,442	204,510
National Semiconductor Corp.	3,152	77,571
NetApp, Inc.*	4,781	252,341
Novellus Systems, Inc.*	1,210	43,729
Nvidia Corp.*	8,481	135,145

Oracle Corp.	50,973	1,677,521
Paychex, Inc.	4,257	130,775
QUALCOMM, Inc.	22,629	1,285,101
Red Hat, Inc.*	2,558	117,412
SAIC, Inc.*	3,636	61,158
Salesforce.com, inc.*	1,588	236,580
SanDisk Corp.*	3,264	135,456
Symantec Corp.*	9,898	195,189
Tellabs, Inc.	4,878	22,488
Teradata Corp.*	2,086	125,577
Teradyne, Inc.*	2,563	37,932
Texas Instruments, Inc.	15,760	517,401
Total System Services, Inc.	2,049	38,070
VeriSign, Inc.	2,287	76,523
Visa, Inc. Cl A	6,322	532,692
Western Digital Corp.*	3,092	112,487
Western Union Co.	8,201	164,266
Xerox Corp.	17,645	183,684
Xilinx, Inc.	3,530	128,739
Yahoo!, Inc.*	17,765	267,186
		28,427,208
MATERIALS (2.1%)
Air Products & Chemicals, Inc.	2,819	269,440
Airgas, Inc.	916	64,157
AK Steel Hldg. Corp.	1,618	25,500
Alcoa, Inc.	14,446	229,114
Allegheny Technologies, Inc.	1,477	93,745
Ball Corp.	2,220	85,381
Bemis Co., Inc.	1,445	48,812
CF Industries Hldgs., Inc.	1,059	150,029
Cliffs Natural Resources, Inc.	1,991	184,068
Dow Chemical Co.	15,711	565,596
Du Pont (E.I.) de Nemours & Co.	12,265	662,923
Eastman Chemical Co.	973	99,314
Ecolab, Inc.	3,045	171,677
FMC Corp.	934	80,343
Freeport-McMoRan Copper & Gold, Inc.	12,772	675,639
Int’l. Flavors & Fragrances, Inc.	1,059	68,030
International Paper Co.	6,107	182,111
MeadWestvaco Corp.	2,294	76,413
Monsanto Co.	7,344	532,734
Newmont Mining Corp.	6,548	353,396
Nucor Corp.	4,222	174,031
Owens-Illinois, Inc.*	2,514	64,886
PPG Industries, Inc.	2,063	187,300
Praxair, Inc.	3,959	429,116
Sealed Air Corp.	2,115	50,316
Sherwin-Williams Co.	1,135	95,192
Sigma-Aldrich Corp.	1,616	118,582
Titanium Metals Corp.	1,204	22,057
United States Steel Corp.	1,988	91,528
Vulcan Materials Co.	1,602	61,725
		5,913,155
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	5,161	270,075
AT&T, Inc.	76,639	2,407,231
CenturyLink, Inc.	7,967	322,106
Frontier Communications Corp.	13,149	106,112
MetroPCS Communications, Inc.*	3,519	60,562
Sprint Nextel Corp.*	40,234	216,861
Verizon Communications, Inc.	36,514	1,359,416

Windstream Corp.	6,552	84,914
		4,827,277
UTILITIES (1.9%)
AES Corp.*	8,685	110,647
Ameren Corp.	3,167	91,336
American Electric Power Co., Inc.	6,234	234,897
CenterPoint Energy, Inc.	5,605	108,457
CMS Energy Corp.	3,257	64,130
Consolidated Edison, Inc.	3,771	200,768
Constellation Energy Group, Inc.	2,652	100,670
Dominion Resources, Inc.	7,561	364,969
DTE Energy Co.	2,224	111,244
Duke Energy Corp.	17,023	320,543
Edison International	4,258	164,998
Entergy Corp.	2,285	156,020
Exelon Corp.	8,745	374,636
FirstEnergy Corp.	5,408	238,763
Integrys Energy Group, Inc.	1,026	53,188
NextEra Energy, Inc.	5,417	311,261
Nicor, Inc.	591	32,351
NiSource, Inc.	3,667	74,257
Northeast Utilities	2,277	80,082
NRG Energy, Inc.*	3,256	80,032
Oneok, Inc.	1,399	103,540
Pepco Hldgs., Inc.	2,921	57,339
PG&E Corp.	5,146	216,286
Pinnacle West Capital Corp.	1,422	63,393
PPL Corp.	7,504	208,836
Progress Energy, Inc.	3,784	181,670
Public Svc. Enterprise Group, Inc.	6,696	218,557
SCANA Corp.	1,485	58,464
Sempra Energy	3,116	164,774
Southern Co.	11,028	445,311
TECO Energy, Inc.	2,787	52,646
Wisconsin Energy Corp.	3,024	94,802
Xcel Energy, Inc.	6,268	152,312
		5,291,179
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $143,816,721) 57.1%		158,093,518

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.03	08/18/11	500,000	499,980
U.S. Treasury Bill (1)	AAA	0.05	09/08/11	1,100,000	1,099,979
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	500,000	499,962
					2,099,921
COMMERCIAL PAPER (1.1%)
General Electric Capital Corp.	A-1+	0.03	07/14/11	1,000,000	999,989
Toyota Motor Credit Corp.	A-1+	0.11	07/05/11	2,000,000	1,999,976
					2,999,965
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,099,812) 1.9%					5,099,886

TOTAL INDEXED ASSETS (Cost: $148,916,533) 59.0%					163,193,404

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.0%)
AFC Enterprises, Inc.*	11,401	187,546
Amazon.com, Inc.*	3,603	736,777
American Axle & Mfg. Hldgs., Inc.*	14,290	162,620
Bassett Furniture Industries, Inc.	23,740	187,071
California Pizza Kitchen, Inc.*	13,648	252,079
CPI Corp.	11,839	155,683
Darden Restaurants, Inc.	5,336	265,519
Deckers Outdoor Corp.*	835	73,597
Denny’s Corp.*	47,349	183,714
Dillard’s, Inc. Cl A	10,913	569,004
Discovery Communications, Inc. Cl A*	4,827	197,714
Disney (Walt) Co.	14,336	559,677
Express, Inc.	11,089	241,740
Ford Motor Co.*	54,179	747,128
G-III Apparel Group Ltd.*	4,781	164,849
Johnson Controls, Inc.	5,238	218,215
Lincoln Educational Svcs. Corp.	11,524	197,637
Maidenform Brands, Inc.*	4,753	131,468
OfficeMax, Inc.*	20,103	157,809
P.F. Chang’s China Bistro, Inc.	2,719	109,413
Pep Boys - Manny, Moe & Jack	37,674	411,777
Pinnacle Entertainment, Inc.*	18,100	269,690
Rent-A-Center, Inc.	13,162	402,231
Shutterfly, Inc.*	13,520	776,318
Sotheby’s	2,419	105,227
Staples, Inc.	12,773	201,813
Starbucks Corp.	21,172	836,082
Steve Madden Ltd.*	7,153	268,290
Target Corp.	3,975	186,467
Tenneco, Inc.*	4,246	187,121
Time Warner Cable, Inc.	5,357	418,060
Time Warner, Inc.	9,015	327,876
Tupperware Brands Corp.	2,764	186,432
Urban Outfitters, Inc.*	6,460	181,849
Vera Bradley, Inc.*	2,144	81,901
Viacom, Inc. Cl B	10,235	521,985
Wolverine World Wide, Inc.	7,360	307,280
		11,169,659
CONSUMER STAPLES (2.4%)
Darling International, Inc.*	10,874	192,470
Diamond Foods, Inc.	2,052	156,650
Dr. Pepper Snapple Group, Inc.	11,531	483,495
Estee Lauder Cos., Inc. Cl A	4,467	469,884
J.M. Smucker Co.	5,816	444,575
Lorillard, Inc.	3,084	335,755
PepsiCo, Inc.	9,829	692,256
Philip Morris Int’l., Inc.	11,507	768,322
Prestige Brands Hldgs., Inc.*	14,480	185,923
Proctor & Gamble Co.	15,945	1,013,624
Sara Lee Corp.	11,720	222,563
TreeHouse Foods, Inc.*	3,356	183,271
Tyson Foods, Inc. Cl A	24,583	477,402
Vector Group Ltd.	6,085	108,252
Wal-Mart Stores, Inc.	17,613	935,955
		6,670,397

ENERGY (4.1%)
Abraxas Petroleum Corp.*	31,675	121,315
Apache Corp.	4,731	583,758
Brigham Exploration Co.*	32,400	969,732
Chevron Corp.	6,326	650,566
ConocoPhillips	13,346	1,003,486
Energy XXI (Bermuda) Ltd.*	16,192	537,898
Exxon Mobil Corp.	25,539	2,078,364
Gasco Energy, Inc.*	269,090	59,657
Halliburton Co.	15,737	802,587
Hess Corp.	4,574	341,952
Houston American Energy Corp.	7,018	127,236
Lufkin Industries, Inc.	2,211	190,257
MarkWest Energy Partners LP	7,190	346,846
McMoRan Exploration Co.*	78,439	1,449,553
National Oilwell Varco, Inc.	7,079	553,649
Noble Energy, Inc.	6,057	542,889
Occidental Petroleum Corp.	7,449	774,994
Range Resources Corp.	3,971	220,391
		11,355,130
FINANCIALS (6.9%)
Aon Corp.	4,615	236,750
Ashford Hospitality Trust, Inc.	20,161	251,004
Aspen Insurance Hldgs. Ltd.	8,500	218,705
Associated Estates Realty Corp.	18,596	302,185
BancFirst Corp.	3,293	127,110
Bank of America Corp.	52,718	577,789
Bank of Marin Bancorp	2,155	76,222
Banner Corp.	3,757	65,748
BB&T Corp.	14,565	390,925
Berkshire Hathaway, Inc. Cl B*	8,795	680,645
Brookline Bancorp, Inc.	22,810	211,449
Bryn Mawr Bank Corp.	6,501	131,645
Capital One Financial Corp.	14,184	732,887
Cash America Int’l., Inc.	5,316	307,637
Chesapeake Lodging Trust	10,349	176,554
Citigroup, Inc.	13,874	577,713
Colonial Properties Trust	12,096	246,758
Dime Community Bancshares	10,807	157,134
EastGroup Properties, Inc.	4,440	188,744
Ellington Financial LLC	15,918	335,074
FelCor Lodging Trust, Inc.*	53,089	282,964
First Interstate BancSytem, Inc.	9,960	146,810
First Niagara Financial Group, Inc.	33,313	439,732
Flushing Financial Corp.	3,010	39,130
Forest City Enterprises, Inc. Cl A*	16,765	313,003
Franklin Resources, Inc.	1,841	241,705
Glacier Bancorp, Inc.	12,124	163,432
Goldman Sachs Group, Inc.	4,870	648,148
Hersha Hospitality Trust	9,144	50,932
Highwoods Properties, Inc.	7,518	249,071
IBERIABANK Corp.	2,755	158,798
Investors Bancorp, Inc.*	11,335	160,957
iShares Russell 2000 Growth Index Fund	6,590	625,062
JPMorgan Chase & Co.	31,400	1,285,516
KKR Financial Hldgs. LLC	8,031	78,784
Marlin Business Svcs. Corp.*	13,471	170,408
MB Financial, Inc.	8,017	154,247
Meadowbrook Insurance Group, Inc.	25,890	256,570
Medical Properties Trust, Inc.	3,267	37,571

MetLife, Inc.	14,386	631,114
Mid-America Apt. Communities, Inc.	5,911	398,815
National Retail Pptys., Inc.	6,709	164,438
NBH Hldgs. Co.†	16,887	303,966
Northwest Bancshares, Inc.	24,392	306,851
OneBeacon Insurance Group Ltd. Cl A	4,550	60,925
Pennsylvania REIT	16,734	262,724
PHH Corp.*	9,153	187,820
PNC Financial Svcs. Grp., Inc.	6,213	370,357
ProAssurance Corp.*	4,276	299,320
Prosperity Bancshares, Inc.	4,246	186,060
PS Business Parks, Inc.	2,234	123,093
S.Y. Bancorp, Inc.	12,390	288,068
SeaBright Hldgs., Inc.	25,315	250,619
Senior Housing Pptys. Trust	16,143	377,908
Signature Bank*	8,754	500,729
Simon Property Group, Inc.	5,117	594,749
Stifel Financial Corp.*	4,627	165,924
SVB Financial Group*	5,230	312,283
Symetra Financial Corp.	15,457	207,588
UMB Financial Corp.	3,800	159,144
Urstadt Biddle Properties Cl A	5,826	105,509
Wells Fargo & Co.	38,762	1,087,662
Westamerica Bancorporation	4,502	221,724
		19,062,908
HEALTH CARE (4.3%)
Abbott Laboratories	16,049	844,498
Abiomed, Inc.*	23,516	380,959
Acorda Therapeutics, Inc.*	5,415	174,959
Allied Healthcare Int’l., Inc.*	58,900	146,661
Alphatec Hldgs., Inc.*	63,469	220,872
Auxilium Pharmaceuticals, Inc.*	2,918	57,193
Bruker Corp.*	8,221	167,380
Celgene Corp.*	6,636	400,284
Conceptus, Inc.*	12,690	148,092
Cubist Pharmaceuticals, Inc.*	3,025	108,870
Cyberonics, Inc.*	11,265	314,857
DexCom, Inc.*	9,153	132,627
Emergent Biosolutions, Inc.*	6,470	145,899
Enzon Pharmaceuticals, Inc.*	50,332	505,837
Exelixis, Inc.*	12,623	113,102
Express Scripts, Inc.*	4,064	219,375
Gilead Sciences, Inc.*	12,283	508,639
HMS Hldgs. Corp.*	3,555	273,273
Human Genome Sciences, Inc.*	4,878	119,706
Insulet Corp.*	5,402	119,762
IPC The Hospitalist Co.*	8,030	372,191
Kindred Healthcare, Inc.*	3,028	65,001
McKesson Corp.	6,818	570,326
Medidata Solutions, Inc.*	21,845	521,440
Merck & Co., Inc.	21,999	776,345
Mylan, Inc.*	21,436	528,826
Neogen Corp.*	3,788	171,255
NuPathe, Inc.*	7,385	54,132
NxStage Medical, Inc.*	6,972	145,157
Onyx Pharmaceuticals, Inc.*	4,096	144,589
Optimer Pharmaceuticals, Inc.*	4,314	51,293
OSI Pharmaceuticals, Inc. - rights*	1,570	0
PAREXEL International Corp.*	4,323	101,850
Pfizer, Inc.	51,541	1,061,745

Salix Pharmaceuticals Ltd.*	9,950	396,309
Seattle Genetics, Inc.*	7,970	163,544
St. Jude Medical, Inc.	10,998	524,385
SXC Health Solutions Corp.*	3,194	188,190
Thoratec Corp.*	7,180	235,648
UnitedHealth Group, Inc.	9,910	511,158
WellPoint, Inc.	3,220	253,639
		11,939,868
INDUSTRIALS (5.3%)
Acco Brands Corp.*	18,453	144,856
Actuant Corp. Cl A	10,026	268,998
Alaska Air Group, Inc.*	3,457	236,666
Ameron International Corp.	4,797	315,067
Astec Industries, Inc.*	4,679	173,029
Astronics Corp.*	8,039	247,601
AZZ, Inc.	9,830	450,214
Belden, Inc.	3,428	119,500
Boeing Co.	10,566	781,144
Caterpillar, Inc.	5,671	603,735
Cenveo, Inc.*	7,765	49,696
CTPartners Executive Search, Inc.*	1,696	20,267
Cummins, Inc.	5,365	555,224
EMCOR Group, Inc.*	4,533	132,862
Encore Wire Corp.	11,415	276,471
EnPro Industries, Inc.*	3,591	172,619
Expeditors Int’l. of Wash.	9,856	504,529
FedEx Corp.	5,376	509,914
Force Protection, Inc.*	80,680	400,576
General Electric Co.	62,144	1,172,036
Genesee & Wyoming, Inc. Cl A*	11,358	666,033
Graham Corp.	6,979	142,372
Great Lakes Dredge & Dock Co.	17,082	95,318
Healthcare Svcs. Group, Inc.	8,766	142,448
Hub Group, Inc. Cl A*	4,670	175,872
Illinois Tool Works, Inc.	8,024	453,276
Insperity, Inc.	4,454	131,883
Kaydon Corp.	10,831	404,213
Meritor, Inc.*	6,660	106,826
Miller Industries, Inc.	15,918	297,507
Mueller Industries, Inc.	10,125	383,839
Old Dominion Freight Line, Inc.*	17,890	667,297
Orion Marine Group, Inc.*	7,841	73,784
Precision Castparts Corp.	4,211	693,341
Raven Industries, Inc.	5,875	327,296
RBC Bearings, Inc.*	5,205	196,541
Robbins & Myers, Inc.	7,145	377,613
Robert Half Int’l., Inc.	10,272	277,652
Roper Industries, Inc.	3,110	259,063
SFN Group, Inc.*	31,374	285,190
Sun Hydraulics Corp.	6,710	320,738
Teledyne Technologies, Inc.*	4,798	241,627
Tutor Perini Corp.	17,877	342,881
Union Pacific Corp.	3,758	392,335
Universal Forest Products, Inc.	2,651	63,518
		14,653,467
INFORMATION TECHNOLOGY (6.9%)
ADPT Corp.*	22,849	69,232
Adtran, Inc.	4,852	187,821
Anaren, Inc.*	5,758	122,358

Anixter International, Inc.	3,026	197,719
Apple, Inc.*	5,737	1,925,739
Automatic Data Processing, Inc.	6,413	337,837
Ceragon Networks Ltd.*	12,517	148,827
Cirrus Logic, Inc.*	14,853	236,163
Cisco Systems, Inc.	14,262	222,630
CommVault Systems, Inc.*	10,990	488,506
comScore, Inc.*	13,696	354,726
DemandTec, Inc.*	8,135	74,029
EMC Corp.*	15,865	437,081
Emulex Corp.*	20,891	179,663
Entropic Communications, Inc.*	20,692	183,952
F5 Networks, Inc.*	1,040	114,660
Forrester Research, Inc.	6,833	225,216
Google, Inc. Cl A*	1,687	854,263
Harris Corp.	2,288	103,097
Informatica Corp.*	11,934	697,304
Int’l. Business Machines Corp.	6,324	1,084,882
JDA Software Group, Inc.*	4,857	150,033
KLA-Tencor Corp.	7,349	297,488
Lattice Semiconductor Corp.*	30,125	196,415
Littelfuse, Inc.	2,209	129,712
LogMeIn, Inc.*	13,043	503,069
Mercury Computer Systems, Inc.*	13,882	259,316
Microsemi Corp.*	16,180	331,690
Microsoft Corp.	32,624	848,224
MKS Instruments, Inc.	12,687	335,191
NetApp, Inc.*	2,084	109,994
Netlogic Microsystems, Inc.*	9,512	384,475
Oracle Corp.	21,247	699,239
Parametric Technology Corp.*	22,560	517,301
Plexus Corp.*	12,319	428,824
QUALCOMM, Inc.	11,609	659,275
Rackspace Hosting, Inc.*	6,105	260,928
Red Hat, Inc.*	5,971	274,069
Responsys, Inc.*	8,558	151,733
Richardson Electronics Ltd.	25,302	343,854
RightNow Technologies, Inc.*	8,284	268,402
Rogers Corp.*	5,196	240,055
Salesforce.com, inc.*	4,512	672,198
Sapient Corp.*	9,601	144,303
Semtech Corp.*	6,272	171,476
Sourcefire, Inc.*	5,123	152,256
STEC, Inc.*	8,984	152,818
SuccessFactors, Inc.*	4,153	122,098
Super Micro Computer, Inc.*	13,627	219,258
Texas Instruments, Inc.	13,338	437,887
Tibco Software, Inc.*	28,968	840,651
TTM Technologies, Inc.*	12,154	194,707
Websense, Inc.*	12,568	326,391
Yahoo!, Inc.*	11,157	167,801
		19,236,836
MATERIALS (2.6%)
Allied Nevada Gold Corp.*	6,849	242,249
Ball Corp.	8,507	327,179
Boise, Inc.	45,341	353,206
Buckeye Technologies, Inc.	9,123	246,139
Commercial Metals Co.	11,535	165,527
Copper Mountain Mining Corp.*	24,960	194,309
Crown Hldgs., Inc.*	11,533	447,711

Dow Chemical Co.	11,438	411,768
Eastman Chemical Co.	6,160	628,751
Ferro Corp.*	8,036	108,004
FMC Corp.	4,898	421,326
Freeport-McMoRan Copper & Gold, Inc.	11,668	617,237
Hecla Mining Co.*	13,265	102,008
Innophos Hldgs., Inc.	13,412	654,506
Kaiser Aluminum Corp.	6,961	380,210
LSB Industries, Inc.*	3,365	144,426
Materion Corp.*	3,561	131,650
Silgan Hldgs., Inc.	17,899	733,322
Taseko Mines Ltd.*	13,425	66,588
Universal Stainless & Alloy Products, Inc.*	5,201	243,199
US Gold Corp.*	88,008	530,688
		7,150,003
TELECOMMUNICATION SERVICES (0.9%)
AboveNet, Inc.	2,374	167,272
Alaska Comm. Systems Group, Inc.	9,884	87,671
American Tower Corp. Cl A*	10,902	570,502
CenturyLink, Inc.	10,002	404,381
Consolidated Comms. Hldgs., Inc.	21,782	423,442
Verizon Communications, Inc.	19,851	739,053
		2,392,321
UTILITIES (1.1%)
Avista Corp.	11,578	297,439
Black Hills Corp.	5,534	166,518
Dominion Resources, Inc.	9,776	471,888
Edison International	5,654	219,093
Entergy Corp.	1,528	104,332
Idacorp, Inc.	6,155	243,123
Northwest Natural Gas Co.	7,256	327,463
PNM Resources, Inc.	12,831	214,791
PPL Corp.	6,269	174,466
Public Svc. Enterprise Group, Inc.	11,013	359,464
Sempra Energy	5,142	271,909
Unisource Energy Corp.	7,365	274,935
		3,125,421
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $86,071,575) 38.5%		106,756,010

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	152,650
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		152,650

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	AAA	0.08	08/26/11	500,000	499,938
COMMERCIAL PAPER (1.6%)
General Electric Capital Corp.	A-1+	0.03	07/14/11	1,000,000	999,989
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	2,100,000	2,099,813

Toyota Motor Credit Corp.	A-1+	0.11	07/05/11	1,400,000	1,399,983
					4,499,785
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,999,723) 1.8%					4,999,723

TOTAL ACTIVE ASSETS (Cost: $91,126,898) 40.4%					111,908,383

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,596,700) 0.6%					1,596,700

TOTAL INVESTMENTS (Cost: $241,640,131) 100.0%					276,698,487

OTHER NET ASSETS -0.0% (3)					(122,625)

NET ASSETS 100.0%					$276,575,862

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Bassett Furniture Industries, Inc.	193,067	1,521,368
CPI Corp.	131,346	1,727,200
Dillard’s, Inc. Cl A	120,915	6,304,508
Pep Boys - Manny, Moe & Jack	242,541	2,650,973
Rent-A-Center, Inc.	145,798	4,455,587
Shutterfly, Inc.*	51,196	2,939,674
Wolverine World Wide, Inc.	80,484	3,360,207
		22,959,517
CONSUMER STAPLES (1.0%)
Prestige Brands Hldgs., Inc.*	153,108	1,965,907
Vector Group Ltd.	56,116	998,304
		2,964,211
ENERGY (6.3%)
Brigham Exploration Co.*	177,057	5,299,316
Energy XXI (Bermuda) Ltd.*	69,784	2,318,224
Gasco Energy, Inc.*	2,138,110	474,019
Houston American Energy Corp.	78,095	1,415,862
MarkWest Energy Partners LP	30,986	1,494,765
McMoRan Exploration Co.*	420,303	7,767,195
		18,769,381
FINANCIALS (32.9%)
Ashford Hospitality Trust, Inc.	223,677	2,784,779
Aspen Insurance Hldgs. Ltd.	95,723	2,462,953
Associated Estates Realty Corp.	98,269	1,596,871
BancFirst Corp.	36,557	1,411,100
Bank of Marin Bancorp	23,912	845,767
Banner Corp.	40,417	707,298
Brookline Bancorp, Inc.	254,994	2,363,794
Bryn Mawr Bank Corp.	72,109	1,460,207
Cash America Int’l., Inc.	58,545	3,387,999
Chesapeake Lodging Trust	114,895	1,960,109
Colonial Properties Trust	133,963	2,732,845
Dime Community Bancshares	119,831	1,742,343
EastGroup Properties, Inc.	49,299	2,095,700
Ellington Financial LLC	176,181	3,708,610
FelCor Lodging Trust, Inc.*	588,067	3,134,397
First Interstate BancSytem, Inc.	110,722	1,632,042
First Niagara Financial Group, Inc.	372,438	4,916,182
Flushing Financial Corp.	33,420	434,460
Forest City Enterprises, Inc. Cl A*	185,447	3,462,295
Glacier Bancorp, Inc.	137,239	1,849,982
Hersha Hospitality Trust	101,319	564,347
Highwoods Properties, Inc.	82,762	2,741,905
IBERIABANK Corp.	30,519	1,759,115
Investors Bancorp, Inc.*	125,737	1,785,465
KKR Financial Hldgs. LLC	90,670	889,473
Marlin Business Svcs. Corp.*	128,034	1,619,630
MB Financial, Inc.	89,095	1,714,188
Meadowbrook Insurance Group, Inc.	284,977	2,824,122
Medical Properties Trust, Inc.	36,145	415,668
Mid-America Apt. Communities, Inc.	28,461	1,920,264
National Retail Pptys., Inc.	73,573	1,803,274
NBH Hldgs. Co.†	98,458	1,772,244
Northwest Bancshares, Inc.	150,143	1,888,799
Pennsylvania REIT	183,503	2,880,997
PHH Corp.*	100,371	2,059,613
ProAssurance Corp.*	47,058	3,294,060
Prosperity Bancshares, Inc.	47,083	2,063,177

S.Y. Bancorp, Inc.	84,989	1,975,994
SeaBright Hldgs., Inc.	268,014	2,653,339
Senior Housing Pptys. Trust	103,372	2,419,939
Signature Bank*	48,822	2,792,618
SVB Financial Group*	57,998	3,463,061
Symetra Financial Corp.	163,516	2,196,020
UMB Financial Corp.	42,166	1,765,912
Urstadt Biddle Properties Cl A	64,884	1,175,049
Westamerica Bancorporation	50,335	2,478,999
		97,607,005
HEALTH CARE (3.3%)
Abiomed, Inc.*	73,234	1,186,391
Allied Healthcare Int’l., Inc.*	482,613	1,201,706
Alphatec Hldgs., Inc.*	364,853	1,269,688
Conceptus, Inc.*	148,168	1,729,121
Enzon Pharmaceuticals, Inc.*	371,642	3,735,002
Kindred Healthcare, Inc.*	34,016	730,324
		9,852,232
INDUSTRIALS (15.3%)
Actuant Corp. Cl A	111,596	2,994,121
Alaska Air Group, Inc.*	38,270	2,619,964
Ameron International Corp.	52,613	3,455,622
AZZ, Inc.	43,550	1,994,590
Cenveo, Inc.*	86,137	551,277
EMCOR Group, Inc.*	49,773	1,458,847
Encore Wire Corp.	126,600	3,066,252
Force Protection, Inc.*	642,979	3,192,391
Genesee & Wyoming, Inc. Cl A*	75,690	4,438,462
Insperity, Inc.	49,375	1,461,994
Kaydon Corp.	77,208	2,881,403
Miller Industries, Inc.	173,800	3,248,322
Mueller Industries, Inc.	112,072	4,248,650
Old Dominion Freight Line, Inc.*	124,405	4,640,307
Orion Marine Group, Inc.*	87,002	818,689
SFN Group, Inc.*	150,236	1,365,645
Tutor Perini Corp.	111,263	2,134,024
Universal Forest Products, Inc.	29,499	706,796
		45,277,356
INFORMATION TECHNOLOGY (11.5%)
ADPT Corp.*	253,537	768,217
Anixter International, Inc.	33,810	2,209,145
Cirrus Logic, Inc.*	75,314	1,197,493
CommVault Systems, Inc.*	30,509	1,356,125
comScore, Inc.*	39,964	1,035,068
DemandTec, Inc.*	88,840	808,444
Emulex Corp.*	220,990	1,900,514
Informatica Corp.*	27,092	1,582,986
LogMeIn, Inc.*	38,770	1,495,359
Microsemi Corp.*	78,695	1,613,248
MKS Instruments, Inc.	65,269	1,724,407
Parametric Technology Corp.*	89,687	2,056,523
Plexus Corp.*	38,456	1,338,653
Richardson Electronics Ltd.	223,309	3,034,769
Semtech Corp.*	69,852	1,909,754
Super Micro Computer, Inc.*	40,012	643,793
Tibco Software, Inc.*	198,243	5,753,012
TTM Technologies, Inc.*	135,437	2,169,701
Websense, Inc.*	51,172	1,328,937
		33,926,148
MATERIALS (10.7%)
Boise, Inc.	479,500	3,735,305
Buckeye Technologies, Inc.	100,145	2,701,912

Commercial Metals Co.	127,737	1,833,026
Copper Mountain Mining Corp.*	198,900	1,548,397
Crown Hldgs., Inc.*	127,843	4,962,865
Hecla Mining Co.*	146,799	1,128,884
Innophos Hldgs., Inc.	67,160	3,277,408
Kaiser Aluminum Corp.	75,892	4,145,221
Silgan Hldgs., Inc.	149,949	6,143,411
Taseko Mines Ltd.*	148,970	738,891
US Gold Corp.*	225,793	1,361,532
		31,576,852
TELECOMMUNICATION SERVICES (1.1%)
Alaska Comm. Systems Group, Inc.	113,197	1,004,057
Consolidated Comms. Hldgs., Inc.	121,107	2,354,320
		3,358,377
UTILITIES (5.1%)
Avista Corp.	127,493	3,275,295
Black Hills Corp.	58,513	1,760,656
Idacorp, Inc.	67,739	2,675,691
Northwest Natural Gas Co.	45,577	2,056,890
PNM Resources, Inc.	140,275	2,348,204
Unisource Energy Corp.	81,661	3,048,405
		15,165,141
TOTAL COMMON STOCKS (Cost: $218,741,953) 94.9%		281,456,220

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,168,210
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.4%		1,168,210

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	AAA	0.07	08/04/11	1,300,000	1,299,914
FHLB	AAA	0.09	09/02/11	3,000,000	2,999,900
					4,299,814
COMMERCIAL PAPER (3.7%)
Cargill Global Fund PLC†	A-1	0.09	07/08/11	2,500,000	2,499,956
General Electric Capital Corp.	A-1+	0.03	07/14/11	4,000,000	3,999,957
Toyota Motor Credit Corp.	A-1+	0.11	07/14/11	3,000,000	2,999,881
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	1,500,000	1,499,867
					10,999,661
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,299,102) 5.2%					15,299,475

TOTAL INVESTMENTS (Cost: $234,466,555) 100.5%					297,923,905

OTHER NET ASSETS -0.5%					(1,443,012)

NET ASSETS 100.0%					$296,480,893

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
AFC Enterprises, Inc.*	129,953	2,137,727
American Axle & Mfg. Hldgs., Inc.*	167,118	1,901,803
California Pizza Kitchen, Inc.*	161,850	2,989,370
Deckers Outdoor Corp.*	8,757	771,842
Denny’s Corp.*	558,675	2,167,659
Express, Inc.	127,476	2,778,977
G-III Apparel Group Ltd.*	54,372	1,874,747
Lincoln Educational Svcs. Corp.	134,740	2,310,791
Maidenform Brands, Inc.*	56,189	1,554,188
OfficeMax, Inc.*	209,391	1,643,719
P.F. Chang’s China Bistro, Inc.	32,041	1,289,330
Pep Boys - Manny, Moe & Jack	153,820	1,681,253
Pinnacle Entertainment, Inc.*	205,980	3,069,102
Shutterfly, Inc.*	105,795	6,074,749
Sotheby’s	27,523	1,197,251
Steve Madden Ltd.*	79,102	2,967,116
Tenneco, Inc.*	49,498	2,181,377
Tupperware Brands Corp.	32,527	2,193,946
Vera Bradley, Inc.*	22,460	857,972
		41,642,919
CONSUMER STAPLES (2.3%)
Darling International, Inc.*	124,264	2,199,473
Diamond Foods, Inc.	23,494	1,793,532
TreeHouse Foods, Inc.*	38,603	2,108,110
Vector Group Ltd.	69,669	1,239,411
		7,340,526
ENERGY (7.2%)
Abraxas Petroleum Corp.*	363,691	1,392,937
Brigham Exploration Co.*	165,530	4,954,313
Energy XXI (Bermuda) Ltd.*	114,774	3,812,792
Lufkin Industries, Inc.	24,828	2,136,449
MarkWest Energy Partners LP	49,938	2,409,009
McMoRan Exploration Co.*	422,186	7,801,994
		22,507,494
FINANCIALS (6.9%)
Associated Estates Realty Corp.	101,014	1,641,478
iShares Russell 2000 Growth Index Fund	68,835	6,529,000
Mid-America Apt. Communities, Inc.	34,475	2,326,028
Northwest Bancshares, Inc.	113,225	1,424,371
OneBeacon Insurance Group Ltd. Cl A	47,175	631,673
PS Business Parks, Inc.	25,598	1,410,450
S.Y. Bancorp, Inc.	53,624	1,246,758
Senior Housing Pptys. Trust	77,447	1,813,034
Signature Bank*	48,950	2,799,940
Stifel Financial Corp.*	52,957	1,899,038
		21,721,770
HEALTH CARE (17.2%)
Abiomed, Inc.*	184,783	2,993,485
Acorda Therapeutics, Inc.*	62,306	2,013,107
Alphatec Hldgs., Inc.*	351,955	1,224,803
Auxilium Pharmaceuticals, Inc.*	33,458	655,777
Bruker Corp.*	93,593	1,905,553
Cubist Pharmaceuticals, Inc.*	31,450	1,131,886
Cyberonics, Inc.*	117,775	3,291,811

DexCom, Inc.*	105,127	1,523,290
Emergent Biosolutions, Inc.*	74,143	1,671,925
Enzon Pharmaceuticals, Inc.*	186,891	1,878,255
Exelixis, Inc.*	146,740	1,314,790
HMS Hldgs. Corp.*	40,612	3,121,844
Human Genome Sciences, Inc.*	55,543	1,363,025
Insulet Corp.*	63,388	1,405,312
IPC The Hospitalist Co.*	92,115	4,269,530
Medidata Solutions, Inc.*	228,676	5,458,496
Neogen Corp.*	44,928	2,031,195
NuPathe, Inc.*	84,202	617,201
NxStage Medical, Inc.*	80,121	1,668,119
Onyx Pharmaceuticals, Inc.*	46,928	1,656,558
Optimer Pharmaceuticals, Inc.*	49,435	587,782
PAREXEL International Corp.*	47,052	1,108,545
Salix Pharmaceuticals Ltd.*	114,455	4,558,743
Seattle Genetics, Inc.*	90,661	1,860,364
SXC Health Solutions Corp.*	36,499	2,150,521
Thoratec Corp.*	83,265	2,732,757
		54,194,674
INDUSTRIALS (15.0%)
Acco Brands Corp.*	205,357	1,612,052
Astec Industries, Inc.*	53,646	1,983,829
Astronics Corp.*	69,054	2,126,863
AZZ, Inc.	68,664	3,144,811
Belden, Inc.	39,291	1,369,684
CTPartners Executive Search, Inc.*	19,839	237,076
EnPro Industries, Inc.*	41,703	2,004,663
Genesee & Wyoming, Inc. Cl A*	52,559	3,082,060
Graham Corp.	79,569	1,623,208
Great Lakes Dredge & Dock Co.	194,481	1,085,204
Healthcare Svcs. Group, Inc.	99,771	1,621,279
Hub Group, Inc. Cl A*	53,463	2,013,417
Kaydon Corp.	42,888	1,600,580
Meritor, Inc.*	77,911	1,249,692
Old Dominion Freight Line, Inc.*	79,120	2,951,176
Raven Industries, Inc.	51,997	2,896,753
RBC Bearings, Inc.*	59,322	2,239,999
Robbins & Myers, Inc.	81,172	4,289,940
SFN Group, Inc.*	208,039	1,891,075
Sun Hydraulics Corp.	77,038	3,682,416
Teledyne Technologies, Inc.*	54,439	2,741,548
Tutor Perini Corp.	89,660	1,719,679
		47,167,004
INFORMATION TECHNOLOGY (24.8%)
Adtran, Inc.	56,913	2,203,102
Anaren, Inc.*	67,163	1,427,214
Ceragon Networks Ltd.*	142,422	1,693,398
Cirrus Logic, Inc.*	96,307	1,531,281
CommVault Systems, Inc.*	93,909	4,174,255
comScore, Inc.*	118,375	3,065,913
Entropic Communications, Inc.*	236,810	2,105,241
Forrester Research, Inc.	77,708	2,561,256
Informatica Corp.*	109,172	6,378,920
JDA Software Group, Inc.*	55,194	1,704,943
Lattice Semiconductor Corp.*	347,299	2,264,389
Littelfuse, Inc.	25,566	1,501,236
LogMeIn, Inc.*	109,415	4,220,137
Mercury Computer Systems, Inc.*	158,477	2,960,350

Microsemi Corp.*	102,943	2,110,332
MKS Instruments, Inc.	77,439	2,045,938
Netlogic Microsystems, Inc.*	109,459	4,424,333
Parametric Technology Corp.*	167,487	3,840,477
Plexus Corp.*	94,997	3,306,846
Rackspace Hosting, Inc.*	69,432	2,967,524
Responsys, Inc.*	69,678	1,235,391
RightNow Technologies, Inc.*	94,422	3,059,273
Rogers Corp.*	59,985	2,771,307
Sapient Corp.*	109,999	1,653,285
Sourcefire, Inc.*	58,721	1,745,188
STEC, Inc.*	103,828	1,766,114
SuccessFactors, Inc.*	46,762	1,374,803
Super Micro Computer, Inc.*	117,658	1,893,117
Tibco Software, Inc.*	129,353	3,753,824
Websense, Inc.*	89,597	2,326,834
		78,066,221
MATERIALS (6.6%)
Allied Nevada Gold Corp.*	77,845	2,753,378
Ferro Corp.*	91,518	1,230,002
Innophos Hldgs., Inc.	84,877	4,141,998
LSB Industries, Inc.*	39,350	1,688,902
Materion Corp.*	40,509	1,497,618
Silgan Hldgs., Inc.	49,188	2,015,232
Universal Stainless & Alloy Products, Inc.*	59,134	2,765,106
US Gold Corp.*	779,478	4,700,252
		20,792,488
TELECOMMUNICATION SERVICES (1.3%)
AboveNet, Inc.	24,800	1,747,408
Consolidated Comms. Hldgs., Inc.	123,164	2,394,308
		4,141,716
UTILITIES (0.5%)
Northwest Natural Gas Co.	34,103	1,539,068

TOTAL COMMON STOCKS (Cost: $216,626,279) 95.1%		299,113,880

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (8.5%)
Chevron Corp.	A-1+	0.02	07/11/11	7,000,000	6,999,961
General Electric Capital Corp.	A-1+	0.03	07/14/11	6,000,000	5,999,935
Illinois Tool Works, Inc.†	A-1	0.11	07/14/11	1,725,000	1,724,931
NSTAR†	A-1	0.03	07/01/11	5,000,000	5,000,000
Toyota Motor Credit Corp.	A-1+	0.11	07/14/11	3,000,000	2,999,881
Toyota Motor Credit Corp.	A-1+	0.12	07/13/11	4,000,000	3,999,840
					26,724,548
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,724,548) 8.5%					26,724,548

TOTAL INVESTMENTS (Cost: $243,350,827) 103.6%					325,838,428

OTHER NET ASSETS -3.6%					(11,337,817)

NET ASSETS 100.0%					$314,500,611

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION -  MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.0%)
Cablevision Systems Corp. Cl A	10,405	376,765
CBS Corp. Cl B	19,823	564,757
Discovery Communications, Inc. Cl A*	6,026	246,825
Discovery Communications, Inc. Cl C*	5,945	217,290
DreamWorks Animation SKG Cl A*	7,129	143,293
Lamar Advertising Co. Cl A*	9,754	266,967
Newell Rubbermaid, Inc.	26,786	422,683
Penney (J.C.) Co., Inc.	11,595	400,491
Rent-A-Center, Inc.	12,521	382,642
Shutterfly, Inc.*	7,310	419,740
V.F. Corp.	10,322	1,120,556
Whirlpool Corp.	6,068	493,450
		5,055,459
CONSUMER STAPLES (5.1%)
ConAgra Foods, Inc.	32,633	842,258
Dr. Pepper Snapple Group, Inc.	18,290	766,900
J.M. Smucker Co.	7,040	538,138
Molson Coors Brewing Co. Cl B	9,596	429,325
Vector Group Ltd.	16,231	288,749
		2,865,370
ENERGY (7.8%)
Arch Coal, Inc.	10,851	289,288
Atwood Oceanics, Inc.*	13,380	590,459
McMoRan Exploration Co.*	55,882	1,032,699
Noble Energy, Inc.	8,725	782,022
Range Resources Corp.	10,621	589,466
Spectra Energy Corp.	18,186	498,478
Unit Corp.*	9,972	607,594
		4,390,006
FINANCIALS (25.8%)
American Financial Group, Inc.	23,401	835,182
Ameriprise Financial, Inc.	16,144	931,186
Annaly Capital Mgmt., Inc.	17,900	322,916
Aon Corp.	13,623	698,860
Associated Banc-Corp.	36,404	506,016
Assurant, Inc.	3,679	133,437
BOK Financial Corp.	12,306	674,000
Boston Properties, Inc.	6,058	643,117
City National Corp.	4,682	253,999
Cullen/Frost Bankers, Inc.	6,131	348,547
Developers Diversified Realty Corp.	12,752	179,803
Discover Financial Svcs.	6,265	167,589
Equity Residential	17,622	1,057,320
Everest Re Group Ltd.	5,907	482,897
Fulton Financial Corp.	41,368	443,051
Genworth Financial, Inc. Cl A*	17,885	183,858
HCC Insurance Hldgs., Inc.	5,270	166,005
Host Hotels & Resorts, Inc.	35,760	606,132
Legg Mason, Inc.	15,970	523,177
M&T Bank Corp.	2,848	250,482
Marsh & McLennan Cos., Inc.	12,864	401,228
National Retail Pptys., Inc.	17,093	418,949
People’s United Financial, Inc.	42,023	564,789
Principal Financial Grp., Inc.	6,976	212,210
ProLogis, Inc.	15,030	538,675

Progressive Corp.	18,618	398,053
Public Storage	5,302	604,481
Reinsurance Grp. of America, Inc.	8,980	546,523
StanCorp Financial Group, Inc.	13,389	564,882
Vornado Realty Trust	10,209	951,275
		14,608,639
HEALTH CARE (6.8%)
AmerisourceBergen Corp.	18,305	757,827
CIGNA Corp.	11,911	612,583
Hospira, Inc.*	9,674	548,129
Humana, Inc.	3,980	320,549
Mednax, Inc.*	6,570	474,288
Mettler-Toledo Int’l., Inc.*	5,191	875,566
Mylan, Inc.*	9,239	227,926
		3,816,868
INDUSTRIALS (10.4%)
Flowserve Corp.	3,023	332,197
General Cable Corp.*	12,211	519,944
ITT Corp.	5,143	303,077
Joy Global, Inc.	8,515	810,969
Kirby Corp.*	14,332	812,194
L-3 Communications Hldgs., Inc.	3,475	303,889
Lincoln Electric Hldgs., Inc.	12,450	446,333
Oshkosh Corp.*	15,991	462,780
Precision Castparts Corp.	6,080	1,001,072
Shaw Group, Inc.*	17,661	533,539
Timken Co.	7,097	357,689
		5,883,683
INFORMATION TECHNOLOGY (7.3%)
Amdocs Ltd.*	14,072	427,648
Coherent, Inc.*	10,170	562,096
Harris Corp.	7,076	318,845
NCR Corp.*	24,712	466,810
Tech Data Corp.*	11,900	581,791
Teradata Corp.*	13,026	784,165
Tibco Software, Inc.*	19,740	572,855
Xerox Corp.	38,042	396,017
		4,110,227
MATERIALS (8.9%)
Agnico-Eagle Mines Ltd.	7,619	480,987
Crown Hldgs., Inc.*	43,896	1,704,042
Cytec Industries, Inc.	13,998	800,546
Eastman Chemical Co.	7,613	777,059
Sonoco Products Co.	22,460	798,228
Steel Dynamics, Inc.	14,364	233,415
Walter Energy, Inc.	2,030	235,074
		5,029,351
TELECOMMUNICATION SERVICES (1.9%)
CenturyLink, Inc.	14,595	590,076
Windstream Corp.	36,802	476,954
		1,067,030
UTILITIES (11.3%)
Ameren Corp.	22,774	656,802
Atmos Energy Corp.	18,857	626,995
Edison International	19,188	743,535
Entergy Corp.	6,518	445,049
FirstEnergy Corp.	20,317	896,996

GenOn Energy, Inc.*	134,913	520,764
Great Plains Energy, Inc.	28,570	592,256
Integrys Energy Group, Inc.	11,119	576,409
ITC Hldgs. Corp.	10,037	720,355
NV Energy, Inc.	41,978	644,362
		6,423,523
TOTAL COMMON STOCKS (Cost: $45,783,016) 94.3%		53,250,156

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.6%)
General Electric Capital Svcs.	A-1+	0.07	08/09/11	1,300,000	1,299,901
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	1,300,000	1,299,885
					2,599,786
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,599,786) 4.6%					2,599,786

TOTAL INVESTMENTS (Cost: $48,382,802) 98.9%					55,849,942

OTHER NET ASSETS 1.1%					638,485

NET ASSETS 100.0%					$56,488,427

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
99 Cents Only Stores*	21,233	429,756
Aaron’s, Inc.	32,251	911,413
Advance Auto Parts, Inc.	34,764	2,033,346
Aeropostale, Inc.*	36,673	641,778
AMC Networks, Inc. Cl A*	25,114	1,092,459
American Eagle Outfitters, Inc.	89,792	1,144,848
American Greetings Corp. Cl A	17,877	429,763
ANN, Inc.*	23,379	610,192
Ascena Retail Group, Inc.*	30,090	1,024,565
Bally Technologies, Inc.*	18,100	736,308
Barnes & Noble, Inc.	17,264	286,237
Bob Evans Farms, Inc.	13,264	463,842
BorgWarner, Inc.*	47,065	3,802,381
Brinker International, Inc.	38,049	930,679
Career Education Corp.*	29,856	631,454
Cheesecake Factory, Inc.*	26,722	838,269
Chico’s FAS, Inc.	75,457	1,149,210
Collective Brands, Inc.*	26,964	396,101
Deckers Outdoor Corp.*	17,213	1,517,154
Dick’s Sporting Goods, Inc.*	41,291	1,587,639
Dollar Tree, Inc.*	54,804	3,651,042
DreamWorks Animation SKG Cl A*	32,467	652,587
Eastman Kodak Co.*	120,050	429,779
Foot Locker, Inc.	67,213	1,596,981
Fossil, Inc.*	22,442	2,641,872
Gentex Corp.	61,674	1,864,405
Guess?, Inc.	28,492	1,198,374
Hanesbrands, Inc.*	43,652	1,246,265
International Speedway Corp. Cl A	13,623	387,029
ITT Educational Svcs., Inc.*	11,273	882,000
KB Home	30,873	301,938
Lamar Advertising Co. Cl A*	26,164	716,109
Life Time Fitness, Inc.*	18,362	732,827
LKQ Corp.*	64,617	1,685,858
Matthews International Corp. Cl A	13,453	540,138
MDC Hldgs., Inc.	16,941	417,426
Meredith Corp.	16,119	501,784
Mohawk Industries, Inc.*	26,221	1,572,998
New York Times Co. Cl A*	53,174	463,677
NVR, Inc.*	2,650	1,922,522
Office Depot, Inc.*	114,260	482,177
Panera Bread Co. Cl A*	13,659	1,716,390
PetSmart, Inc.	51,844	2,352,162
Phillips-Van Heusen Corp.	30,466	1,994,609
Polaris Industries, Inc.	15,582	1,732,251
RadioShack Corp.	5,121	68,161
Regis Corp.	26,658	408,401
Rent-A-Center, Inc.	28,421	868,546
Ryland Group, Inc.	19,474	321,905
Saks, Inc.*	73,541	821,453
Scholastic Corp.	10,732	285,471
Scientific Games Corp. Cl A*	27,089	280,100

Service Corp. International	109,469	1,278,598
Sotheby’s	30,474	1,325,619
Strayer Education, Inc.	5,985	756,444
The Warnaco Group, Inc.*	19,085	997,191
Thor Industries, Inc.	20,463	590,153
Timberland Co.*	12,574	540,305
Toll Brothers, Inc.*	66,627	1,381,844
Tractor Supply Co.	31,647	2,116,551
Tupperware Brands Corp.	28,386	1,914,636
Under Armour, Inc. Cl A*	15,427	1,192,661
Wendy’s/Arby’s Group, Inc. Cl A	134,217	680,480
Wiley (John) & Sons, Inc. Cl A	21,205	1,102,872
Williams-Sonoma, Inc.	50,889	1,856,940
WMS Industries, Inc.*	24,789	761,518
		71,890,443
CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club, Inc.*	25,299	1,273,805
Church & Dwight Co., Inc.	64,704	2,623,100
Corn Products Int’l., Inc.	35,438	1,959,013
Energizer Hldgs., Inc.*	31,889	2,307,488
Flowers Foods, Inc.	50,916	1,122,189
Green Mountain Coffee Roasters, Inc.*	52,720	4,705,787
Hansen Natural Corp.*	31,170	2,523,212
Lancaster Colony Corp.	8,438	513,199
Ralcorp Hldgs., Inc.*	25,084	2,171,773
Ruddick Corp.	18,798	818,465
Smithfield Foods, Inc.*	66,487	1,454,071
Tootsie Roll Industries, Inc.	11,169	326,805
Universal Corp.	10,540	397,042
		22,195,949
ENERGY (7.4%)
Arch Coal, Inc.	101,695	2,711,189
Atwood Oceanics, Inc.*	26,514	1,170,063
Bill Barrett Corp.*	21,519	997,406
CARBO Ceramics, Inc.	8,851	1,442,270
Cimarex Energy Co.	40,850	3,673,232
Comstock Resources, Inc.*	22,757	655,174
Dresser-Rand Group, Inc.*	37,619	2,022,021
Dril-Quip, Inc.*	16,706	1,133,168
Energen Corp.	34,396	1,943,374
Exterran Hldgs., Inc.*	29,362	582,248
Forest Oil Corp.*	53,649	1,432,965
Helix Energy Solutions Group*	51,427	851,631
Holly Corp.	47,858	3,321,345
Northern Oil and Gas, Inc.*	25,376	562,078
Oceaneering Int’l., Inc.	51,074	2,068,497
Oil States International, Inc.*	24,459	1,954,519
Overseas Shipholding Group, Inc.	11,358	305,985
Patriot Coal Corp.*	46,119	1,026,609
Patterson-UTI Energy, Inc.	74,846	2,365,882
Plains Exploration & Production Co.*	67,358	2,567,687
Quicksilver Resources, Inc.*	54,262	800,907
SM Energy Co.	30,321	2,227,987
Southern Union Co.	49,154	1,973,533
Superior Energy Services, Inc.*	36,902	1,370,540
Tidewater, Inc.	23,804	1,280,893

Unit Corp.*	18,844	1,148,165
		41,589,368
FINANCIALS (18.2%)
Affiliated Managers Group, Inc.*	23,749	2,409,336
Alexandria Real Estate Equities, Inc.	27,823	2,154,057
American Financial Group, Inc.	34,181	1,219,920
Apollo Investment Corp.	93,305	952,644
Aspen Insurance Hldgs. Ltd.	33,145	852,821
Associated Banc-Corp.	77,413	1,076,041
Astoria Financial Corp.	39,134	500,524
BancorpSouth, Inc.	33,631	417,361
Bank of Hawaii Corp.	21,855	1,016,695
Berkley (W.R.) Corp.	52,862	1,714,843
BRE Properties, Inc.	33,507	1,671,329
Brown & Brown, Inc.	53,722	1,378,507
Camden Property Trust	31,823	2,024,579
Cathay General Bancorp	34,770	569,880
City National Corp.	21,464	1,164,422
Commerce Bancshares, Inc.	34,756	1,494,508
Corporate Office Pptys. Trust	32,659	1,016,021
Cousins Properties, Inc.	47,067	401,952
Cullen/Frost Bankers, Inc.	27,292	1,551,550
Duke Realty Corp.	114,793	1,608,250
East West Bancorp, Inc.	64,152	1,296,512
Eaton Vance Corp.	53,949	1,630,878
Equity One, Inc.	28,465	530,588
Essex Property Trust, Inc.	14,894	2,015,009
Everest Re Group Ltd.	25,145	2,055,604
Federal Realty Investment Trust	27,351	2,329,758
Fidelity Nat’l. Financial, Inc. Cl A	102,733	1,617,017
First American Financial Corp.	49,324	771,921
First Niagara Financial Group, Inc.	139,618	1,842,958
FirstMerit Corp.	48,942	808,032
Fulton Financial Corp.	88,475	947,567
Gallagher (Arthur J.) & Co.	50,535	1,442,269
Greenhill & Co., Inc.	10,981	590,997
Hancock Hldg. Co.	36,958	1,144,959
Hanover Insurance Group, Inc.	21,582	813,857
HCC Insurance Hldgs., Inc.	51,921	1,635,512
Highwoods Properties, Inc.	33,609	1,113,466
Hospitality Properties Trust	53,084	1,287,287
International Bancshares Corp.	23,660	395,832
Jefferies Group, Inc.	64,384	1,313,434
Jones Lang LaSalle, Inc.	19,592	1,847,526
Liberty Property Trust	52,423	1,707,941
Mack-Cali Realty Corp.	39,865	1,313,153
Mercury General Corp.	16,394	647,399
MSCI, Inc. Cl A*	54,671	2,060,003
Nationwide Health Pptys., Inc.	56,365	2,334,075
New York Community Bancorp, Inc.	194,797	2,920,007
Old Republic Int’l. Corp.	116,473	1,368,558
OMEGA Healthcare Investors, Inc.	43,310	909,943
Potlatch Corp.	18,178	641,138
Prosperity Bancshares, Inc.	20,856	913,910
Protective Life Corp.	38,945	900,798
Raymond James Financial, Inc.	46,663	1,500,215

Rayonier, Inc.	36,963	2,415,532
Realty Income Corp.	56,228	1,883,076
Regency Centers Corp.	40,670	1,788,260
Reinsurance Grp. of America, Inc.	33,340	2,029,072
SEI Investments Co.	66,262	1,491,558
Senior Housing Pptys. Trust	63,686	1,490,889
SL Green Realty Corp	36,991	3,065,444
StanCorp Financial Group, Inc.	20,408	861,014
SVB Financial Group*	19,240	1,148,820
Synovus Financial Corp.	331,467	689,451
Taubman Centers, Inc.	25,116	1,486,867
TCF Financial Corp.	72,105	995,049
The Macerich Co.	59,230	3,168,805
Transatlantic Hldgs., Inc.	25,995	1,274,015
Trustmark Corp.	25,447	595,714
UDR, Inc.	86,596	2,125,932
Unitrin, Inc.	21,955	651,405
Valley National Bancorp	76,215	1,037,286
Waddell & Reed Financial, Inc. Cl A	39,342	1,430,082
Washington Federal, Inc.	49,281	809,687
Webster Financial Corp.	32,497	683,087
Weingarten Realty Investors	53,859	1,355,092
Westamerica Bancorporation	13,032	641,826
		102,961,326
HEALTH CARE (10.6%)
Allscripts Healthcare Solutions, Inc.*	90,791	1,763,161
Bio-Rad Laboratories, Inc. Cl A*	8,998	1,074,001
Catalyst Health Solutions, Inc.*	21,978	1,226,812
Charles River Laboratories Int’l., Inc.*	23,412	951,698
Community Health Systems, Inc.*	44,269	1,136,828
Cooper Companies, Inc.	21,551	1,707,701
Covance, Inc.*	27,752	1,647,636
Endo Pharmaceuticals Hldgs., Inc.*	54,262	2,179,705
Gen-Probe, Inc.*	22,814	1,577,588
Health Management Associates, Inc. Cl A*	114,557	1,234,924
Health Net, Inc.*	42,241	1,355,514
Hill-Rom Hldgs., Inc.	28,843	1,327,932
Hologic, Inc.*	121,366	2,447,952
IDEXX Laboratories, Inc.*	25,873	2,006,710
Immucor, Inc.*	32,066	654,788
Kindred Healthcare, Inc.*	25,281	542,783
Kinetic Concepts, Inc.*	28,431	1,638,479
LifePoint Hospitals, Inc.*	23,747	928,033
Lincare Hldgs., Inc.	41,139	1,204,139
Masimo Corp.	26,011	772,006
Medicis Pharmaceutical Corp. Cl A	27,579	1,052,690
Mednax, Inc.*	21,737	1,569,194
Mettler-Toledo Int’l., Inc.*	14,728	2,484,172
Omnicare, Inc.	52,205	1,664,817
Owens & Minor, Inc.	28,537	984,241
Perrigo Co.	37,962	3,335,721
Pharmaceutical Product Development, Inc.	53,050	1,423,862
ResMed, Inc.*	68,827	2,130,196
Schein (Henry), Inc.*	41,375	2,962,036
Steris Corp.	27,508	962,230
Techne Corp.	17,112	1,426,627

Teleflex, Inc.	18,300	1,117,398
Thoratec Corp.*	26,943	884,269
United Therapeutics Corp.*	24,813	1,367,196
Universal Health Svcs., Inc. Cl B	44,553	2,295,816
VCA Antech, Inc.*	40,168	851,562
Vertex Pharmaceuticals, Inc.*	101,743	5,289,622
WellCare Health Plans, Inc.*	19,565	1,005,837
		60,185,876
INDUSTRIALS (14.9%)
Acuity Brands, Inc.	19,742	1,101,209
Aecom Technology Corp.*	54,351	1,485,956
AGCO Corp.*	45,405	2,241,191
Alaska Air Group, Inc.*	15,400	1,054,284
Alexander & Baldwin, Inc.	18,780	904,445
Alliant TechSystems, Inc.	15,456	1,102,476
AMETEK, Inc.	74,479	3,344,107
BE Aerospace, Inc.*	45,937	1,874,689
Bucyrus International, Inc.	37,446	3,432,300
Carlisle Cos., Inc.	27,579	1,357,714
Clean Harbors, Inc.*	10,599	1,094,347
Con-way, Inc.	25,310	982,281
Copart, Inc.*	26,630	1,240,958
Corporate Executive Board Co.	15,124	660,163
Corrections Corp. of America*	48,702	1,054,398
Crane Co.	20,729	1,024,220
Deluxe Corp.	23,406	578,362
Donaldson Co., Inc.	34,537	2,095,705
FTI Consulting, Inc.*	19,373	735,012
Gardner Denver, Inc.	24,239	2,037,288
GATX Corp.	20,929	776,884
Graco, Inc.	27,680	1,402,269
Granite Construction, Inc.	15,197	372,782
Harsco Corp.	36,572	1,192,247
HNI Corp.	19,292	484,615
Hubbell, Inc. Cl B	27,789	1,804,896
Hunt (J.B.) Transport Svcs., Inc.	38,017	1,790,221
Huntington Ingalls Industries, Inc.*	22,487	775,802
IDEX Corp.	37,486	1,718,733
JetBlue Airways Corp*	87,875	536,038
Kansas City Southern*	49,530	2,938,615
KBR, Inc.	71,137	2,681,154
Kennametal, Inc.	36,897	1,557,422
Kirby Corp.*	22,875	1,296,326
Korn/Ferry International*	20,355	447,606
Landstar System, Inc.	21,210	985,841
Lennox International, Inc.	20,515	883,581
Lincoln Electric Hldgs., Inc.	38,556	1,382,233
Manpower, Inc.	38,908	2,087,414
Miller (Herman), Inc.	24,056	654,804
Mine Safety Appliances Co.	13,480	503,343
MSC Industrial Direct Co., Inc. Cl A	20,799	1,379,182
Nordson Corp.	30,197	1,656,305
Oshkosh Corp.*	40,971	1,185,701
Pentair, Inc.	44,200	1,783,912
Regal-Beloit Corp.	17,777	1,186,970
Rollins, Inc.	28,307	576,897

Shaw Group, Inc.*	34,017	1,027,654
SPX Corp.	22,754	1,880,846
Terex Corp.*	47,867	1,361,816
The Brink’s Co.	21,835	651,338
Thomas & Betts Corp.*	23,399	1,260,036
Timken Co.	36,937	1,861,625
Towers Watson & Co. Cl A	19,462	1,278,848
Trinity Industries, Inc.	35,922	1,252,959
Triumph Group, Inc.	8,505	846,928
United Rentals, Inc.*	27,298	693,369
URS Corp.*	35,434	1,585,317
UTI Worldwide, Inc.	46,630	918,145
Valmont Industries, Inc.	10,274	990,311
Wabtec Corp.	22,029	1,447,746
Waste Connections, Inc.	51,303	1,627,844
Watsco, Inc.	12,710	864,153
Werner Enterprises, Inc.	20,008	501,200
Woodward, Inc.	26,568	926,160
		84,419,193
INFORMATION TECHNOLOGY (15.8%)
ACI Worldwide, Inc.*	15,421	520,767
Acxiom Corp.*	36,974	484,729
Adtran, Inc.	30,421	1,177,597
Advent Software, Inc.*	14,829	417,733
Alliance Data Systems Corp.*	22,837	2,148,277
ANSYS, Inc.*	41,245	2,254,864
AOL, Inc.*	46,304	919,597
Arrow Electronics, Inc.*	56,490	2,344,335
Atmel Corp.*	225,646	3,174,839
Avnet, Inc.*	73,475	2,342,383
Broadridge Financial Solutions, Inc.	54,615	1,314,583
Cadence Design Systems, Inc.*	123,223	1,301,235
Ciena Corp.*	49,193	904,167
Concur Technologies, Inc.*	20,821	1,042,507
Convergys Corp.*	54,845	748,086
CoreLogic, Inc.*	50,555	844,774
Cree, Inc.*	56,182	1,887,153
Cypress Semiconductor Corp.*	83,117	1,757,093
Diebold, Inc.	30,549	947,324
Digital River, Inc.*	18,283	587,981
DST Systems, Inc.	15,307	808,210
Equinix, Inc.*	21,558	2,177,789
FactSet Research Systems, Inc.	22,481	2,300,256
Fair Isaac Corp.	17,944	541,909
Fairchild Semiconductor Int’l., Inc.*	61,782	1,032,377
Gartner, Inc.*	38,493	1,550,883
Global Payments, Inc.	36,645	1,868,895
Henry (Jack) & Associates, Inc.	39,740	1,192,597
Informatica Corp.*	48,744	2,848,112
Ingram Micro, Inc. Cl A*	73,406	1,331,585
Integrated Device Technology, Inc.*	71,680	563,405
International Rectifier Corp.*	33,196	928,492
Intersil Corp. Cl A	61,399	788,977
Itron, Inc.*	18,715	901,314
Lam Research Corp.*	59,888	2,651,841
Lender Processing Svcs., Inc.	45,931	960,417

ManTech International Corp. Cl A	10,167	451,618
Mentor Graphics Corp.*	53,888	690,305
Micros Systems, Inc.*	37,031	1,840,811
National Instruments Corp.	40,697	1,208,294
NCR Corp.*	73,483	1,388,094
NeuStar, Inc. Cl A*	34,165	895,123
Parametric Technology Corp.*	53,367	1,223,705
Plantronics, Inc.	22,012	804,098
Polycom, Inc.*	41,621	2,676,230
QLogic Corp.*	48,567	773,187
Quest Software, Inc.*	27,706	629,757
Rackspace Hosting, Inc.*	48,053	2,053,785
RF Micro Devices, Inc.*	138,260	846,151
Riverbed Technology, Inc.*	74,733	2,958,679
Rovi Corp.*	50,983	2,924,385
Semtech Corp.*	31,183	852,543
Silicon Laboratories, Inc.*	21,264	877,353
Skyworks Solutions, Inc.*	89,615	2,059,353
Solera Hldgs., Inc.	33,113	1,958,965
SRA International, Inc. Cl A*	19,801	612,247
Synopsys, Inc.*	67,881	1,745,221
Tech Data Corp.*	21,057	1,029,477
Tibco Software, Inc.*	79,130	2,296,353
Trimble Navigation Ltd.*	57,679	2,286,396
ValueClick, Inc.*	34,807	577,796
Varian Semiconductor Equipment Assocs., Inc.*	34,709	2,132,521
Vishay Intertechnology, Inc.*	79,025	1,188,536
Zebra Technologies Corp. Cl A*	25,167	1,061,292
		89,609,358
MATERIALS (7.3%)
Albemarle Corp.	42,424	2,935,741
AptarGroup, Inc.	30,764	1,610,188
Ashland, Inc.	37,712	2,436,949
Cabot Corp.	30,714	1,224,567
Carpenter Technology Corp.	20,644	1,190,746
Commercial Metals Co.	54,678	784,629
Compass Minerals Int’l., Inc.	15,534	1,337,011
Cytec Industries, Inc.	22,592	1,292,036
Domtar Corp.	19,163	1,815,119
Greif, Inc. Cl A	14,753	959,388
Intrepid Potash, Inc.*	22,064	717,080
Louisiana-Pacific Corp.*	59,572	484,916
Lubrizol Corp.	29,529	3,964,859
Martin Marietta Materials, Inc.	20,453	1,635,626
Minerals Technologies, Inc.	8,442	559,620
NewMarket Corp.	4,444	758,635
Olin Corp.	37,281	844,787
Packaging Corp. of America	49,507	1,385,701
Reliance Steel & Aluminum Co.	34,835	1,729,558
Rock-Tenn Co. Cl A	33,132	2,197,977
RPM International, Inc.	59,795	1,376,481
Scotts Miracle-Gro Co. Cl A	21,417	1,098,906
Sensient Technologies Corp.	22,637	839,154
Silgan Hldgs., Inc.	23,849	977,094
Sonoco Products Co.	46,352	1,647,350
Steel Dynamics, Inc.	107,440	1,745,900

Temple-Inland, Inc.				53,033	1,577,201
Valspar Corp.				43,351	1,563,237
Worthington Industries, Inc.				26,387	609,540
					41,299,996
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.				41,720	1,296,658
tw telecom inc*				69,379	1,424,351
					2,721,009
UTILITIES (5.4%)
AGL Resources, Inc.				35,382	1,440,401
Alliant Energy Corp.				50,778	2,064,633
Aqua America, Inc.				62,910	1,382,762
Atmos Energy Corp.				40,916	1,360,457
Black Hills Corp.				17,403	523,656
Cleco Corp.				27,571	960,849
DPL, Inc.				53,612	1,616,938
Great Plains Energy, Inc.				60,850	1,261,421
Hawaiian Electric Industries, Inc.				43,296	1,041,702
Idacorp, Inc.				22,437	886,262
MDU Resources Group				87,653	1,972,193
National Fuel Gas Co.				36,677	2,670,086
NSTAR				46,458	2,136,139
NV Energy, Inc.				109,272	1,677,325
OGE Energy Corp.				44,538	2,241,152
PNM Resources, Inc.				37,607	629,541
Questar Corp.				81,072	1,435,785
UGI Corp.				50,949	1,624,764
Vectren Corp.				37,212	1,036,726
Westar Energy, Inc.				51,355	1,381,963
WGL Hldgs., Inc.				23,276	895,893
					30,240,648
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $440,719,915) 96.7%					547,113,166

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	0.03	08/18/11	3,000,000	2,999,880
U.S. GOVERNMENT AGENCIES (0.4%)
FHLB	AAA	0.09	09/02/11	2,000,000	1,999,982
COMMERCIAL PAPER (2.4%)
Bank of America Corp.	A-1	0.15	07/08/11	3,900,000	3,899,886
Chevron Corp.	A-1+	0.02	07/11/11	4,000,000	3,999,978
Coca-Cola Co.†	A-1	0.13	08/24/11	400,000	399,922
Toyota Motor Credit Corp.	A-1+	0.14	08/01/11	5,000,000	4,999,397
					13,299,183
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,298,748) 3.3%					18,299,045

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $459,518,663) 100.1%					565,912,211

OTHER NET ASSETS -0.1%					(666,438)

NET ASSETS 100.0%					$565,245,773

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.1%)
iShares MSCI EAFE Growth Index Fund	89,371	5,635,735
iShares MSCI EAFE Index Fund	125,446	7,544,322
iShares MSCI EAFE Value Index Fund	107,190	5,611,397
Vanguard MSCI EAFE ETF	898,971	34,232,815
Vanguard MSCI Europe ETF	194,935	10,434,871
Vanguard MSCI Pacific ETF	107,259	6,064,424
		69,523,564
TOTAL COMMON STOCKS (Cost: $61,468,569) 98.1%		69,523,564

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	1,000,000	999,911
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,911) 1.4%					999,911

TOTAL INVESTMENTS (Cost: $62,468,480) 99.5%					70,523,475

OTHER NET ASSETS 0.5%					355,349

NET ASSETS 100.0%					$70,878,824

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	6,758	1,381,943
Darden Restaurants, Inc.	10,013	498,247
Discovery Communications, Inc. Cl A*	9,058	371,016
Disney (Walt) Co.	26,898	1,050,098
Ford Motor Co.*	101,741	1,403,008
Johnson Controls, Inc.	9,810	408,685
Staples, Inc.	23,964	378,631
Starbucks Corp.	39,731	1,568,977
Target Corp.	7,457	349,808
Time Warner Cable, Inc.	10,059	785,004
Time Warner, Inc.	16,935	615,926
Urban Outfitters, Inc.*	12,123	341,262
Viacom, Inc. Cl B	19,209	979,659
		10,132,264
CONSUMER STAPLES (6.4%)
Dr. Pepper Snapple Group, Inc.	21,655	907,994
Estee Lauder Cos., Inc. Cl A	8,361	879,494
J.M. Smucker Co.	10,885	832,049
Lorillard, Inc.	5,772	628,398
PepsiCo, Inc.	18,468	1,300,701
Philip Morris Int’l., Inc.	21,534	1,437,825
Proctor & Gamble Co.	29,938	1,903,159
Sara Lee Corp.	22,018	418,122
Tyson Foods, Inc. Cl A	46,010	893,514
Wal-Mart Stores, Inc.	33,048	1,756,171
		10,957,427
ENERGY (8.2%)
Apache Corp.	8,876	1,095,210
Chevron Corp.	11,839	1,217,523
ConocoPhillips	25,055	1,883,885
Exxon Mobil Corp.	47,917	3,899,484
Halliburton Co.	29,517	1,505,367
Hess Corp.	8,585	641,815
National Oilwell Varco, Inc.	13,277	1,038,394
Noble Energy, Inc.	11,366	1,018,735
Occidental Petroleum Corp.	13,978	1,454,271
Range Resources Corp.	7,456	413,808
		14,168,492
FINANCIALS (8.8%)
Aon Corp.	8,644	443,437
Bank of America Corp.	98,909	1,084,043
BB&T Corp.	27,327	733,457
Berkshire Hathaway, Inc. Cl B*	16,501	1,277,012
Capital One Financial Corp.	26,830	1,386,306
Citigroup, Inc.	26,044	1,084,472
Franklin Resources, Inc.	3,446	452,425
Goldman Sachs Group, Inc.	9,230	1,228,421
JPMorgan Chase & Co.	59,302	2,427,824
MetLife, Inc.	26,944	1,182,033
PNC Financial Svcs. Grp., Inc.	12,023	716,691
Simon Property Group, Inc.	9,605	1,116,389
Wells Fargo & Co.	73,250	2,055,395
		15,187,905

HEALTH CARE (6.7%)
Abbott Laboratories	30,113	1,584,546
Celgene Corp.*	12,456	751,346
Express Scripts, Inc.*	7,607	410,626
Gilead Sciences, Inc.*	23,045	954,293
McKesson Corp.	12,793	1,070,134
Merck & Co., Inc.	41,263	1,456,171
Mylan, Inc.*	40,233	992,548
Pfizer, Inc.	93,420	1,924,452
St. Jude Medical, Inc.	20,648	984,497
UnitedHealth Group, Inc.	18,579	958,305
WellPoint, Inc.	6,027	474,747
		11,561,665
INDUSTRIALS (6.8%)
Boeing Co.	19,823	1,465,514
Caterpillar, Inc.	10,614	1,129,966
Cummins, Inc.	10,067	1,041,834
Expeditors Int’l. of Wash.	18,492	946,605
FedEx Corp.	10,083	956,373
General Electric Co.	116,595	2,198,982
Illinois Tool Works, Inc.	15,055	850,457
Precision Castparts Corp.	7,904	1,301,394
Robert Half Int’l., Inc.	19,223	519,598
Roper Industries, Inc.	5,835	486,056
Union Pacific Corp.	7,052	736,229
		11,633,008
INFORMATION TECHNOLOGY (10.0%)
Apple, Inc.*	10,766	3,613,823
Automatic Data Processing, Inc.	12,033	633,898
Cisco Systems, Inc.	26,869	419,425
EMC Corp.*	29,749	819,585
F5 Networks, Inc.*	1,946	214,547
Google, Inc. Cl A*	3,166	1,603,199
Harris Corp.	4,283	192,992
Int’l. Business Machines Corp.	11,860	2,034,583
KLA-Tencor Corp.	13,795	558,422
Microsoft Corp.	61,228	1,591,928
NetApp, Inc.*	3,899	205,789
Nortel Networks Corp.*	6,040	302
Oracle Corp.	39,863	1,311,891
QUALCOMM, Inc.	21,800	1,238,022
Red Hat, Inc.*	11,204	514,264
Salesforce.com, inc.*	8,465	1,261,116
Texas Instruments, Inc.	25,026	821,604
Yahoo!, Inc.*	20,946	315,028
		17,350,418
MATERIALS (2.6%)
Ball Corp.	15,954	613,591
Dow Chemical Co.	21,468	772,848
Eastman Chemical Co.	11,566	1,180,542
FMC Corp.	9,191	790,610
Freeport-McMoRan Copper & Gold, Inc.	21,898	1,158,404
		4,515,995
TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl A*	20,338	1,064,288
CenturyLink, Inc.	18,720	756,850
Verizon Communications, Inc.	36,361	1,353,720
		3,174,858

UTILITIES (1.8%)
Dominion Resources, Inc.	18,342	885,368
Edison International	10,607	411,021
Entergy Corp.	2,868	195,827
PPL Corp.	11,769	327,531
Public Svc. Enterprise Group, Inc.	20,672	674,734
Sempra Energy	9,648	510,186
		3,004,667
TOTAL COMMON STOCKS (Cost: $87,269,687) 59.0%		101,686,699

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.5%)
U.S. Treasury Strip	AAA	0.00	08/15/21	300,000	209,539
U.S. Treasury Strip	AAA	0.00	11/15/21	11,050,000	7,609,489
					7,819,028
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (13.4%)
FHARM	AAA	4.64	09/01/39	236,864	250,562
FHARM	AAA	5.22	04/01/37	234,339	248,559
FHARM	AAA	5.24	02/01/36	194,873	208,469
FHARM	AAA	5.43	05/01/37	274,665	296,023
FHARM	AAA	5.77	03/01/37	147,667	160,296
FHLMC	AAA	4.00	02/01/25	291,068	303,592
FHLMC	AAA	4.50	08/01/34	275,496	287,266
FHLMC	AAA	4.50	08/15/35	210,566	215,446
FHLMC	AAA	5.00	02/01/26	134,332	143,715
FHLMC	AAA	5.50	01/15/32	190,000	205,610
FHLMC	AAA	5.50	07/01/32	266,974	290,510
FHLMC	AAA	6.00	03/15/32	198,528	221,514
FNMA	AAA	4.00	05/01/19	154,135	163,103
FNMA	AAA	4.00	10/01/30	592,269	600,296
FNMA	AAA	4.00	05/01/35	370,266	374,954
FNMA	AAA	4.50	05/01/18	192,949	206,466
FNMA	AAA	4.50	05/01/30	390,983	408,465
FNMA	AAA	4.50	04/01/31	347,016	362,519
FNMA	AAA	4.50	08/01/33	295,970	309,055
FNMA	AAA	4.50	09/01/33	485,049	506,492
FNMA	AAA	4.50	06/01/34	335,543	350,010
FNMA	AAA	4.50	08/01/35	413,084	430,377
FNMA	AAA	4.50	12/01/35	337,657	351,793
FNMA	AAA	4.50	05/01/39	334,069	346,228
FNMA	AAA	4.50	05/01/40	437,924	463,102
FNMA	AAA	5.00	04/01/18	389,440	420,964
FNMA	AAA	5.00	06/01/33	448,573	479,415
FNMA	AAA	5.00	09/01/33	262,268	280,300
FNMA	AAA	5.00	10/01/33	314,100	335,696
FNMA	AAA	5.00	11/01/33	849,234	907,623
FNMA	AAA	5.00	11/01/33	298,305	318,815
FNMA	AAA	5.00	03/01/34	141,698	151,441
FNMA	AAA	5.00	04/01/34	156,988	167,708
FNMA	AAA	5.00	09/01/35	211,538	225,851
FNMA	AAA	5.00	11/25/35	300,000	323,280
FNMA	AAA	5.00	05/01/39	380,609	413,100
FNMA	AAA	5.50	04/01/17	27,529	29,897
FNMA	AAA	5.50	05/01/17	14,417	15,657

FNMA	AAA	5.50	06/01/17	5,530	6,006
FNMA	AAA	5.50	07/01/33	325,555	354,510
FNMA	AAA	5.50	10/01/33	534,836	582,406
FNMA	AAA	5.50	03/01/34	101,022	110,007
FNMA	AAA	5.50	05/01/34	796,758	867,126
FNMA	AAA	5.50	07/01/34	187,009	203,525
FNMA	AAA	5.50	09/01/34	376,601	410,097
FNMA	AAA	5.50	09/01/34	226,513	246,518
FNMA	AAA	5.50	10/01/34	163,664	178,119
FNMA	AAA	5.50	02/01/35	221,008	240,527
FNMA	AAA	5.50	02/01/35	180,309	196,065
FNMA	AAA	5.50	04/01/35	258,802	281,416
FNMA	AAA	5.50	08/01/35	108,887	118,402
FNMA	AAA	5.50	07/01/36	290,870	316,559
FNMA	AAA	5.50	08/01/37	122,374	132,570
FNMA	AAA	5.50	11/01/38	169,902	182,412
FNMA	AAA	5.50	06/01/48	166,295	178,747
FNMA	AAA	6.00	03/01/17	11,452	12,536
FNMA	AAA	6.00	05/01/23	84,633	94,049
FNMA	AAA	6.00	03/01/32	10,575	11,731
FNMA	AAA	6.00	04/01/32	61,218	67,908
FNMA	AAA	6.00	04/01/32	37,092	41,145
FNMA	AAA	6.00	05/01/32	59,521	66,026
FNMA	AAA	6.00	04/01/33	227,292	252,131
FNMA	AAA	6.00	05/01/33	149,318	165,636
FNMA	AAA	6.00	06/01/34	132,605	146,517
FNMA	AAA	6.00	09/01/34	63,615	70,288
FNMA	AAA	6.00	10/01/34	128,483	141,962
FNMA	AAA	6.00	11/01/34	140,615	155,366
FNMA	AAA	6.00	12/01/36	218,365	240,659
FNMA	AAA	6.00	01/01/37	198,584	218,859
FNMA	AAA	6.00	04/01/37	124,140	135,534
FNMA	AAA	6.00	05/01/37	134,626	146,983
FNMA	AAA	6.00	06/01/37	197,428	215,549
FNMA	AAA	6.00	10/25/44	214,958	239,342
FNMA	AAA	6.00	02/25/47	171,429	191,258
FNMA	AAA	6.00	12/25/49	179,367	199,714
FNMA	AAA	6.50	09/01/16	13,266	14,528
FNMA	AAA	6.50	03/01/17	27,946	30,604
FNMA	AAA	6.50	05/01/17	5,358	5,868
FNMA	AAA	6.50	06/01/17	32,469	35,557
FNMA	AAA	6.50	04/01/32	34,340	39,080
FNMA	AAA	6.50	05/01/32	69,826	79,465
FNMA	AAA	6.50	05/01/32	65,099	74,085
FNMA	AAA	6.50	07/01/32	26,341	29,977
FNMA	AAA	6.50	07/01/34	116,044	131,845
FNMA	AAA	6.50	05/01/37	150,032	169,991
FNMA	AAA	6.50	09/01/37	165,085	187,047
FNMA	AAA	7.00	09/01/31	20,331	23,531
FNMA	AAA	7.00	11/01/31	22,686	26,257
FNMA	AAA	7.00	04/01/32	27,376	31,638
FNMA	AAA	7.50	06/01/31	16,801	19,722
FNMA	AAA	7.50	02/01/32	12,185	14,315
FNMA	AAA	7.50	04/01/32	24,233	28,488
FNMA	AAA	7.50	06/01/32	19,457	22,874
FNMA	AAA	8.00	03/01/31	11,248	13,243
FNMA	AAA	8.00	04/01/32	14,499	17,085
FNMA	AAA	8.00	04/01/32	2,623	3,093
GNMA (4)	AAA	3.50	09/20/33	469,976	494,075
GNMA (4)	AAA	3.50	01/20/37	494,467	515,358
GNMA (4)	AAA	4.50	10/15/40	393,283	415,856

GNMA (4)	AAA	5.00	04/15/39	362,776	393,687
GNMA (4)	AAA	5.00	06/20/39	220,988	233,802
GNMA (4)	AAA	5.00	11/15/39	317,430	344,477
GNMA (4)	AAA	6.50	04/15/31	6,926	7,903
GNMA (4)	AAA	6.50	10/15/31	11,342	12,941
GNMA (4)	AAA	6.50	12/15/31	8,669	9,891
GNMA (4)	AAA	6.50	05/15/32	12,241	13,966
GNMA (4)	AAA	7.00	05/15/31	8,248	9,659
GNMA (4)	AAA	7.00	09/15/31	9,942	11,642
GNMA (4)	AAA	7.00	09/15/31	2,448	2,867
GNMA (4)	AAA	7.00	05/15/32	4,694	5,489
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	382,048	418,084
					23,080,364
CORPORATE DEBT (19.2%)
CONSUMER DISCRETIONARY (3.1%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	264,536
Black & Decker Corp.	A	4.75	11/01/14	750,000	814,894
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	488,996
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	243,125
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	531,606
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	558,707
Johnson Controls, Inc.	BBB+	4.88	09/15/13	500,000	538,812
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	533,272
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	247,995
Scholastic Corp.	BB-	5.00	04/15/13	500,000	511,875
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	250,000	246,516
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	283,506
					5,263,840
CONSUMER STAPLES (0.7%)
Avon Products, Inc.	BBB+	4.20	07/15/18	150,000	152,405
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	252,191
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	286,600
Kroger Co.	BBB	4.95	01/15/15	500,000	549,221
					1,240,417
ENERGY (4.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	297,177
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	544,233
Enbridge, Inc.	A-	5.80	06/15/14	100,000	110,984
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	522,500
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	256,173
Noble Drilling Corp.	A-	7.50	03/15/19	800,000	958,028
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	274,452
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,921,107
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	537,917
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	548,037
					6,970,608
FINANCIALS (6.3%)
Alleghany Corp.	BBB	5.63	09/15/20	300,000	305,075
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,337,496
Bank of America Corp.	A	3.70	09/01/15	250,000	252,034
Barrick N.A. Finance LLC†	A-	4.40	05/30/21	250,000	248,841
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	279,364
Block Financial LLC	BBB	5.13	10/30/14	250,000	259,561
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	539,053
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	279,009
Duke Realty LP	BBB-	4.63	05/15/13	250,000	262,259
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	563,787
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,547,156
First Industrial LP	BB-	6.88	04/15/12	250,000	252,591
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	266,838

HCP, Inc.	BBB	5.65	12/15/13	250,000	273,916
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	267,777
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	518,953
Lincoln National Corp.	A-	5.65	08/27/12	500,000	523,945
Markel Corp.	BBB	6.80	02/15/13	250,000	267,923
Morgan Stanley	A	4.00	07/24/15	250,000	254,423
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	107,232
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	258,089
Regency Centers LP	BBB	4.95	04/15/14	250,000	265,040
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	252,279
Zions Bancorporation	BB+	5.65	05/15/14	397,000	409,847
					10,792,488
HEALTH CARE (1.2%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	285,263
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	560,442
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	241,021
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	258,546
WellPoint, Inc.	A-	4.35	08/15/20	250,000	252,446
Wyeth	AA	5.50	03/15/13	500,000	539,402
					2,137,120
INDUSTRIALS (1.5%)
CSX Corp.	BBB	6.25	04/01/15	250,000	286,240
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	500,000	508,402
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	247,503
Masco Corp.	BBB	5.88	07/15/12	500,000	517,183
Pentair, Inc.	BBB-	5.00	05/15/21	250,000	249,634
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	258,989
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	502,790
					2,570,741
MATERIALS (1.2%)
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,040,000
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	560,594
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	239,966
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	247,183
					2,087,743
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	518,889

UTILITIES (0.8%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	246,545
Arizona Public Svc. Co.	BBB	6.50	03/01/12	250,000	259,185
Entergy Corp.	BBB-	5.13	09/15/20	250,000	247,581
Progress Energy, Inc.	A	5.25	12/15/15	500,000	564,030
					1,317,341
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,128,396) 37.1%					63,798,579

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	AAA	0.08	08/26/11	827,000	826,897
COMMERCIAL PAPER (2.1%)
Bank of America Corp.	A-1	0.16	07/25/11	897,000	896,904
Toyota Motor Credit Corp.	A-1+	0.10	08/02/11	1,500,000	1,499,867
Toyota Motor Credit Corp.	A-1+	0.12	07/18/11	1,200,000	1,199,932
					3,596,703
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,423,600) 2.6%					4,423,600

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,902,100) 1.1%					1,902,100

TOTAL INVESTMENTS (Cost: $153,723,783) 99.8%					171,810,978

OTHER NET ASSETS 0.2%					289,284

NET ASSETS 100.0%					$172,100,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	4,174,759	5,781,169
Equity Index Fund (21.6%)	1,945,276	4,269,246
Mid-Cap Equity Index Fund (6.0%)	716,540	1,175,669
Mid-Term Bond Fund (36.7%)	6,887,626	7,262,588
Money Market Fund (6.4%)	1,047,312	1,260,735
TOTAL INVESTMENTS (Cost: $18,826,361) 100.0%		19,749,407
OTHER NET ASSETS		—

NET ASSETS 100.0%		$19,749,407

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	3,808,495	5,273,970
Equity Index Fund (26.1%)	2,628,528	5,768,758
International Fund (3.9%)	1,167,754	870,841
Mid-Cap Equity Index Fund (15.9%)	2,147,038	3,522,775
Mid-Term Bond Fund (25.9%)	5,435,323	5,731,221
Money Market Fund (4.4%)	807,446	971,988
TOTAL INVESTMENTS (Cost: $19,416,525) 100.0%		22,139,553
OTHER NET ASSETS		—

NET ASSETS 100.0%		$22,139,553

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	15,208,184	21,060,156
Equity Index Fund (30.7%)	12,399,782	27,213,466
International Fund (7.7%)	9,100,319	6,786,472
Mid-Cap Equity Index Fund (12.6%)	6,776,625	11,118,814
Mid-Term Bond Fund (17.0%)	14,317,708	15,097,164
Money Market Fund (3.5%)	2,570,412	3,094,213
Small Cap Growth Fund (2.4%)	1,645,410	2,110,260
Small Cap Value Fund (2.3%)	1,551,429	1,999,113
TOTAL INVESTMENTS (Cost: $76,444,452) 100.0%		88,479,658
OTHER NET ASSETS		—

NET ASSETS 100.0%		$88,479,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.6%)	17,705,311	24,518,155
Equity Index Fund (35.0%)	17,268,190	37,898,032
International Fund (8.7%)	12,725,874	9,490,193
Mid-Cap Equity Index Fund (12.3%)	8,112,920	13,311,355
Mid-Term Bond Fund (12.3%)	12,625,186	13,312,501
Small Cap Growth Fund (4.7%)	3,929,582	5,039,741
Small Cap Value Fund (4.4%)	3,714,650	4,786,557
TOTAL INVESTMENTS (Cost: $93,940,137) 100.0%		108,356,534
OTHER NET ASSETS		—

NET ASSETS 100.0%		$108,356,534

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.9%)	13,435,069	18,604,762
Equity Index Fund (39.1%)	17,504,342	38,416,307
International Fund (8.6%)	11,385,838	8,490,875
Mid-Cap Equity Index Fund (16.5%)	9,857,761	16,174,220
Mid-Term Bond Fund (5.8%)	5,362,854	5,654,808
Small Cap Growth Fund (5.7%)	4,371,562	5,606,585
Small Cap Value Fund (5.4%)	4,136,297	5,329,875
TOTAL INVESTMENTS (Cost: $83,403,102) 100.0%		98,277,432
OTHER NET ASSETS		—

NET ASSETS 100.0%		$98,277,432

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.4%)	10,532,948	14,585,931
Equity Index Fund (39.6%)	14,318,907	31,425,319
International Fund (9.5%)	10,104,654	7,535,445
Mid-Cap Equity Index Fund (19.2%)	9,327,931	15,304,896
Small Cap Growth Fund (6.8%)	4,202,061	5,389,198
Small Cap Value Fund (6.5%)	3,972,286	5,118,538
TOTAL INVESTMENTS (Cost: $66,137,333) 100.0%		79,359,327
OTHER NET ASSETS		—

NET ASSETS 100.0%		$79,359,327

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.9%)	5,337,556	7,391,400
Equity Index Fund (39.2%)	11,089,362	24,337,523
International Fund (11.2%)	9,396,508	7,007,352
Mid-Cap Equity Index Fund (22.3%)	8,444,028	13,854,623
Small Cap Growth Fund (7.9%)	3,798,322	4,871,397
Small Cap Value Fund (7.5%)	3,587,598	4,622,843
TOTAL INVESTMENTS (Cost: $51,090,062) 100.0%		62,085,138
OTHER NET ASSETS		—

NET ASSETS 100.0%		$62,085,138

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.8%)	3,998,203	5,536,676
Equity Index Fund (34.1%)	8,782,429	19,274,558
International Fund (13.1%)	9,945,168	7,416,510
Mid-Cap Equity Index Fund (25.7%)	8,822,543	14,475,676
Small Cap Growth Fund (8.9%)	3,910,943	5,015,836
Small Cap Value Fund (8.4%)	3,697,526	4,764,491
TOTAL INVESTMENTS (Cost: $46,331,915) 100.0%		56,483,747
OTHER NET ASSETS		—

NET ASSETS 100.0%		$56,483,747

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.9%)	4,310,886	5,969,677
Equity Index Fund (34.2%)	10,396,943	22,817,891
International Fund (14.0%)	12,642,529	9,428,039
Mid-Cap Equity Index Fund (21.3%)	8,676,080	14,235,365
Small Cap Growth Fund (11.1%)	5,759,988	7,387,260
Small Cap Value Fund (10.5%)	5,453,998	7,027,814
TOTAL INVESTMENTS (Cost: $54,755,181) 100.0%		66,866,046
OTHER NET ASSETS		—

NET ASSETS 100.0%		$66,866,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	11,934,281	16,526,484
Equity Index Fund (24.7%)	6,173,411	13,548,619
Mid-Term Bond Fund (45.1%)	23,462,224	24,739,507
TOTAL INVESTMENTS (Cost: $50,476,801) 100.0%		54,814,610
OTHER NET ASSETS		—

NET ASSETS 100.0%		$54,814,610

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	38,208,670	52,911,022
Equity Index Fund (34.6%)	27,660,223	60,705,144
Mid-Cap Equity Index Fund (15.1%)	16,091,431	26,402,176
Mid-Term Bond Fund (20.1%)	33,386,633	35,204,202
TOTAL INVESTMENTS (Cost: $154,485,219) 100.0%		175,222,544
OTHER NET ASSETS		—

NET ASSETS 100.0%		$175,222,544

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.2%)	29,351,272	40,645,378
Equity Index Fund (44.6%)	32,804,121	71,994,318
Mid-Cap Equity Index Fund (20.1%)	19,790,035	32,470,698
Small Cap Growth Fund (5.1%)	6,419,004	8,232,456
Small Cap Value Fund (5.0%)	6,255,215	8,060,233
TOTAL INVESTMENTS (Cost: $142,385,898) 100.0%		161,403,083
OTHER NET ASSETS		—

NET ASSETS 100.0%		$161,403,083

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.7%)
U.S. Treasury Bill	AAA	0.09	11/25/11	1,000,000	999,747
U.S. Treasury Bill	AAA	0.09	11/25/11	3,000,000	2,999,259
U.S. Treasury Bill	AAA	0.10	11/25/11	6,000,000	5,998,520
					9,997,526
U.S. GOVERNMENT AGENCIES (8.6%)
FHLB	AAA	0.06	07/27/11	3,500,000	3,499,836
FHLB	AAA	0.08	08/26/11	4,500,000	4,500,072
FHLMC	AAA	0.01	07/29/11	950,000	949,956
					8,949,864
COMMERCIAL PAPER (81.6%)
Abbott Laboratories†	A-1+	0.12	07/26/11	1,000,000	999,935
Abbott Laboratories†	A-1+	0.12	08/23/11	1,200,000	1,199,883
Abbott Laboratories†	A-1+	0.15	07/12/11	1,800,000	1,799,954
Air Products & Chemicals†	A-1	0.10	07/12/11	3,200,000	3,199,902
Bank of America Corp.	A-1	0.14	07/25/11	1,400,000	1,399,898
Bank of America Corp.	A-1	0.15	07/29/11	1,210,000	1,209,859
Bank of America Corp.	A-1	0.19	08/29/11	1,400,000	1,399,564
Becton, Dickinson & Co.	A-1+	0.10	07/27/11	1,470,000	1,469,894
Coca-Cola Co.†	A-1	0.12	07/05/11	250,000	249,997
Coca-Cola Co.†	A-1	0.12	08/23/11	1,978,000	1,977,849
Coca-Cola Co.†	A-1	0.13	08/24/11	1,300,000	1,299,626
Coca-Cola Co.†	A-1	0.18	07/07/11	500,000	499,988
Danaher Corp.	A-1	0.14	08/24/11	4,000,000	3,998,606
Disney (Walt) Co.†	A-1	0.10	09/07/11	2,200,000	2,198,946
Disney (Walt) Co.†	A-1	0.11	08/12/11	1,800,000	1,799,769
Du Pont (E.I.) de Nemours & Co.†	A-1	0.15	07/25/11	4,000,000	3,999,600
eBay, Inc.†	A-1	0.12	08/10/11	1,200,000	1,199,840
Ecolab, Inc.†	A-1	0.10	07/06/11	2,300,000	2,299,968
Exxon Corp.	A-1+	0.10	08/12/11	3,200,000	3,199,627
General Electric Capital Corp.	A-1+	0.14	09/15/11	2,800,000	2,799,341
General Electric Capital Corp.	A-1+	0.16	08/24/11	1,200,000	1,199,960
Goldman Sachs Group, Inc.	A-1	0.20	09/19/11	4,000,000	3,997,570
Grainger (W.W.), Inc.	A-1+	0.10	07/20/11	1,200,000	1,199,937
Grainger (W.W.), Inc.	A-1+	0.10	07/26/11	2,800,000	2,799,806
Hewlett-Packard Co.†	A-1	0.07	07/18/11	1,400,000	1,399,954
Illinois Tool Works, Inc.†	A-1	0.09	07/27/11	2,600,000	2,599,831
Illinois Tool Works, Inc.†	A-1	0.10	07/11/11	1,400,000	1,399,961
Kimberly-Clark Worldwide†	A-1	0.07	07/18/11	2,100,000	2,099,931
National Rural Utilities	A-1	0.11	07/07/11	1,040,000	1,039,981
National Rural Utilities	A-1	0.12	08/12/11	900,000	899,874
National Rural Utilities	A-1	0.13	07/12/11	1,200,000	1,199,952
National Rural Utilities	A-1	0.15	08/12/11	900,000	899,842
Nestle Capital Corp.†	A-1+	0.11	08/15/11	1,220,000	1,219,885
Nestle Capital Corp.†	A-1+	0.12	08/08/11	2,000,000	1,999,861
NetJets, Inc.†	A-1+	0.12	08/01/11	4,040,000	4,039,584
NSTAR†	A-1	0.03	07/01/11	3,700,000	3,700,000
PepsiCo, Inc.†	A-1	0.08	08/16/11	450,000	449,954
PepsiCo, Inc.†	A-1	0.10	08/05/11	815,000	814,931
PepsiCo, Inc.†	A-1	0.11	09/01/11	2,750,000	2,748,845
Private Export Fund Corp.†	A-1	0.09	08/01/11	1,200,000	1,199,907
Private Export Fund Corp.†	A-1	0.10	07/07/11	2,800,000	2,799,953
Target Corp.	A-1	0.07	07/11/11	950,000	949,982
Target Corp.	A-1	0.09	07/01/11	1,400,000	1,400,000
Toyota Motor Credit Corp.	A-1+	0.15	08/12/11	500,000	499,912
Toyota Motor Credit Corp.	A-1+	0.19	08/24/11	1,250,000	1,249,854
Toyota Motor Credit Corp.	A-1+	0.24	08/01/11	2,300,000	2,299,777
					84,311,090
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $103,257,520) 99.9%					103,258,480

TEMPORARY CASH INVESTMENTS (1) (Cost: $101,300) 0.1%					101,300

TOTAL INVESTMENTS (Cost: $103,358,820) 100.0%					103,359,780

OTHER NET ASSETS 0.0% (3)					75

NET ASSETS 100.0%					$103,359,855

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.0%)
U.S. Treasury Note	AAA	1.25	08/31/15	9,000,000	8,959,923
U.S. Treasury Note	AAA	1.38	09/15/12	10,000,000	10,131,250
U.S. Treasury Note	AAA	1.88	06/30/15	8,000,000	8,187,504
U.S. Treasury Note	AAA	1.88	10/31/17	5,000,000	4,879,295
U.S. Treasury Note	AAA	2.25	01/31/15	1,500,000	1,560,821
U.S. Treasury Note	AAA	2.25	11/30/17	3,500,000	3,489,882
U.S. Treasury Note	AAA	2.38	10/31/14	5,750,000	6,013,689
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,621,132
U.S. Treasury Note	AAA	2.50	03/31/15	5,000,000	5,245,300
U.S. Treasury Note	AAA	2.50	06/30/17	2,000,000	2,038,750
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	18,413,285
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	3,097,500
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	12,348,125
U.S. Treasury Note	AAA	3.25	07/31/16	7,000,000	7,505,862
U.S. Treasury Strip	AAA	0.00	08/15/17	15,000,000	13,017,405
U.S. Treasury Strip	AAA	0.00	11/15/17	5,000,000	4,291,600
U.S. Treasury Strip	AAA	0.00	08/15/18	55,000,000	45,494,180
					158,295,503
U.S. GOVERNMENT AGENCIES (14.3%)
MORTGAGE-BACKED OBLIGATIONS (0.4%)
FHLMC	AAA	5.00	06/15/17	1,052,968	1,071,780
FHLMC	AAA	6.00	02/01/19	14,298	15,957
FHLMC	AAA	6.50	04/01/14	30,857	32,717
FHLMC	AAA	7.00	02/01/14	12,941	13,795
FHLMC	AAA	7.50	03/15/21	10,775	12,241
FHLMC	AAA	8.00	09/01/18	1,794	2,019
FHLMC	AAA	8.50	09/01/17	2,627	2,979
FNMA	AAA	6.00	09/01/12	1,247	1,258
FNMA	AAA	6.50	08/01/13	6,100	6,462
FNMA	AAA	6.50	12/25/23	6,519	6,540
FNMA	AAA	8.00	06/01/17	489	494
					1,166,242
NON-MORTGAGE-BACKED OBLIGATIONS (13.9%)
FFCB	AAA	4.95	10/10/14	12,500,000	14,034,563
FFCB	AAA	5.10	08/05/13	5,000,000	5,470,660
FHLB	AAA	1.38	05/28/14	17,000,000	17,226,061
FNMA	AAA	1.25	02/27/14	10,000,000	10,125,390
					46,856,674
CORPORATE DEBT (37.2%)
CONSUMER DISCRETIONARY (3.7%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,120,305
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,092,459
Black & Decker Corp.	A	4.75	11/01/14	500,000	543,263
Black & Decker Corp.	A	5.75	11/15/16	500,000	573,661
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,062,537
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,009,082
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	488,996
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,063,212
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	279,354
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	269,406
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	509,416
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	787,263
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	799,907
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	535,190
Scholastic Corp.	BB-	5.00	04/15/13	250,000	255,938
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	548,556

Starwood Hotels & Resorts	BB+	6.25	02/15/13	217,000	230,020
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	530,045
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	567,012
					12,265,622
CONSUMER STAPLES (3.1%)
Anheuser-Busch Cos., Inc.	A-	4.38	01/15/13	1,000,000	1,048,960
Anheuser-Busch Cos., Inc.	A-	4.70	04/15/12	100,000	103,130
Avon Products, Inc.	BBB+	4.20	07/15/18	1,800,000	1,828,856
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,032,814
Clorox Co.	BBB+	5.00	03/01/13	500,000	529,193
Clorox Co.	BBB+	5.00	01/15/15	300,000	328,645
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,011,919
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	573,200
Hershey Co.	A	4.85	08/15/15	500,000	553,487
Hershey Co.	A	5.00	04/01/13	500,000	534,824
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	543,336
Kraft Foods, Inc.	BBB-	5.63	11/01/11	65,000	66,040
Kroger Co.	BBB	4.95	01/15/15	500,000	549,221
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	972,493
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	781,826
					10,457,944
ENERGY (3.1%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	833,742
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	544,233
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,181,977
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,250
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	776,904
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,024,690
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,084,411
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	537,917
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	312,444
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	615,309
Transocean, Inc.	BBB	1.50	12/15/37	1,200,000	1,176,000
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,063,301
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	528,291
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	548,037
					10,488,506
FINANCIALS (12.0%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,076,541
Bank of America Corp.	A	3.70	09/01/15	250,000	252,034
Bank of America Corp.	A	5.38	08/15/11	250,000	251,316
Bank of America Corp.	A-	5.75	08/15/16	500,000	527,585
Block Financial LLC	BBB	5.13	10/30/14	750,000	778,684
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,075,243
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,123,936
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	216,663
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,116,036
Duke Realty LP	BBB-	4.63	05/15/13	500,000	524,517
ERP Operating LP	BBB+	5.38	08/01/16	500,000	548,618
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	836,659
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	128,930
First Industrial LP	BB-	6.88	04/15/12	750,000	757,772
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	536,856
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,015,771
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	546,547
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,046,748
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,067,351
HCP, Inc.	BBB	5.65	12/15/13	500,000	547,832
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,500,000	1,509,479
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,037,906
HSBC Finance Corp.	A	5.39	11/10/13	40,000	40,779

HSBC Finance Corp.	A	5.42	11/10/13	43,000	43,866
HSBC Finance Corp.	A	5.60	11/10/13	70,000	71,691
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	531,255
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,142,556
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,058,099
Lincoln National Corp.	A-	5.65	08/27/12	400,000	419,156
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,100,436
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,071,691
MetLife, Inc.	A-	5.00	11/24/13	250,000	269,033
Morgan Stanley	A	4.00	07/24/15	1,000,000	1,017,691
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,043,953
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	1,000,000	1,001,379
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	835,357
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	271,661
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,076,131
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,075,875
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,651,770
Regency Centers LP	BBB	4.95	04/15/14	500,000	530,079
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,617,581
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,665,041
SLM Corp.	BBB-	4.72	06/15/12	60,000	58,899
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	262,375
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,059,780
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,043,807
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	746,188
Unitrin, Inc.	BBB-	6.00	11/30/15	1,500,000	1,603,209
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	541,283
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,032,360
					40,406,005
HEALTH CARE (3.0%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	570,526
Baxter International, Inc.	A+	4.63	03/15/15	250,000	274,011
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	945,838
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,459,764
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,019,450
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,079,358
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,611,894
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	304,101
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	560,442
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	566,451
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,041,427
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	795,401
					10,228,663
INDUSTRIALS (4.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	524,222
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	531,011
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,063,221
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,144,960
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,074,851
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,081,993
Masco Corp.	BBB	4.80	06/15/15	500,000	496,809
Masco Corp.	BBB	5.88	07/15/12	300,000	310,310
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,000,000	1,035,957
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	831,118
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,107,989
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	535,629
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,170,973
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	541,030
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	811,794
Steelcase, Inc.	BBB-	6.50	08/15/11	1,000,000	1,005,579
Union Pacific Corp.	BBB+	4.88	01/15/15	500,000	548,194

Union Pacific Corp.	BBB+	6.13	01/15/12	500,000	514,033
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	543,768
					14,873,441
INFORMATION TECHNOLOGY (1.9%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	817,112
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	779,105
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,077,180
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,572,347
Intuit, Inc.	BBB	5.40	03/15/12	725,000	747,678
Western Union Co.	A-	5.40	11/17/11	500,000	509,014
Xerox Corp.	BBB-	6.88	08/15/11	1,000,000	1,006,714
					6,509,150
MATERIALS (2.0%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,525,667
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	514,130
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,107,243
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	560,594
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	803,507
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,051,114
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	150,505
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,062,843
					6,775,603
TELECOMMUNICATION SERVICES (0.7%)
BellSouth Corp.	A-	4.75	11/15/12	900,000	946,101
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,297,223
					2,243,324
UTILITIES (3.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	573,913
Arizona Public Svc. Co.	BBB	6.38	10/15/11	500,000	507,830
Arizona Public Svc. Co.	BBB	6.50	03/01/12	500,000	518,370
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,093,369
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,317,882
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,053,136
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,082,339
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	646,592
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,120,233
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	942,367
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,090,542
					10,946,573
TOTAL LONG-TERM DEBT SECURITIES (Cost: $315,876,868) 98.5%					331,513,250

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
NSTAR†	A-1	0.03	07/01/11	2,500,000	2,500,000
Toyota Motor Credit Corp.	A-1+	0.11	07/05/11	1,500,000	1,499,982
					3,999,982
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,999,982) 1.2%					3,999,982

TEMPORARY CASH INVESTMENTS (2) (Cost: $64,100) 0.0% (3)					64,100

TOTAL INVESTMENTS (Cost: $319,940,950) 99.7%					335,577,332

OTHER NET ASSETS 0.3%					865,580

NET ASSETS 100.0%					$336,442,912

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.8%)
U.S. Treasury Bond	AAA	3.50	02/15/39	8,000,000	6,870,000
U.S. Treasury Note	AAA	1.25	08/31/15	13,000,000	12,942,111
U.S. Treasury Note	AAA	1.88	06/30/15	500,000	511,719
U.S. Treasury Note	AAA	2.38	03/31/16	10,000,000	10,346,090
U.S. Treasury Note	AAA	2.50	03/31/15	7,000,000	7,343,420
U.S. Treasury Note	AAA	3.13	05/15/19	13,000,000	13,422,500
U.S. Treasury Note	AAA	3.25	05/31/16	36,000,000	38,654,999
U.S. Treasury Note	AAA	3.50	05/15/20	17,000,000	17,747,660
U.S. Treasury Strip	AAA	0.00	08/15/18	18,000,000	14,889,006
					122,727,505
U.S. GOVERNMENT AGENCIES (32.0%)
MORTGAGE-BACKED OBLIGATIONS (29.7%)
FHARM	AAA	4.64	09/01/39	1,910,192	2,020,663
FHARM	AAA	5.22	04/01/37	966,649	1,025,307
FHARM	AAA	5.24	02/01/36	861,940	922,075
FHARM	AAA	5.39	04/01/37	1,151,162	1,223,252
FHARM	AAA	5.43	05/01/37	1,007,103	1,085,418
FHARM	AAA	5.77	03/01/37	664,501	721,330
FHLMC	AAA	4.00	05/01/24	1,040,276	1,085,034
FHLMC	AAA	4.00	02/01/25	2,153,109	2,245,748
FHLMC	AAA	4.00	05/01/26	1,740,823	1,815,723
FHLMC	AAA	4.00	12/15/38	500,000	497,680
FHLMC	AAA	4.50	03/01/34	1,912,422	1,995,324
FHLMC	AAA	4.50	08/01/34	2,066,220	2,154,497
FHLMC	AAA	4.50	08/15/35	542,366	554,937
FHLMC	AAA	5.00	02/01/26	503,745	538,932
FHLMC	AAA	5.00	04/15/29	2,158,729	2,356,654
FHLMC	AAA	5.50	12/15/20	1,750,000	1,824,482
FHLMC	AAA	5.50	03/01/21	537,457	583,262
FHLMC	AAA	5.50	07/01/32	1,334,870	1,452,552
FHLMC	AAA	5.50	01/15/33	1,022,570	1,108,852
FHLMC	AAA	5.50	01/15/35	617,000	678,891
FHLMC	AAA	6.00	07/15/29	824,466	898,600
FHLMC	AAA	6.00	03/15/32	873,524	974,662
FNMA	AAA	4.00	05/01/19	1,263,909	1,337,445
FNMA	AAA	4.00	10/01/30	3,316,705	3,361,656
FNMA	AAA	4.00	01/01/31	4,407,455	4,467,189
FNMA	AAA	4.00	03/01/35	1,700,612	1,722,143
FNMA	AAA	4.00	05/01/35	1,481,062	1,499,814
FNMA	AAA	4.50	05/01/18	916,506	980,714
FNMA	AAA	4.50	05/01/19	213,724	228,630
FNMA	AAA	4.50	06/01/19	417,369	446,478
FNMA	AAA	4.50	05/01/30	2,172,128	2,269,250
FNMA	AAA	4.50	04/01/31	2,329,966	2,434,055
FNMA	AAA	4.50	08/01/33	1,122,645	1,172,276
FNMA	AAA	4.50	08/01/33	1,007,904	1,054,037
FNMA	AAA	4.50	09/01/33	2,469,339	2,578,505
FNMA	AAA	4.50	10/01/33	2,185,447	2,282,064
FNMA	AAA	4.50	10/01/33	1,125,479	1,175,235
FNMA	AAA	4.50	05/01/34	681,768	711,163
FNMA	AAA	4.50	06/01/34	1,366,140	1,425,041
FNMA	AAA	4.50	07/01/34	1,740,783	1,815,837
FNMA	AAA	4.50	01/01/35	2,130,840	2,228,371
FNMA	AAA	4.50	08/01/35	2,065,418	2,151,887
FNMA	AAA	4.50	12/01/35	1,907,483	1,987,339
FNMA	AAA	4.50	05/01/39	2,776,677	2,877,737

FNMA	AAA	4.50	05/01/40	2,189,620	2,315,512
FNMA	AAA	5.00	04/01/18	208,628	225,516
FNMA	AAA	5.00	09/01/18	876,550	947,504
FNMA	AAA	5.00	09/01/20	694,757	751,429
FNMA	AAA	5.00	10/01/20	1,124,314	1,216,027
FNMA	AAA	5.00	10/01/25	803,352	859,851
FNMA	AAA	5.00	06/01/33	1,059,131	1,131,951
FNMA	AAA	5.00	09/01/33	3,922,236	4,191,909
FNMA	AAA	5.00	10/01/33	2,032,410	2,172,149
FNMA	AAA	5.00	11/01/33	2,808,506	3,001,605
FNMA	AAA	5.00	11/01/33	2,155,748	2,303,967
FNMA	AAA	5.00	01/01/34	1,367,203	1,461,205
FNMA	AAA	5.00	03/01/34	629,770	673,070
FNMA	AAA	5.00	04/01/34	926,975	990,274
FNMA	AAA	5.00	04/01/34	332,510	355,215
FNMA	AAA	5.00	04/01/35	1,190,177	1,270,705
FNMA	AAA	5.00	06/01/35	779,255	831,980
FNMA	AAA	5.00	09/01/35	2,538,455	2,710,210
FNMA	AAA	5.00	11/25/35	2,500,000	2,694,003
FNMA	AAA	5.00	05/01/39	2,591,384	2,812,597
FNMA	AAA	5.00	09/25/40	1,729,473	1,846,174
FNMA	AAA	5.50	04/01/17	100,938	109,622
FNMA	AAA	5.50	05/01/17	193,186	209,806
FNMA	AAA	5.50	01/01/24	688,603	750,203
FNMA	AAA	5.50	03/01/24	1,590,561	1,731,181
FNMA	AAA	5.50	09/01/25	694,333	755,221
FNMA	AAA	5.50	11/01/26	633,569	688,349
FNMA	AAA	5.50	01/01/27	406,698	441,863
FNMA	AAA	5.50	07/01/33	1,856,585	2,021,714
FNMA	AAA	5.50	09/01/33	1,173,304	1,277,660
FNMA	AAA	5.50	10/01/33	1,533,198	1,669,563
FNMA	AAA	5.50	03/01/34	950,485	1,035,023
FNMA	AAA	5.50	03/01/34	432,951	471,459
FNMA	AAA	5.50	07/01/34	748,034	814,098
FNMA	AAA	5.50	09/01/34	948,477	1,032,836
FNMA	AAA	5.50	09/01/34	883,400	961,419
FNMA	AAA	5.50	09/01/34	353,388	384,598
FNMA	AAA	5.50	10/01/34	2,153,477	2,343,666
FNMA	AAA	5.50	02/01/35	795,629	865,896
FNMA	AAA	5.50	02/01/35	649,114	705,833
FNMA	AAA	5.50	04/01/35	927,052	1,008,057
FNMA	AAA	5.50	08/01/35	2,016,590	2,192,798
FNMA	AAA	5.50	07/01/36	3,014,472	3,280,701
FNMA	AAA	5.50	02/25/37	1,013,606	1,108,726
FNMA	AAA	5.50	11/01/38	940,998	1,010,282
FNMA	AAA	5.50	06/01/48	942,340	1,012,901
FNMA	AAA	6.00	03/01/17	145,778	159,572
FNMA	AAA	6.00	05/01/23	832,883	925,545
FNMA	AAA	6.00	01/01/25	499,818	553,530
FNMA	AAA	6.00	03/01/28	887,300	978,523
FNMA	AAA	6.00	04/01/32	239,975	266,200
FNMA	AAA	6.00	04/01/32	134,972	149,723
FNMA	AAA	6.00	05/01/32	797,584	884,747
FNMA	AAA	6.00	04/01/33	1,298,192	1,440,063
FNMA	AAA	6.00	11/01/34	694,996	767,907
FNMA	AAA	6.00	12/01/36	844,099	930,278
FNMA	AAA	6.00	01/01/37	964,258	1,062,706
FNMA	AAA	6.00	03/01/37	601,605	656,729
FNMA	AAA	6.00	04/01/37	620,701	677,671
FNMA	AAA	6.00	05/01/37	605,061	660,596
FNMA	AAA	6.00	06/01/37	829,197	905,304

FNMA	AAA	6.00	07/01/37	585,186	643,835
FNMA	AAA	6.00	08/01/37	1,349,295	1,484,524
FNMA	AAA	6.00	12/01/37	686,315	755,099
FNMA	AAA	6.00	10/25/44	1,091,323	1,215,120
FNMA	AAA	6.00	02/25/47	2,074,975	2,314,985
FNMA	AAA	6.00	12/25/49	1,793,671	1,997,141
FNMA	AAA	6.50	09/01/16	47,035	51,508
FNMA	AAA	6.50	03/01/17	372,616	408,050
FNMA	AAA	6.50	05/01/17	22,199	24,310
FNMA	AAA	6.50	04/01/32	124,872	142,109
FNMA	AAA	6.50	05/01/32	885,344	1,007,551
FNMA	AAA	6.50	05/01/32	273,793	311,586
FNMA	AAA	6.50	09/01/36	523,848	588,626
FNMA	AAA	6.50	05/01/37	675,143	764,960
FNMA	AAA	6.50	07/01/37	303,022	343,335
FNMA	AAA	6.50	09/01/37	629,770	713,551
FNMA	AAA	6.50	05/01/38	806,332	913,682
FNMA	AAA	7.00	09/01/31	73,335	84,879
FNMA	AAA	7.00	11/01/31	90,743	105,027
FNMA	AAA	7.00	01/25/44	1,252,136	1,424,291
FNMA	AAA	7.50	04/01/32	96,941	113,964
FNMA	AAA	7.50	06/01/32	276,288	324,805
FNMA	AAA	8.00	03/01/31	42,741	50,322
FNMA	AAA	8.00	04/01/32	34,103	40,207
FNMA	AAA	8.00	04/01/32	33,819	39,850
GNMA (4)	AAA	3.50	09/20/33	2,819,853	2,964,452
GNMA (4)	AAA	3.50	01/20/37	1,977,868	2,061,433
GNMA (4)	AAA	4.50	02/20/20	1,754,677	1,887,092
GNMA (4)	AAA	4.50	06/20/34	1,710,989	1,813,024
GNMA (4)	AAA	4.50	10/15/40	3,195,426	3,378,830
GNMA (4)	AAA	4.50	10/15/40	1,911,719	2,021,444
GNMA (4)	AAA	5.00	04/15/39	2,560,769	2,778,967
GNMA (4)	AAA	5.00	06/20/39	1,933,647	2,045,766
GNMA (4)	AAA	5.00	11/15/39	1,813,885	1,968,443
GNMA (4)	AAA	5.00	06/20/40	1,478,625	1,607,003
GNMA (4)	AAA	5.00	06/20/40	1,478,547	1,606,919
GNMA (4)	AAA	6.50	04/15/31	25,859	29,503
GNMA (4)	AAA	6.50	12/15/31	123,539	140,950
GNMA (4)	AAA	6.50	05/15/32	46,739	53,326
GNMA (4)	AAA	7.00	09/15/31	35,943	42,091
GNMA (4)	AAA	7.00	09/15/31	33,578	39,322
GNMA (4)	AAA	7.00	05/15/32	18,253	21,345
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	2,101,263	2,299,464
					184,258,854
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FNMA	AAA	0.00	10/09/19	20,000,000	14,000,600

CORPORATE DEBT (46.0%)
CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,174,435
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	546,230
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,173,050
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,125,074
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,955,982
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	1,945,000
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	531,606
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	2,058,785
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,234,828
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,694,060
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,099,368
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,133,086

Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,006,148
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	2,000,000	2,013,766
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	2,975,940
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,047,500
Starwood Hotels & Resorts	BB+	6.25	02/15/13	109,000	115,540
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	3,000,000	2,958,192
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,268,048
					37,056,638
CONSUMER STAPLES (2.6%)
Avon Products, Inc.	BBB+	4.20	07/15/18	3,000,000	3,048,093
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,116,770
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	2,000,000	2,017,528
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,292,800
Kraft Foods, Inc.	BBB-	5.63	11/01/11	258,000	262,130
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,196,882
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,520,898
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,820,230
					16,275,331
ENERGY (5.5%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	2,971,767
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,176,930
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,109,838
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,090,000
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,035,872
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,049,380
Noble Drilling Corp.	A-	7.50	03/15/19	2,000,000	2,395,070
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	2,775,000	3,046,417
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,737,040
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,154,788
Transocean, Inc.	BBB	1.50	12/15/37	3,000,000	2,940,000
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	528,291
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,644,111
					33,879,504
FINANCIALS (16.6%)
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,050,748
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,379,858
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,350,000
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	538,271
Bank of America Corp.	A	3.70	09/01/15	2,000,000	2,016,270
Barrick N.A. Finance LLC†	A-	4.40	05/30/21	3,000,000	2,986,086
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,234,914
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,816,929
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,156,210
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,232,072
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,098,068
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,818,933
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	484,355
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,157,185
First Industrial LP	BB-	6.88	04/15/12	2,000,000	2,020,724
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,031,542
Goldman Sachs Group, Inc.	A	3.70	08/01/15	1,000,000	1,018,268
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	523,374
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,134,702
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,191,328
Health Care REIT, Inc.	BBB-	3.63	03/15/16	500,000	503,160
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,677,773
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,075,812
HSBC Finance Corp.	A	5.39	11/10/13	100,000	101,948
HSBC Finance Corp.	A	5.56	10/10/13	70,000	71,017
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,222,544
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,176,298

Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,058,099
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	987,702
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,095,780
Markel Corp.	BB	5.35	06/01/21	1,000,000	980,541
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,143,382
Morgan Stanley	A	4.00	07/24/15	2,000,000	2,035,382
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	2,000,000	2,002,758
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,216,960
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,076,131
Protective Life Secured Trust	AA-	4.92	12/10/14	124,000	125,148
Protective Life Secured Trust	AA-	5.07	10/10/14	53,000	53,791
Protective Life Secured Trust	AA-	5.17	08/10/14	21,000	21,329
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,151,750
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,251,921
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,120,316
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	2,967,996
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,923,320
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,027,348
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,311,874
Travelers Cos., Inc.	A-	3.90	11/01/20	2,500,000	2,416,670
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	521,904
Unitrin, Inc.	BBB-	6.00	11/30/15	2,500,000	2,672,015
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,064,720
					103,295,226
HEALTH CARE (4.7%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,282,102
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,670,853
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	2,919,528
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,212,880
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,321,668
Laboratory Corp. of America	BBB+	4.63	11/15/20	500,000	507,799
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,067,022
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,120,884
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,822,497
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	2,892,249
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	2,947,427
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,121,070
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,019,570
Wyeth	AA	5.50	03/15/13	1,750,000	1,887,905
					28,793,454
INDUSTRIALS (3.4%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	543,944
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,289,920
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	2,000,000	2,033,606
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	2,970,036
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,068,732
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	2,995,608
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	2,000,000	2,071,914
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,216,314
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,142,514
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,011,158
					21,343,746
INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,227,720
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	633,564
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,198,326
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,752,543
Ingram Micro, Inc.	BBB-	5.25	09/01/17	500,000	524,116
Xerox Corp.	BBB-	6.88	08/15/11	500,000	503,357
					9,839,626

MATERIALS (2.4%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,034,222
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,214,486
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,508,035
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,900,000
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,242,374
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	1,977,462
					14,876,579
TELECOMMUNICATION SERVICES (1.1%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,360,336
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,075,556
Verizon Florida LLC	A-	6.13	01/15/13	2,000,000	2,146,974
					6,582,866
UTILITIES (2.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	573,913
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	2,500,000	2,465,448
Arizona Public Svc. Co.	BBB	6.50	03/01/12	2,000,000	2,073,478
Entergy Corp.	BBB-	5.13	09/15/20	500,000	495,163
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,132,121
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,182,388
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,256,120
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,658,017
					13,836,648
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,734,985	4,256,538
TOTAL LONG-TERM DEBT SECURITIES (Cost: $583,882,375) 98.5%					611,023,115

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Cargill Global Fund PLC†	A-1	0.09	07/13/11	3,000,000	2,999,910
Chevron Corp.	A-1+	0.02	07/11/11	2,300,000	2,299,987
					5,299,897
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,299,897) 0.9%					5,299,897

TEMPORARY CASH INVESTMENTS (2) (Cost: $992,500) 0.2%					992,500

TOTAL INVESTMENTS (Cost: $590,174,772) 99.6%					617,315,512

OTHER NET ASSETS 0.4%					2,276,033

NET ASSETS 100.0%					$619,591,545

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2011 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets
ALL AMERICA FUND	$303,966	0.1%
SMALL CAP VALUE FUND	$4,272,200	1.4%
SMALL CAP GROWTH FUND	$6,724,931	2.1%
MID-CAP EQUITY INDEX FUND	$399,922	0.1%
COMPOSITE FUND	$602,589	0.4%
MONEY MARKET FUND	$49,197,854	47.6%
MID-TERM BOND FUND	$8,052,746	2.4%
BOND FUND	$19,636,141	3.2%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2011, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	273	E-mini S&P 500 Stock Index	P	September 2011	$17,956,575	$503,753	1.9%
ALL AMERICA FUND	90	E-mini S&P 500 Stock Index	P	September 2011	$5,919,750	$149,659	2.1%
MID-CAP EQUITY INDEX FUND	205	E-mini S&P MidCap 400 Stock Index	P	September 2011	$20,018,250	$809,705	3.5%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2011 was 0.15%.

(3)	Percentage is less than 0.05%.
(4)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2011, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2011. Fair value inputs for all debt securities were considered Level 2.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$928,779,773	—	—	$928,779,773
Short-Term Debt Securities	—	$16,949,156	—	$16,949,156
Temporary Cash Investments	—	$750,000	—	$750,000
	$928,779,773	$17,699,156	—	$946,478,929

All America Fund
Common Stock - Indexed	$158,093,518	—	—	$158,093,518
Common Stock - Active	$106,452,044	$303,966	—	$106,756,010
Convertible Preferred Stock	$152,650	—	—	$152,650
Short-Term Debt Securities	—	$10,099,609	—	$10,099,609
Temporary Cash Investments	—	$1,596,700	—	$1,596,700
	$264,698,212	$12,000,275	—	$276,698,487

Small Cap Value Fund
Common Stock	$279,683,976	$1,772,244	—	$281,456,220
Convertible Preferred Stock	$1,168,210	—	—	$1,168,210
Short-Term Debt Securities	—	$15,299,475	—	$15,299,475
	$280,852,186	$17,071,719	—	$297,923,905

Small Cap Growth Fund
Common Stock	$299,113,880	—	—	$299,113,880
Short-Term Debt Securities	—	$26,724,548	—	$26,724,548
	$299,113,880	$26,724,548	—	$325,838,428

Mid Cap Value Fund
Common Stock	$53,250,156	—	—	$53,250,156
Short-Term Debt Securities	—	$2,599,786	—	$2,599,786
	$53,250,156	$2,599,786	—	$55,849,942

Mid-Cap Equity Index Fund
Common Stock	$547,113,166	—	—	$547,113,166
Short-Term Debt Securities	—	$18,299,045	—	$18,299,045
Temporary Cash Investments	—	$500,000	—	$500,000
	$547,113,166	$18,799,045	—	$565,912,211

International Fund
Common Stock	$69,523,564	—	—	$69,523,564
Short-Term Debt Securities	—	$999,911	—	$999,911
	$69,523,564	$999,911	—	$70,523,475

Composite Fund
Common Stock	$101,686,699	—	—	$101,686,699
U.S. Government Debt	—	$7,819,028	—	$7,819,028
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,080,364	—	$23,080,364
Corporate Long-Term Debt	—	$32,899,187	—	$32,899,187
Short-Term Debt	—	$4,423,600	—	$4,423,600
Temporary Cash Investments	—	$1,902,100	—	$1,902,100
	$101,686,699	$70,124,279	—	$171,810,978

Retirement Income Fund
Common Stock	$19,749,407	—	—	$19,749,407

2010 Retirement Fund
Common Stock	$22,139,553	—	—	$22,139,553

2015 Retirement Fund
Common Stock	$88,479,658	—	—	$88,479,658

2020 Retirement Fund
Common Stock	$108,356,534	—	—	$108,356,534

2025 Retirement Fund
Common Stock	$98,277,432	—	—	$98,277,432

2030 Retirement Fund
Common Stock	$79,359,327	—	—	$79,359,327

2035 Retirement Fund
Common Stock	$62,085,138	—	—	$62,085,138

2040 Retirement Fund
Common Stock	$56,483,747	—	—	$56,483,747

2045 Retirement Fund
Common Stock	$66,866,046	—	—	$66,866,046

Conservative Allocation Fund
Common Stock	$54,814,610	—	—	$54,814,610

Moderate Allocation Fund
Common Stock	$175,222,544	—	—	$175,222,544

Aggressive Allocation Fund
Common Stock	$161,403,083	—	—	$161,403,083

Money Market Fund
U.S. Government Debt	—	$9,997,526	—	$9,997,526
U.S. Government Agency Short-Term Debt	—	$8,949,864	—	$8,949,864
Commercial Paper	—	$84,311,090	—	$84,311,090
Temporary Cash Investments	—	$101,300	—	$101,300
	—	$103,359,780	—	$103,359,780

Mid-Term Bond Fund
U.S. Government Debt	—	$158,295,503	—	$158,295,503
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$1,166,242	—	$1,166,242
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,856,674	—	$46,856,674
Corporate Debt	—	$125,194,831	—	$125,194,831
Short-Term Debt	—	$3,999,982	—	$3,999,982
Temporary Cash Investments	—	$64,100	—	$64,100
	—	$335,577,332	—	$335,577,332

Bond Fund
U.S. Government Debt	—	$122,727,505	—	$122,727,505
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$184,258,854	—	$184,258,854
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$14,000,600	—	$14,000,600
Long-Term Corporate Debt	—	$285,779,618	—	$285,779,618
Sovereign Debt	—	$4,256,538	—	$4,256,538
Short-Term Debt	—	5,299,897	—	5,299,897
Temporary Cash Investments	—	992,500	—	992,500
	—	$617,315,512	—	$617,315,512

Other Financial Instruments:*
Equity Index Fund	$503,753	—	—	$503,753
All America Fund	$149,659	—	—	$149,659
Mid-Cap Equity Index Fund	$809,705	—	—	$809,705

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)
for the Six Months Ended June 30, 2011
						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2011 Included
	2010	(Losses) (b)	Level 3	Level 3 (c)	2011	in Statement of Operations
All America Fund - Active Common Stock	$329,297	—	—	$(329,297)	—	—
Small Cap Value Fund - Common Stock	$1,919,931	—	—	$(1,919,931)	—	—

(b)	Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.
(c)	Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2011 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$254,390,349	$53,283,959	$73,007,273	$86,776,676	$10,393,082
Unrealized Depreciation	(93,637,124)	(27,261,714)	(9,869,300)	(4,611,769)	(2,909,684)
Net	$160,753,225	$26,022,245	$63,137,973	$82,164,907	$7,483,398
Cost of Investments	$785,725,704	$250,676,242	$234,785,932	$243,673,521	$48,366,544

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$132,514,904	$8,054,995	$21,808,428	$924,638	$2,725,016
Unrealized Depreciation	(28,093,922)	(1,691,835)	(4,643,430)	(106,744)	(796,343)
Net	$104,420,982	$6,363,160	$17,164,998	$817,894	$1,928,673
Cost of Investments	$461,491,229	$64,160,315	$154,645,980	$18,931,513	$20,210,880

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$12,046,076	$14,416,397	$14,874,330	$13,221,994	$10,995,076
Unrealized Depreciation	(2,435,823)	(1,918,274)	(993,238)	(963,836)	(617,354)
Net	$9,610,253	$12,498,123	$13,881,092	$12,258,158	$10,377,722
Cost of Investments	$78,869,405	$95,858,411	$84,396,340	$67,101,169	$51,707,416

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$10,151,832	$12,110,865	$4,337,809	$20,737,325	$19,017,185
Unrealized Depreciation	(402,710)	(442,608)	(1,587,183)	(6,912,360)	(4,288,182)
Net	$9,749,122	$11,668,257	$2,750,626	$13,824,965	$14,729,003
Cost of Investments	$46,734,625	$55,197,789	$52,063,984	$161,397,579	$146,674,080

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$3,558	$15,736,932	$28,379,264
Unrealized Depreciation	(2,598)	(107,738)	(1,238,524)
Net	$960	$15,629,194	$27,140,740
Cost of Investments	$103,358,820	$319,948,138	$590,174,772

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.
(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 2, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 2, 2011